UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta 270 Park Avenue New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2012 through August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2012 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

SEPTEMBER 19, 2012

Dear Shareholder:

Sources of uncertainty are prevalent in the market: social and political unrest in the Middle East, Europe’s ongoing debt crisis, upcoming elections in the United States and the potential for an economic “hard landing” in China. Equities have seesawed against this backdrop and many investors seem content to forego the market fluctuations — overall industry net flows for equity mutual funds are negative for 2012. Despite these sharp swings in market momentum, U.S. stocks have soared year to date. The S&P 500 Index recently reached levels not seen since 2008 and has returned more than 100% since bottoming in March 2009.

“As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging markets debt in search of higher yielding securities.”

Accommodative monetary policy has been a significant catalyst for the recent rally in stocks. Central banks continue to take unprecedented actions in an effort to stoke economic growth. In September, the European Central Bank announced its plans to implement Outright Monetary Transactions (OMTs), planning to purchase 1-3 year bonds issued by the governments of troubled European countries. The U.S. Federal Reserve also recently announced another asset purchase plan, indicating that it would buy $40 billion of agency mortgage-backed securities per month on an open-ended basis.

U.S. Treasury yields remain at historically low levels

Accommodative monetary policy from the Fed continues to keep yields at historically low levels. Real yields are negative on many parts of the yield curve, meaning that the payment that investors will receive from these bonds is less than the expected rate of inflation. Holders of these securities are willing to see the purchasing power of their money decline in order to access the perceived safety of U.S. Treasury securities, likely a reflection of the elevated level of uncertainty among investors.

The yield for 10-year U.S. Treasury securities ended August 2012 at 1.6%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.2% and 2.7%, respectively. As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging markets debt in search of higher yielding securities.

Some positive signs for the U.S. economy

While the Federal Reserve can set short-term rates, it does not have complete control of long-term rates, and stronger economic growth could push rates higher. U.S. GDP growth has, until this point in the recovery, been muted. However, existing home sales spiked in August, while sentiment among homebuilders increased. Housing, a long-time drag on economic growth, may make a significant contribution to GDP in 2012. Meanwhile, second-quarter earnings for the S&P 500 companies were the highest on record, while inflation remains very much under control.

As always, we encourage investors to position their portfolios to withstand and benefit from a variety of future outcomes. While the overhang from policy uncertainty can be frustrating, we encourage investors to remain committed to their long-term strategies and take advantage of opportunities caused by market volatility by tactically rebalancing their portfolios.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2012 (Unaudited)

In most parts of the world, central banks continued their efforts to stimulate economic growth with accommodative policies. The U.S. Federal Open Market Committee extended its $400 billion “Operation Twist” program through the end of 2012, while many investors anticipated the additional round of quantitative easing that was announced shortly after the end of the reporting period. Meanwhile, in June, European leaders agreed to ease repayment rules for emergency loans to Spanish banks and relax conditions on potential help for Italy, increasing optimism that Europe’s debt crisis may be contained. The S&P 500 Index finished the six months ended August 31, 2012 with a 4.14% return.

The U.S. Home Affordable Refinance Program (HARP) — a federal mandate designed for struggling borrowers to refinance their mortgages at lower rates — contributed to higher prepayments on loans packaged into mortgage-backed securities. Meanwhile, the housing market showed signs of improvement, as sentiment among homebuilders and sales of existing homes both increased during the reporting period.

Interest rates for U.S. Treasury securities declined on most parts of the yield curve and remained near historically low levels (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). High yield securities (also known as “junk bonds”) benefited from tightening credit spreads. Emerging markets debt securities were supported by a beneficial technical environment, as the asset class experienced strong inflows due in part to investors’ search for yield in a low interest rate environment.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2012 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Core Bond Trust*	3.73%
Barclays U.S. Aggregate Index	2.97%

Net Assets as of 8/31/2012 (In Thousands)	$3,616,136
Duration as of 8/31/2012	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2012, the Fund’s relative outperformance versus the Barclays U.S. Aggregate Index (the “Benchmark”) was driven by its positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time). The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period. The Fund’s security selection among non-agency and agency mortgage-backed securities also contributed to relative performance.

The Fund’s duration was slightly shorter than the Benchmark, which detracted from its relative performance as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s underweight in the credit sector also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	32.4%
U.S. Treasury Obligations	24.7
Corporate Bonds	19.7
Mortgage Pass-Through Securities	11.5
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	2.5
U.S. Government Agency Securities	1.5
Foreign Government Securities	1.4
Others (each less than 1.0%)	0.3
Short-Term Investment	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2012. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2012

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	3.73%	6.90%	8.19%	8.10%	6.64%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2012. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2012 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	4.11%
S&P 500 Index[1]	4.14%

Net Assets as of 8/31/2012 (In Thousands)	$307,569

INVESTMENT OBJECTIVE**

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the S&P 500 Index (the “Benchmark”) for the six months ended August 31, 2012. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

Despite concerns about economic growth, escalating political and social unrest in the Middle East and the ongoing European debt crisis, U.S. stocks gained for the twelve months ended August 31, 2012. Accommodative policies from the U.S. Federal Reserve and measures by the European Central Bank to combat the region’s debt crisis helped support U.S. equities during the reporting period. The Benchmark returned 4.14% for the six months ended August 31, 2012.

Sector performance in the Benchmark was mixed, as some sectors posted positive absolute returns and some sectors posted negative absolute returns. On a relative basis, the energy and materials sectors underperformed other sectors in the Benchmark, while the telecommunication services and consumer staples sectors outperformed other sectors in the Benchmark.

HOW WAS THE FUND POSITIONED?

Regardless of the market outlook, the Fund was managed in strict conformity with a full index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	4.8%
2.	Exxon Mobil Corp.	3.2
3.	Microsoft Corp.	1.8
4.	International Business Machines Corp.	1.7
5.	Chevron Corp.	1.7
6.	General Electric Co.	1.7
7.	AT&T, Inc.	1.7
8.	Johnson & Johnson	1.4
9.	Procter & Gamble Co. (The)	1.4
10.	Wells Fargo & Co.	1.4

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	20.0%
Financials	14.2
Health Care	11.6
Energy	11.0
Consumer Staples	11.0
Consumer Discretionary	10.8
Industrials	10.0
Utilities	3.5
Materials	3.3
Telecommunication Services	3.1
Investment Company	0.1
U.S. Treasury Obligation	0.1
Short-Term Investment	1.3

[1]	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments (excluding investments of cash collateral for securities on loan) as of August 31, 2012. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2012

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	4.11%	17.84%	13.48%	1.15%	4.12%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/12)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to August 31, 2012. The performance of the Lipper S&P 500 Objective Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2012 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Intermediate Bond Trust*	2.87%
Barclays Intermediate U.S. Government/Credit Index	2.29%

Net Assets as of 8/31/2012 (In Thousands)	$383,858
Duration as of 8/31/2012	3.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2012, the Fund’s relative outperformance versus the Barclays Intermediate U.S. Government/Credit Index (“Benchmark”) was driven, in part, by its allocation to mortgage-backed securities, which performed strongly during the reporting period and are not represented in the Benchmark. The Fund’s underweight of the credit sector detracted from relative performance as the sector benefited from investors’ increasing appetite for risk.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and the credit sector. The Fund was overweight the intermediate part (5-10 years) of the yield curve

(the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time).

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	31.3%
Collateralized Mortgage Obligations	25.4
Corporate Bonds	18.5
Mortgage Pass-Through Securities	11.0
Asset-Backed Securities	3.5
U.S. Government Agency Securities	2.1
Commercial Mortgage-Backed Securities	1.5
Foreign Government Securities	1.1
Supranational	0.1
Short-Term Investment	5.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2012. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2012

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	2.87%	5.53%	6.84%	7.14%	5.99%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2012. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper Short-Intermediate

U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 4.4%
2,251	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.036%, 12/27/22 (e)	2,251
	AH Mortgage Advance Trust,
2,152	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	2,158
6,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	6,684
3,628	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,669
880	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	881
2,588	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	2,606
4,725	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	4,772
	Ally Auto Receivables Trust,
1,030	Series 2010-3, Class A3, 1.110%, 10/15/14	1,033
670	Series 2010-3, Class A4, 1.550%, 08/17/15	679
247	Series 2010-4, Class A3, 0.910%, 11/17/14	247
671	Series 2011-1, Class A3, 1.380%, 01/15/15	674
1,418	Series 2012-1, Class A3, 0.930%, 02/16/16	1,430
980	Series 2012-2, Class A3, 0.740%, 04/15/16	986
1,250	Series 2012-3, Class A2, 0.700%, 01/15/15	1,252
1,109	Series 2012-3, Class A3, 0.850%, 08/15/16	1,116
1,642	Series 2012-4, Class A2, 0.480%, 05/15/15	1,644
	American Credit Acceptance Receivables Trust,
324	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	325
1,120	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	1,121
	AmeriCredit Automobile Receivables Trust,
247	Series 2008-AF, Class A4, 6.960%, 10/14/14	249
726	Series 2010-3, Class A3, 1.140%, 04/08/15	728
126	Series 2010-4, Class A2, 0.960%, 05/08/14	126
375	Series 2010-4, Class A3, 1.270%, 04/08/15	376
103	Series 2011-1, Class A2, 0.840%, 06/09/14	103
375	Series 2011-1, Class A3, 1.390%, 09/08/15	377
1,029	Series 2011-3, Class A2, 0.840%, 11/10/14	1,030
297	Series 2011-4, Class A2, 0.920%, 03/09/15	298
1,414	Series 2011-4, Class A3, 1.170%, 05/09/16	1,423
1,195	Series 2011-5, Class A3, 1.550%, 07/08/16	1,214
1,187	Series 2012-1, Class A2, 0.910%, 10/08/15	1,190
235	Series 2012-1, Class A3, 1.230%, 09/08/16	238
123	Series 2012-2, Class A3, 1.050%, 10/11/16	124
600	Series 2012-3, Class A2, 0.710%, 12/08/15	601
361	Series 2012-3, Class A3, 0.960%, 01/09/17	364
	Bank of America Auto Trust,
40	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	40

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	480
589	Series 2012-1, Class A3, 0.780%, 06/15/16	592
702	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.605%, 04/25/36	595
622	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	625
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	716
	CarMax Auto Owner Trust,
187	Series 2010-1, Class A3, 1.560%, 07/15/14	187
1,213	Series 2011-1, Class A3, 1.290%, 09/15/15	1,220
885	Series 2011-1, Class A4, 2.160%, 09/15/16	912
1,350	Series 2011-3, Class A3, 1.070%, 06/15/16	1,361
421	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	421
547	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	556
1,681	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,578
480	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	480
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,099
	Citigroup Mortgage Loan Trust, Inc.,
501	Series 2003-HE3, Class A, VAR, 0.615%, 12/25/33	456
1,565	Series 2011-5, Class 1A1, VAR, 0.425%, 02/25/46 (e) (f) (i)	1,442
	CNH Equipment Trust,
10	Series 2010-A, Class A3, 1.540%, 07/15/14	10
870	Series 2010-C, Class A3, 1.170%, 05/15/15	873
926	Series 2011-A, Class A3, 1.200%, 05/16/16	931
747	Series 2011-A, Class A4, 2.040%, 10/17/16	770
1,188	Series 2012-A, Class A2, 0.650%, 07/15/15	1,190
920	Series 2012-A, Class A3, 0.940%, 05/15/17	927
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.835%, 10/25/34	625
	CPS Auto Trust,
1,369	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	1,434
759	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	761
4,081	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	4,094

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
	Credit Acceptance Auto Loan Trust,
1,300	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	1,319
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	568
327	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.350%, 01/25/36	170
	Discover Card Master Trust,
1,015	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,057
813	Series 2012-A1, Class A1, 0.810%, 08/15/17	819
193	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.335%, 12/25/36	184
1,000	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	1,002
763	Flagship Credit Auto Trust, Series 2012-1, Class A, 1.860%, 01/15/15 (e)	764
618	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	619
	Ford Credit Auto Owner Trust,
408	Series 2009-B, Class A4, 4.500%, 07/15/14	414
1,754	Series 2012-A, Class A3, 0.840%, 08/15/16	1,764
600	Series 2012-B, Class A3, 0.720%, 12/15/16	603
2,774	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	2,829
	Freedom Trust,
604	Series 2011-1, Class A13, VAR, 0.402%, 11/30/37 (e) (f) (i)	587
952	Series 2011-2, Class A11, VAR, 4.003%, 08/01/46 (e)	953
392	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	357
377	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	378
	Honda Auto Receivables Owner Trust,
550	Series 2011-1, Class A4, 1.800%, 04/17/17	561
809	Series 2012-1, Class A3, 0.770%, 01/15/16	813
337	Series 2012-1, Class A4, 0.970%, 04/16/18	341
413	Series 2012-2, Class A3, 0.700%, 02/16/16	416
	HSBC Home Equity Loan Trust,
1,129	Series 2006-1, Class A1, VAR, 0.397%, 01/20/36	1,071
433	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	436
2,126	Series 2007-3, Class APT, VAR, 1.437%, 11/20/36	2,038

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Huntington Auto Trust,
508	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	509
1,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	1,006
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,016
692	Series 2012-1, Class A3, 0.810%, 09/15/16	695
	Hyundai Auto Receivables Trust,
429	Series 2010-B, Class A3, 0.970%, 04/15/15	431
710	Series 2010-B, Class A4, 1.630%, 03/15/17	725
515	Series 2011-A, Class A3, 1.160%, 04/15/15	518
520	Series 2011-A, Class A4, 1.780%, 12/15/15	531
734	Series 2011-B, Class A3, 1.040%, 09/15/15	738
824	Series 2011-B, Class A4, 1.650%, 02/15/17	843
865	Series 2012-A, Class A3, 0.720%, 03/15/16	868
244	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.435%, 03/25/36	139
	John Deere Owner Trust,
490	Series 2011-A, Class A3, 1.290%, 01/15/16	493
355	Series 2011-A, Class A4, 1.960%, 04/16/18	364
1,079	Series 2012-B, Class A2, 0.430%, 02/17/15	1,079
581	Series 2012-B, Class A4, 0.690%, 01/15/19	581
237	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	237
1,164	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.586%, 07/25/34 (e)	1,147
	Long Beach Mortgage Loan Trust,
443	Series 2006-8, Class 2A2, VAR, 0.326%, 09/25/36	162
660	Series 2006-WL2, Class 2A3, VAR, 0.435%, 01/25/36	541
1,328	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.486%, 03/25/32	1,227
208	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	209
1,215	Mid-State Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,211
3,000	MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,038
1,238	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.591%, 12/07/20	1,242
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.191%, 11/25/33	1,029

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
524	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	526
	Nissan Auto Receivables Owner Trust,
484	Series 2010-A, Class A3, 0.870%, 07/15/14	485
450	Series 2010-A, Class A4, 1.310%, 09/15/16	454
672	Series 2012-A, Class A3, 0.730%, 05/16/16	679
333	Series 2012-A, Class A4, 1.000%, 07/16/18	339
1,475	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.861%, 10/25/34	1,405
634	PennyMac Loan Trust, Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (f) (i)	635
3,000	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.536%, 03/25/36	2,630
377	Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	377
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	129
2,074	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,079
7,934	Resort Finance Timeshare Receivables Trust, Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (f) (i)	7,934
	Santander Drive Auto Receivables Trust,
375	Series 2010-3, Class A3, 1.200%, 06/16/14	375
700	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	719
357	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	358
752	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	754
1,772	Series 2012-1, Class A2, 1.250%, 04/15/15	1,780
411	Series 2012-1, Class A3, 1.490%, 10/15/15	416
786	Series 2012-2, Class A2, 0.910%, 05/15/15	788
427	Series 2012-2, Class A3, 1.220%, 12/15/15	431
248	Series 2012-3, Class A3, 1.080%, 04/15/16	250
682	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	682
763	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	764
286	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.506%, 06/25/35	282
335	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	338
	Toyota Auto Receivables Owner Trust,
836	Series 2010-C, Class A3, 0.770%, 04/15/14	837
1,407	Series 2011-A, Class A3, 0.980%, 10/15/14	1,411
1,540	Series 2011-A, Class A4, 1.560%, 05/15/15	1,564

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,844		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.639%, 10/15/15 (e)	3,905
1,100		Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	1,107
2,127		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	2,141
		VOLT LLC,
7,142		Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (f) (i)	7,142
3,076		Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (f) (i)	3,084
300		Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	301
2,556		Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	2,558
584		Westlake Automobile Receivables Trust, Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	585
1,370		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,387

		Total Asset-Backed Securities (Cost $157,384)	158,617

Collateralized Mortgage Obligations — 32.3%
		Agency CMO — 21.2%
		Federal Home Loan Bank,
904		Series 2000-0606, Class Y, 5.270%, 12/28/12	915
3,798		Series 9M-2012, Class A, 4.720%, 09/20/12	3,805
1,367		Series TQ-2015, Class A, 5.065%, 10/20/15	1,471
306		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	348
		Federal Home Loan Mortgage Corp. REMICS,
28		Series 11, Class D, 9.500%, 07/15/19	30
14		Series 22, Class C, 9.500%, 04/15/20	15
22		Series 23, Class F, 9.600%, 04/15/20	25
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
2		Series 47, Class F, 10.000%, 06/15/20	2
7		Series 99, Class Z, 9.500%, 01/15/21	8
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
9		Series 1065, Class J, 9.000%, 04/15/21	11
2		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	4
8		Series 1084, Class F, VAR, 1.200%, 05/15/21	8
5		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
18		Series 1116, Class I, 5.500%, 08/15/21	20
16		Series 1144, Class KB, 8.500%, 09/15/21	19
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	14
20		Series 1250, Class J, 7.000%, 05/15/22	24
28		Series 1343, Class LA, 8.000%, 08/15/22	33
35		Series 1343, Class LB, 7.500%, 08/15/22	42
64		Series 1370, Class JA, VAR, 1.400%, 09/15/22	64
62		Series 1455, Class WB, IF, 4.550%, 12/15/22	66
294		Series 1466, Class PZ, 7.500%, 02/15/23	339
5		Series 1470, Class F, VAR, 2.116%, 02/15/23	5
321		Series 1498, Class I, VAR, 1.400%, 04/15/23	321
430		Series 1502, Class PX, 7.000%, 04/15/23	495
57		Series 1505, Class Q, 7.000%, 05/15/23	65
130		Series 1518, Class G, IF, 8.799%, 05/15/23	155
43		Series 1541, Class M, HB, IF, 23.091%, 07/15/23	72
118		Series 1541, Class O, VAR, 0.840%, 07/15/23	120
12		Series 1570, Class F, VAR, 2.616%, 08/15/23	13
420		Series 1573, Class PZ, 7.000%, 09/15/23	482
278		Series 1591, Class PV, 6.250%, 10/15/23	288
6		Series 1595, Class D, 7.000%, 10/15/13	6
23		Series 1596, Class D, 6.500%, 10/15/13	23
27		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	44
5		Series 1607, Class SA, HB, IF, 20.690%, 10/15/13	6
1,193		Series 1608, Class L, 6.500%, 09/15/23	1,346
241		Series 1609, Class LG, IF, 16.792%, 11/15/23	283
661		Series 1638, Class H, 6.500%, 12/15/23	748
533		Series 1642, Class PJ, 6.000%, 11/15/23	612
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	22
18		Series 1686, Class SH, IF, 18.675%, 02/15/24	30
184		Series 1695, Class EB, 7.000%, 03/15/24	212
36		Series 1699, Class FC, VAR, 0.850%, 03/15/24	37
190		Series 1700, Class GA, PO, 02/15/24	186
508		Series 1706, Class K, 7.000%, 03/15/24	587
17		Series 1709, Class FA, VAR, 0.670%, 03/15/24	17
53		Series 1745, Class D, 7.500%, 08/15/24	62
1,171		Series 1760, Class ZD, VAR, 1.020%, 02/15/24	1,218
409		Series 1798, Class F, 5.000%, 05/15/23	444
7		Series 1807, Class G, 9.000%, 10/15/20	8

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
119	Series 1829, Class ZB, 6.500%, 03/15/26	134
6	Series 1844, Class E, 6.500%, 10/15/13	6
116	Series 1863, Class Z, 6.500%, 07/15/26	131
39	Series 1865, Class D, PO, 02/15/24	29
79	Series 1890, Class H, 7.500%, 09/15/26	93
239	Series 1899, Class ZE, 8.000%, 09/15/26	281
13	Series 1935, Class FL, VAR, 0.950%, 02/15/27	13
175	Series 1963, Class Z, 7.500%, 01/15/27	206
26	Series 1970, Class PG, 7.250%, 07/15/27	30
263	Series 1981, Class Z, 6.000%, 05/15/27	289
119	Series 1987, Class PE, 7.500%, 09/15/27	141
292	Series 2019, Class Z, 6.500%, 12/15/27	331
5	Series 2025, Class PE, 6.300%, 01/15/13	5
88	Series 2033, Class SN, HB, IF, 26.419%, 03/15/24	77
236	Series 2038, Class PN, IO, 7.000%, 03/15/28	58
471	Series 2040, Class PE, 7.500%, 03/15/28	555
81	Series 2043, Class CJ, 6.500%, 04/15/28	93
369	Series 2054, Class PV, 7.500%, 05/15/28	435
27	Series 2055, Class OE, 6.500%, 05/15/13	27
723	Series 2075, Class PH, 6.500%, 08/15/28	829
813	Series 2075, Class PM, 6.250%, 08/15/28	839
240	Series 2086, Class GB, 6.000%, 09/15/28	244
317	Series 2089, Class PJ, IO, 7.000%, 10/15/28	80
1,085	Series 2095, Class PE, 6.000%, 11/15/28	1,219
104	Series 2102, Class TC, 6.000%, 12/15/13	106
70	Series 2102, Class TU, 6.000%, 12/15/13	72
282	Series 2115, Class PE, 6.000%, 01/15/14	289
344	Series 2125, Class JZ, 6.000%, 02/15/29	360
79	Series 2132, Class SB, HB, IF, 29.485%, 03/15/29	152
50	Series 2134, Class PI, IO, 6.500%, 03/15/19	6
8	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
336	Series 2136, Class PG, 6.000%, 03/15/29	376
42	Series 2141, Class IO, IO, 7.000%, 04/15/29	10
99	Series 2163, Class PC, IO, 7.500%, 06/15/29	23
1,198	Series 2169, Class TB, 7.000%, 06/15/29	1,405
522	Series 2172, Class QC, 7.000%, 07/15/29	613
484	Series 2176, Class OJ, 7.000%, 08/15/29	559
271	Series 2201, Class C, 8.000%, 11/15/29	324
232	Series 2209, Class TC, 8.000%, 01/15/30	274
401	Series 2210, Class Z, 8.000%, 01/15/30	480
102	Series 2224, Class CB, 8.000%, 03/15/30	122
237	Series 2230, Class Z, 8.000%, 04/15/30	281
196	Series 2234, Class PZ, 7.500%, 05/15/30	232

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
165	Series 2247, Class Z, 7.500%, 08/15/30	195
234	Series 2256, Class MC, 7.250%, 09/15/30	276
482	Series 2259, Class ZM, 7.000%, 10/15/30	567
10	Series 2261, Class ZY, 7.500%, 10/15/30	12
56	Series 2262, Class Z, 7.500%, 10/15/30	67
502	Series 2271, Class PC, 7.250%, 12/15/30	591
820	Series 2283, Class K, 6.500%, 12/15/23	919
245	Series 2296, Class PD, 7.000%, 03/15/31	289
79	Series 2306, Class K, PO, 05/15/24	68
188	Series 2306, Class SE, IF, IO, 9.080%, 05/15/24	35
243	Series 2313, Class LA, 6.500%, 05/15/31	280
489	Series 2325, Class PM, 7.000%, 06/15/31	535
734	Series 2344, Class QG, 6.000%, 08/15/16	781
2,889	Series 2344, Class ZD, 6.500%, 08/15/31	3,180
276	Series 2344, Class ZJ, 6.500%, 08/15/31	304
240	Series 2345, Class NE, 6.500%, 08/15/31	248
224	Series 2345, Class PQ, 6.500%, 08/15/16	231
300	Series 2351, Class PZ, 6.500%, 08/15/31	338
2,594	Series 2353, Class AZ, 6.000%, 09/15/31	2,723
286	Series 2353, Class TD, 6.000%, 09/15/16	306
242	Series 2355, Class BP, 6.000%, 09/15/16	257
157	Series 2359, Class PM, 6.000%, 09/15/16	162
1,076	Series 2359, Class ZB, 8.500%, 06/15/31	1,259
450	Series 2360, Class PG, 6.000%, 09/15/16	481
104	Series 2363, Class PF, 6.000%, 09/15/16	111
192	Series 2366, Class MD, 6.000%, 10/15/16	205
441	Series 2367, Class ME, 6.500%, 10/15/31	479
700	Series 2391, Class QR, 5.500%, 12/15/16	744
276	Series 2394, Class MC, 6.000%, 12/15/16	294
913	Series 2396, Class FM, VAR, 0.689%, 12/15/31	918
544	Series 2399, Class OH, 6.500%, 01/15/32	600
934	Series 2399, Class TH, 6.500%, 01/15/32	1,030
782	Series 2410, Class NG, 6.500%, 02/15/32	868
288	Series 2410, Class OE, 6.375%, 02/15/32	317
590	Series 2410, Class QS, IF, 18.877%, 02/15/32	836
266	Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	56
645	Series 2412, Class SP, IF, 15.621%, 02/15/32	884
1,070	Series 2420, Class XK, 6.500%, 02/15/32	1,175
604	Series 2423, Class MC, 7.000%, 03/15/32	713
616	Series 2423, Class MT, 7.000%, 03/15/32	690
273	Series 2425, Class OB, 6.000%, 03/15/17	293
1,451	Series 2430, Class WF, 6.500%, 03/15/32	1,677

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
777	Series 2434, Class TC, 7.000%, 04/15/32	891
565	Series 2435, Class CJ, 6.500%, 04/15/32	653
634	Series 2436, Class MC, 7.000%, 04/15/32	741
503	Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	113
334	Series 2450, Class GZ, 7.000%, 05/15/32	394
402	Series 2450, Class SW, IF, IO, 7.760%, 03/15/32	91
2,059	Series 2455, Class GK, 6.500%, 05/15/32	2,381
170	Series 2458, Class QE, 5.500%, 06/15/17	180
646	Series 2462, Class JG, 6.500%, 06/15/32	747
1,699	Series 2464, Class SI, IF, IO, 7.760%, 02/15/32	336
304	Series 2466, Class PG, 6.500%, 04/15/32	315
942	Series 2466, Class PH, 6.500%, 06/15/32	1,074
679	Series 2474, Class NR, 6.500%, 07/15/32	765
903	Series 2484, Class LZ, 6.500%, 07/15/32	1,043
1,491	Series 2500, Class MC, 6.000%, 09/15/32	1,629
92	Series 2503, Class BH, 5.500%, 09/15/17	98
470	Series 2508, Class AQ, 5.500%, 10/15/17	506
1,062	Series 2512, Class PG, 5.500%, 10/15/22	1,178
249	Series 2515, Class DE, 4.000%, 03/15/32	253
157	Series 2518, Class PX, 5.500%, 09/15/13	157
536	Series 2535, Class BK, 5.500%, 12/15/22	596
987	Series 2537, Class TE, 5.500%, 12/15/17	1,063
1,919	Series 2543, Class YX, 6.000%, 12/15/32	2,159
1,677	Series 2544, Class HC, 6.000%, 12/15/32	1,888
2,098	Series 2552, Class ME, 6.000%, 01/15/33	2,361
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,670
1,483	Series 2568, Class KG, 5.500%, 02/15/23	1,631
178	Series 2571, Class SK, HB, IF, 33.467%, 09/15/23	350
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,308
563	Series 2586, Class WI, IO, 6.500%, 03/15/33	112
1,704	Series 2587, Class WX, 5.000%, 03/15/18	1,853
1,368	Series 2596, Class QG, 6.000%, 03/15/33	1,524
79	Series 2597, Class DS, IF, IO, 7.310%, 02/15/33	3
78	Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	2
97	Series 2610, Class DS, IF, IO, 6.860%, 03/15/33	3
662	Series 2611, Class UH, 4.500%, 05/15/18	696
1,095	Series 2617, Class GR, 4.500%, 05/15/18	1,162
37	Series 2619, Class HR, 3.500%, 11/15/31	37
1,724	Series 2626, Class NS, IF, IO, 6.311%, 06/15/23	124

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,351	Series 2631, Class LC, 4.500%, 06/15/18	1,438
602	Series 2636, Class Z, 4.500%, 06/15/18	639
761	Series 2637, Class SA, IF, IO, 5.861%, 06/15/18	77
95	Series 2638, Class DS, IF, 8.360%, 07/15/23	104
424	Series 2640, Class UG, IO, 5.000%, 01/15/32	16
873	Series 2640, Class UP, IO, 5.000%, 01/15/32	28
3	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
2,062	Series 2645, Class BI, IO, 4.500%, 02/15/18	69
620	Series 2650, Class PO, PO, 12/15/32	595
2,135	Series 2650, Class SO, PO, 12/15/32	2,045
942	Series 2651, Class VZ, 4.500%, 07/15/18	1,002
1,758	Series 2672, Class ME, 5.000%, 11/15/22	1,856
4,235	Series 2675, Class CK, 4.000%, 09/15/18	4,477
321	Series 2682, Class YS, IF, 8.631%, 10/15/33	324
11,714	Series 2684, Class PO, PO, 01/15/33	11,357
188	Series 2690, Class SJ, IF, 8.791%, 10/15/33	192
1,398	Series 2691, Class ME, 4.500%, 04/15/32	1,448
460	Series 2692, Class SC, IF, 12.808%, 07/15/33	539
115	Series 2695, Class DE, 4.000%, 01/15/17	115
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,274
81	Series 2695, Class OB, PO, 10/15/33	80
165	Series 2696, Class CO, PO, 10/15/18	164
69	Series 2700, Class S, IF, 8.641%, 11/15/33	70
873	Series 2702, Class PC, 5.000%, 01/15/23	923
88	Series 2705, Class SC, IF, 8.641%, 11/15/33	89
166	Series 2705, Class SD, IF, 8.692%, 11/15/33	167
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,289
1,605	Series 2715, Class OG, 5.000%, 01/15/23	1,677
2,100	Series 2716, Class UN, 4.500%, 12/15/23	2,298
1,027	Series 2720, Class PC, 5.000%, 12/15/23	1,127
1,076	Series 2727, Class BS, IF, 8.716%, 01/15/34	1,087
1,273	Series 2744, Class PE, 5.500%, 02/15/34	1,369
1,835	Series 2744, Class TU, 5.500%, 05/15/32	1,949
141	Series 2751, Class BA, 4.000%, 10/15/18	142
422	Series 2755, Class PA, PO, 02/15/29	421
647	Series 2755, Class SA, IF, 13.721%, 05/15/30	697
735	Series 2764, Class TE, 5.000%, 10/15/32	765
928	Series 2777, Class OM, PO, 12/15/32	910
123	Series 2780, Class JG, 4.500%, 04/15/19	127
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,389
17	Series 2809, Class UB, 4.000%, 09/15/17	17
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,838
197	Series 2812, Class NO, PO, 10/15/33	195
641	Series 2827, Class XO, PO, 01/15/23	629

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
166	Series 2835, Class QO, PO, 12/15/32	152
554	Series 2840, Class JO, PO, 06/15/23	543
453	Series 2850, Class SN, IF, IO, 6.910%, 09/15/18	19
48	Series 2870, Class KC, 4.250%, 05/15/18	48
829	Series 2872, Class JE, 4.500%, 02/15/18	840
1,020	Series 2922, Class JN, 4.500%, 02/15/20	1,063
1,241	Series 2934, Class EC, PO, 02/15/20	1,191
83	Series 2934, Class EN, PO, 02/15/18	82
1,034	Series 2934, Class HI, IO, 5.000%, 02/15/20	102
1,027	Series 2934, Class KI, IO, 5.000%, 02/15/20	105
856	Series 2958, Class QD, 4.500%, 04/15/20	922
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,652
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,747
766	Series 2971, Class GC, 5.000%, 07/15/18	790
261	Series 2989, Class PO, PO, 06/15/23	256
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,587
129	Series 3007, Class AI, IO, 5.500%, 07/15/24	7
164	Series 3014, Class OD, PO, 08/15/35	155
1,475	Series 3047, Class OB, 5.500%, 12/15/33	1,539
944	Series 3047, Class OD, 5.500%, 10/15/35	1,183
1,050	Series 3049, Class XF, VAR, 0.590%, 05/15/33	1,052
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,842
305	Series 3064, Class OB, 5.500%, 07/15/29	306
368	Series 3068, Class AO, PO, 01/15/35	360
856	Series 3068, Class QB, 4.500%, 06/15/20	903
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,481
1,267	Series 3085, Class WF, VAR, 1.039%, 08/15/35	1,279
159	Series 3100, Class MA, VAR, 1.708%, 12/15/35	156
1,674	Series 3102, Class FB, VAR, 0.540%, 01/15/36	1,679
382	Series 3102, Class HS, HB, IF, 23.688%, 01/15/36	602
1,743	Series 3117, Class EO, PO, 02/15/36	1,634
1,079	Series 3117, Class OK, PO, 02/15/36	1,021
133	Series 3122, Class ZB, 6.000%, 03/15/36	139
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,149
400	Series 3134, Class PO, PO, 03/15/36	378
1,773	Series 3138, Class PO, PO, 04/15/36	1,709
86	Series 3149, Class SO, PO, 05/15/36	82
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,208
1,008	Series 3152, Class MO, PO, 03/15/36	895
222	Series 3171, Class MO, PO, 06/15/36	212

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,987	Series 3179, Class OA, PO, 07/15/36	1,908
808	Series 3194, Class SA, IF, IO, 6.860%, 07/15/36	116
1,186	Series 3211, Class SO, PO, 09/15/36	1,145
615	Series 3218, Class AO, PO, 09/15/36	582
1,928	Series 3219, Class DI, IO, 6.000%, 04/15/36	269
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,714
1,545	Series 3232, Class ST, IF, IO, 6.460%, 10/15/36	242
760	Series 3233, Class OP, PO, 05/15/36	728
1,481	Series 3242, Class NE, 5.750%, 02/15/34	1,534
725	Series 3256, Class PO, PO, 12/15/36	686
1,627	Series 3260, Class CS, IF, IO, 5.901%, 01/15/37	227
808	Series 3261, Class OA, PO, 01/15/37	756
918	Series 3274, Class JO, PO, 02/15/37	869
517	Series 3275, Class FL, VAR, 0.679%, 02/15/37	517
2,372	Series 3290, Class SB, IF, IO, 6.211%, 03/15/37	369
2,738	Series 3315, Class HZ, 6.000%, 05/15/37	3,216
2,000	Series 3316, Class GD, 5.500%, 06/15/35	2,091
221	Series 3318, Class AO, PO, 05/15/37	213
431	Series 3326, Class JO, PO, 06/15/37	410
1,226	Series 3331, Class PO, PO, 06/15/37	1,172
1,477	Series 3385, Class SN, IF, IO, 5.761%, 11/15/37	180
1,590	Series 3387, Class SA, IF, IO, 6.181%, 11/15/37	224
2,291	Series 3404, Class SC, IF, IO, 5.761%, 01/15/38	323
6,818	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	48
1,818	Series 3424, Class PI, IF, IO, 6.560%, 04/15/38	274
4,684	Series 3430, Class AI, IO, 1.417%, 09/15/12	—	(h)
2,252	Series 3481, Class SJ, IF, IO, 5.610%, 08/15/38	302
2,387	Series 3505, Class SA, IF, IO, 5.761%, 01/15/39	306
2,722	Series 3511, Class SA, IF, IO, 5.761%, 02/15/39	350
1,249	Series 3549, Class FA, VAR, 1.439%, 07/15/39	1,256
1,000	Series 3607, Class BO, PO, 04/15/36	964
1,579	Series 3607, Class OP, PO, 07/15/37	1,458
1,083	Series 3607, Class PO, PO, 05/15/37	1,022

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
421	Series 3611, Class PO, PO, 07/15/34	394
1,023	Series 3621, Class BO, PO, 01/15/40	989
1,067	Series 3720, Class A, 4.500%, 09/15/25	1,155
3,297	Series 3739, Class LI, IO, 4.000%, 03/15/34	281
8,324	Series 3747, Class HI, IO, 4.500%, 07/15/37	945
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,106
4,354	Series 3759, Class HI, IO, 4.000%, 08/15/37	439
5,196	Series 3760, Class GI, IO, 4.000%, 10/15/37	533
514	Series 3798, Class BF, VAR, 0.540%, 06/15/24	514
2,054	Series 3804, Class FN, VAR, 0.689%, 03/15/39	2,061
5,442	Series 3819, Class ZQ, 6.000%, 04/15/36	6,373
941	Series 3852, Class QN, IF, 5.500%, 05/15/41	1,029
2,667	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,961
3,000	Series 3920, Class LP, 5.000%, 01/15/34	3,401
1,569	Series 3957, Class B, 4.000%, 11/15/41	1,681
1,890	Series 3966, Class NA, 4.000%, 12/15/41	2,035
1,603	Series 3997, Class PF, VAR, 0.689%, 11/15/39	1,605
4,847	Series 4048, Class FJ, VAR, 0.646%, 07/15/37	4,860
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 134, Class B, IO, 9.000%, 04/01/22	1
3,161	Series 233, Class 11, IO, 5.000%, 09/15/35	441
4,448	Series 233, Class 13, IO, 5.000%, 09/15/35	618
793	Series 243, Class 16, IO, 4.500%, 11/15/20	68
1,766	Series 243, Class 17, IO, 4.500%, 12/15/20	153
9,485	Series 262, Class 35, 3.500%, 07/15/42	10,117
1,995	Series 264, Class F1, VAR, 0.789%, 07/15/42	2,002
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
672	Series T-41, Class 3A, VAR, 6.917%, 07/25/32	778
402	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	481
2,035	Series T-54, Class 2A, 6.500%, 02/25/43	2,414
688	Series T-54, Class 3A, 7.000%, 02/25/43	824
290	Series T-58, Class APO, PO, 09/25/43	274
663	Series T-59, Class 1AP, PO, 10/25/43	578
2,427	Series T-76, Class 2A, VAR, 3.997%, 10/25/37	2,478
	Federal National Mortgage Association - ACES,
3,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,427
1,299	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,440
8,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	9,516
	Federal National Mortgage Association Grantor Trust,
1,014	Series 2002-T19, Class A2, 7.000%, 07/25/42	1,149

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
983		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,150
		Federal National Mortgage Association REMICS,
8		Series 1988-7, Class Z, 9.250%, 04/25/18	8
18		Series 1989-70, Class G, 8.000%, 10/25/19	21
6		Series 1989-78, Class H, 9.400%, 11/25/19	7
12		Series 1989-83, Class H, 8.500%, 11/25/19	13
10		Series 1989-89, Class H, 9.000%, 11/25/19	12
11		Series 1990-1, Class D, 8.800%, 01/25/20	13
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
5		Series 1990-63, Class H, 9.500%, 06/25/20	5
3		Series 1990-93, Class G, 5.500%, 08/25/20	4
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
23		Series 1990-102, Class J, 6.500%, 08/25/20	26
30		Series 1990-120, Class H, 9.000%, 10/25/20	35
3		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	5
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
13		Series 1991-24, Class Z, 5.000%, 03/25/21	13
1		Series 1992-101, Class J, 7.500%, 06/25/22	2
58		Series 1992-136, Class PK, 6.000%, 08/25/22	64
51		Series 1992-143, Class MA, 5.500%, 09/25/22	56
143		Series 1992-163, Class M, 7.750%, 09/25/22	165
228		Series 1992-188, Class PZ, 7.500%, 10/25/22	263
94		Series 1993-21, Class KA, 7.700%, 03/25/23	109
137		Series 1993-25, Class J, 7.500%, 03/25/23	159
37		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	52
57		Series 1993-62, Class SA, IF, 17.929%, 04/25/23	86
29		Series 1993-165, Class SD, IF, 12.489%, 09/25/23	38
64		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	84
43		Series 1993-179, Class SB, HB, IF, 24.868%, 10/25/23	71
29		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	38
101		Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	102
82		Series 1993-205, Class H, PO, 09/25/23	79

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
42	Series 1993-220, Class SG, IF, 15.500%, 11/25/13	45
129	Series 1993-225, Class UB, 6.500%, 12/25/23	141
43	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	43
120	Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	122
56	Series 1993-247, Class SU, IF, 11.834%, 12/25/23	72
163	Series 1993-250, Class Z, 7.000%, 12/25/23	171
139	Series 1993-257, Class C, PO, 06/25/23	138
485	Series 1994-37, Class L, 6.500%, 03/25/24	560
2,291	Series 1994-40, Class Z, 6.500%, 03/25/24	2,565
95	Series 1995-2, Class Z, 8.500%, 01/25/25	110
269	Series 1995-19, Class Z, 6.500%, 11/25/23	323
495	Series 1996-14, Class SE, IF, IO, 9.280%, 08/25/23	101
17	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	17
49	Series 1996-59, Class J, 6.500%, 08/25/22	54
506	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	28
37	Series 1997-27, Class J, 7.500%, 04/18/27	41
65	Series 1997-29, Class J, 7.500%, 04/20/27	74
408	Series 1997-39, Class PD, 7.500%, 05/20/27	477
71	Series 1997-42, Class EN, 7.250%, 07/18/27	72
48	Series 1997-42, Class ZC, 6.500%, 07/18/27	55
851	Series 1997-61, Class ZC, 7.000%, 02/25/23	969
153	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	38
16	Series 1998-4, Class C, PO, 04/25/23	15
405	Series 1998-36, Class ZB, 6.000%, 07/18/28	448
170	Series 1998-43, Class SA, HB, IF, 20.083%, 04/25/23	82
277	Series 1998-66, Class SB, IF, IO, 7.914%, 12/25/28	58
165	Series 1999-17, Class C, 6.350%, 04/25/29	189
964	Series 1999-18, Class Z, 5.500%, 04/18/29	1,070
253	Series 1999-38, Class SK, IF, IO, 7.814%, 08/25/23	38
80	Series 1999-52, Class NS, HB, IF, 22.721%, 10/25/23	129
219	Series 1999-62, Class PB, 7.500%, 12/18/29	257
696	Series 2000-2, Class ZE, 7.500%, 02/25/30	819
334	Series 2000-20, Class SA, IF, IO, 8.864%, 07/25/30	74

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
52	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	13
232	Series 2001-4, Class PC, 7.000%, 03/25/21	255
38	Series 2001-5, Class OW, 6.000%, 03/25/16	39
170	Series 2001-7, Class PF, 7.000%, 03/25/31	200
297	Series 2001-7, Class PR, 6.000%, 03/25/16	306
279	Series 2001-10, Class PR, 6.000%, 04/25/16	287
487	Series 2001-30, Class PM, 7.000%, 07/25/31	573
654	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	144
502	Series 2001-36, Class DE, 7.000%, 08/25/31	591
1,136	Series 2001-44, Class MY, 7.000%, 09/25/31	1,336
202	Series 2001-44, Class PD, 7.000%, 09/25/31	237
214	Series 2001-44, Class PU, 7.000%, 09/25/31	252
1,877	Series 2001-48, Class Z, 6.500%, 09/25/21	2,111
172	Series 2001-49, Class Z, 6.500%, 09/25/31	198
143	Series 2001-52, Class KB, 6.500%, 10/25/31	165
295	Series 2001-52, Class XN, 6.500%, 11/25/15	313
1,700	Series 2001-61, Class Z, 7.000%, 11/25/31	2,001
166	Series 2001-71, Class MB, 6.000%, 12/25/16	178
383	Series 2001-71, Class QE, 6.000%, 12/25/16	408
92	Series 2001-72, Class SX, IF, 16.917%, 12/25/31	134
514	Series 2001-74, Class MB, 6.000%, 12/25/16	549
160	Series 2002-1, Class HC, 6.500%, 02/25/22	180
177	Series 2002-1, Class SA, HB, IF, 24.422%, 02/25/32	314
120	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	203
484	Series 2002-2, Class UC, 6.000%, 02/25/17	518
1,253	Series 2002-3, Class OG, 6.000%, 02/25/17	1,334
268	Series 2002-7, Class OG, 6.000%, 03/25/17	286
883	Series 2002-7, Class TG, 6.000%, 03/25/17	939
286	Series 2002-10, Class SB, IF, 18.635%, 03/25/17	361
359	Series 2002-11, Class QG, 5.500%, 03/25/17	380
1,586	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	86
25	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	31
835	Series 2002-18, Class PC, 5.500%, 04/25/17	854
293	Series 2002-19, Class PE, 6.000%, 04/25/17	312
61	Series 2002-21, Class LO, PO, 04/25/32	58
578	Series 2002-21, Class PE, 6.500%, 04/25/32	644
638	Series 2002-24, Class AJ, 6.000%, 04/25/17	690
172	Series 2002-25, Class SG, IF, 18.755%, 05/25/17	221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,407	Series 2002-28, Class PK, 6.500%, 05/25/32	1,624
383	Series 2002-37, Class Z, 6.500%, 06/25/32	422
462	Series 2002-42, Class C, 6.000%, 07/25/17	497
1,941	Series 2002-48, Class GH, 6.500%, 08/25/32	2,245
246	Series 2002-55, Class QE, 5.500%, 09/25/17	264
2,894	Series 2002-56, Class UC, 5.500%, 09/25/17	3,100
899	Series 2002-62, Class ZE, 5.500%, 11/25/17	965
277	Series 2002-63, Class KC, 5.000%, 10/25/17	296
383	Series 2002-77, Class S, IF, 14.052%, 12/25/32	484
486	Series 2002-81, Class JO, PO, 04/25/32	482
969	Series 2002-83, Class CS, 6.881%, 08/25/23	1,107
27	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
2,144	Series 2002-94, Class BK, 5.500%, 01/25/18	2,292
1,048	Series 2003-3, Class HJ, 5.000%, 02/25/18	1,124
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,806
626	Series 2003-23, Class PG, 5.500%, 01/25/32	634
83	Series 2003-27, Class DW, 4.500%, 04/25/17	84
2,023	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	409
1,394	Series 2003-34, Class AX, 6.000%, 05/25/33	1,571
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,870
86	Series 2003-35, Class UC, 3.750%, 05/25/33	91
262	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	53
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,514
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,087
543	Series 2003-42, Class GB, 4.000%, 05/25/33	589
205	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	9
828	Series 2003-47, Class PE, 5.750%, 06/25/33	947
407	Series 2003-52, Class SX, HB, IF, 22.243%, 10/25/31	715
1,480	Series 2003-56, Class AZ, 5.500%, 08/25/31	1,506
303	Series 2003-64, Class SX, IF, 13.136%, 07/25/33	382
34	Series 2003-68, Class QP, 3.000%, 07/25/22	35
1,146	Series 2003-71, Class DS, IF, 7.139%, 08/25/33	1,193
979	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	86
2,208	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	297
480	Series 2003-73, Class GA, 3.500%, 05/25/31	485
176	Series 2003-74, Class SH, IF, 9.746%, 08/25/33	194

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
792		Series 2003-76, Class GQ, 4.500%, 08/25/18	845
1,867		Series 2003-80, Class SY, IF, IO, 7.414%, 06/25/23	223
1,165		Series 2003-81, Class LC, 4.500%, 09/25/18	1,249
3,267		Series 2003-83, Class PG, 5.000%, 06/25/23	3,507
503		Series 2003-91, Class SD, IF, 12.107%, 09/25/33	611
2,535		Series 2003-116, Class SB, IF, IO, 7.364%, 11/25/33	560
2,927		Series 2003-117, Class JB, 3.500%, 06/25/33	3,052
1,507		Series 2003-122, Class TE, 5.000%, 12/25/22	1,588
183		Series 2003-128, Class KE, 4.500%, 01/25/14	186
835		Series 2003-128, Class NG, 4.000%, 01/25/19	886
319		Series 2003-130, Class SX, IF, 11.167%, 01/25/34	369
273		Series 2003-132, Class OA, PO, 08/25/33	264
2,301		Series 2004-4, Class QI, IF, IO, 6.865%, 06/25/33	347
218		Series 2004-4, Class QM, IF, 13.729%, 06/25/33	271
1,135		Series 2004-10, Class SC, HB, IF, 27.658%, 02/25/34	1,743
—	(h)	Series 2004-14, Class SD, IF, 8.706%, 03/25/34	—	(h)
293		Series 2004-21, Class CO, PO, 04/25/34	290
98		Series 2004-22, Class A, 4.000%, 04/25/19	99
1,130		Series 2004-25, Class PC, 5.500%, 01/25/34	1,245
1,803		Series 2004-25, Class SA, IF, 18.877%, 04/25/34	2,672
7,708		Series 2004-27, Class HB, 4.000%, 05/25/19	8,258
753		Series 2004-36, Class PC, 5.500%, 02/25/34	831
2,006		Series 2004-36, Class SA, IF, 18.877%, 05/25/34	2,985
876		Series 2004-36, Class SN, IF, 13.729%, 07/25/33	1,049
4,281		Series 2004-37, Class AG, 4.500%, 11/25/32	4,501
799		Series 2004-46, Class HS, IF, IO, 5.765%, 05/25/30	13
888		Series 2004-46, Class QB, HB, IF, 23.058%, 05/25/34	1,417
2,972		Series 2004-46, Class SK, IF, 15.852%, 05/25/34	4,123
558		Series 2004-51, Class SY, IF, 13.769%, 07/25/34	728
612		Series 2004-53, Class NC, 5.500%, 07/25/24	678
866		Series 2004-59, Class BG, PO, 12/25/32	795

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,375	Series 2004-61, Class FH, VAR, 1.035%, 11/25/32	1,393
181	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	209
299	Series 2004-70, Class JA, 4.500%, 10/25/19	306
604	Series 2004-76, Class CL, 4.000%, 10/25/19	639
930	Series 2004-79, Class SP, IF, 19.152%, 11/25/34	1,331
273	Series 2004-81, Class AC, 4.000%, 11/25/19	289
36	Series 2004-92, Class JO, PO, 12/25/34	36
326	Series 2005-52, Class PA, 6.500%, 06/25/35	354
2,548	Series 2005-56, Class S, IF, IO, 6.474%, 07/25/35	427
1,193	Series 2005-59, Class PC, 5.500%, 03/25/31	1,208
507	Series 2005-66, Class SG, IF, 16.786%, 07/25/35	730
1,001	Series 2005-68, Class BC, 5.250%, 06/25/35	1,107
2,386	Series 2005-68, Class PG, 5.500%, 08/25/35	2,711
1,457	Series 2005-68, Class UC, 5.000%, 06/25/35	1,596
1,061	Series 2005-74, Class CS, IF, 19.372%, 05/25/35	1,550
9,894	Series 2005-84, Class XM, 5.750%, 10/25/35	11,157
4,899	Series 2005-97, Class HC, 5.000%, 02/25/32	5,031
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,972
5,778	Series 2005-110, Class GJ, 5.500%, 11/25/30	5,886
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,894
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,276
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,352
1,328	Series 2005-116, Class PB, 6.000%, 04/25/34	1,435
2,914	Series 2005-118, Class PN, 6.000%, 01/25/32	2,996
438	Series 2006-15, Class OT, PO, 01/25/36	422
836	Series 2006-16, Class OA, PO, 03/25/36	767
982	Series 2006-22, Class AO, PO, 04/25/36	888
371	Series 2006-23, Class KO, PO, 04/25/36	358
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,530
257	Series 2006-42, Class CF, VAR, 0.685%, 06/25/36	258
2,303	Series 2006-44, Class GO, PO, 06/25/36	2,229
5,611	Series 2006-44, Class P, PO, 12/25/33	5,402
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,243
3,674	Series 2006-53, Class US, IF, IO, 6.344%, 06/25/36	546
2,681	Series 2006-56, Class FC, VAR, 0.525%, 07/25/36	2,687

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
616	Series 2006-56, Class OA, PO, 10/25/24	611
2,773	Series 2006-56, Class PF, VAR, 0.585%, 07/25/36	2,785
1,442	Series 2006-56, Class PO, PO, 07/25/36	1,336
2,432	Series 2006-58, Class AP, PO, 07/25/36	2,351
248	Series 2006-58, Class FL, VAR, 0.695%, 07/25/36	249
996	Series 2006-58, Class PO, PO, 07/25/36	943
1,972	Series 2006-59, Class QO, PO, 01/25/33	1,893
2,983	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,932
1,595	Series 2006-65, Class QO, PO, 07/25/36	1,540
517	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	1
430	Series 2006-72, Class TO, PO, 08/25/36	416
5,113	Series 2006-77, Class PC, 6.500%, 08/25/36	5,876
1,250	Series 2006-79, Class DO, PO, 08/25/36	1,147
821	Series 2006-90, Class AO, PO, 09/25/36	788
380	Series 2006-109, Class PO, PO, 11/25/36	358
3,683	Series 2006-110, Class PO, PO, 11/25/36	3,559
302	Series 2006-111, Class EO, PO, 11/25/36	290
1,197	Series 2006-118, Class A2, VAR, 0.295%, 12/25/36	1,139
569	Series 2006-119, Class PO, PO, 12/25/36	546
8,787	Series 2006-124, Class HB, VAR, 5.969%, 11/25/36	9,615
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,200
1,607	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	273
3,804	Series 2007-7, Class SG, IF, IO, 6.265%, 08/25/36	747
6,188	Series 2007-14, Class ES, IF, IO, 6.204%, 03/25/37	855
430	Series 2007-15, Class NO, PO, 03/25/22	407
2,576	Series 2007-16, Class FC, VAR, 0.985%, 03/25/37	2,589
605	Series 2007-42, Class AO, PO, 05/25/37	571
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,624
699	Series 2007-48, Class PO, PO, 05/25/37	651
2,679	Series 2007-54, Class FA, VAR, 0.635%, 06/25/37	2,688
10,278	Series 2007-60, Class AX, IF, IO, 6.914%, 07/25/37	1,857
638	Series 2007-77, Class FG, VAR, 0.735%, 03/25/37	641
672	Series 2007-79, Class PC, 5.000%, 01/25/32	676
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,221
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,523

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
5,629	Series 2007-88, Class VI, IF, IO, 6.305%, 09/25/37	933
3,865	Series 2007-91, Class ES, IF, IO, 6.225%, 10/25/37	605
2,718	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	653
4,896	Series 2007-101, Class A2, VAR, 0.485%, 06/27/36	4,881
1,183	Series 2007-106, Class A7, VAR, 5.952%, 10/25/37	1,323
3,000	Series 2007-114, Class A6, VAR, 0.435%, 10/27/37	2,983
2,766	Series 2007-116, Class HI, IO, VAR, 4.180%, 01/25/38	206
183	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	17
3,389	Series 2008-1, Class BI, IF, IO, 5.675%, 02/25/38	451
2,226	Series 2008-10, Class XI, IF, IO, 5.995%, 03/25/38	340
1,800	Series 2008-16, Class IS, IF, IO, 5.965%, 03/25/38	248
1,599	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	139
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,110
1,417	Series 2008-27, Class SN, IF, IO, 6.665%, 04/25/38	228
858	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	64
838	Series 2008-42, Class AO, PO, 09/25/36	815
143	Series 2008-44, Class PO, PO, 05/25/38	138
1,596	Series 2008-47, Class SI, IF, IO, 6.265%, 06/25/23	178
1,951	Series 2008-53, Class CI, IF, IO, 6.964%, 07/25/38	359
173	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	2
894	Series 2008-76, Class GF, VAR, 0.886%, 09/25/23	904
4,002	Series 2008-80, Class SA, IF, IO, 5.614%, 09/25/38	479
2,535	Series 2008-81, Class SB, IF, IO, 5.614%, 09/25/38	332
3,619	Series 2009-6, Class GS, IF, IO, 6.315%, 02/25/39	674
1,594	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	160
1,417	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	129

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	690
2,467		Series 2009-60, Class HT, 6.000%, 08/25/39	2,776
1,878		Series 2009-62, Class HJ, 6.000%, 05/25/39	2,062
2,578		Series 2009-70, Class CO, PO, 01/25/37	2,437
2,872		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	147
2,141		Series 2009-99, Class SC, IF, IO, 5.945%, 12/25/39	273
1,434		Series 2009-103, Class MB, VAR, 3.641%, 12/25/39	1,537
2,000		Series 2010-45, Class BD, 4.500%, 11/25/38	2,134
2,234		Series 2010-49, Class SC, IF, 12.189%, 03/25/40	2,754
1,518		Series 2010-64, Class DM, 5.000%, 06/25/40	1,634
1,804		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,995
3,629		Series 2010-133, Class A, 5.500%, 05/25/38	3,874
3,389		Series 2010-148, Class MA, 4.000%, 02/25/39	3,589
3,216		Series 2011-2, Class WA, VAR, 5.750%, 02/25/51	3,506
2,485		Series 2011-22, Class MA, 6.500%, 04/25/38	2,851
7,117		Series 2011-30, Class LS, IO, VAR, 4.617%, 04/25/41	530
1,396		Series 2011-75, Class FA, VAR, 0.786%, 08/25/41	1,405
2,531		Series 2011-118, Class MT, 7.000%, 11/25/41	3,136
3,861		Series 2011-130, Class CA, 6.000%, 12/25/41	4,293
1,918		Series 2012-14, Class FB, VAR, 0.685%, 08/25/37	1,922
11,460		Series 2012-47, Class HF, VAR, 0.635%, 05/25/27	11,483
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	14
39		Series G-28, Class S, IF, 14.850%, 09/25/21	51
37		Series G-35, Class M, 8.750%, 10/25/21	43
14		Series G-51, Class SA, HB, IF, 27.336%, 12/25/21	22
—	(h)	Series G92-27, Class SQ, HB, IF, 11,737.650%, 05/25/22	2
190		Series G92-35, Class E, 7.500%, 07/25/22	214
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	5
23		Series G92-42, Class Z, 7.000%, 07/25/22	26
706		Series G92-44, Class ZQ, 8.000%, 07/25/22	791
29		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	29

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
243	Series G92-54, Class ZQ, 7.500%, 09/25/22	274
30	Series G92-59, Class F, VAR, 1.816%, 10/25/22	31
59	Series G92-61, Class Z, 7.000%, 10/25/22	69
44	Series G92-62, Class B, PO, 10/25/22	42
203	Series G93-1, Class KA, 7.900%, 01/25/23	234
45	Series G93-5, Class Z, 6.500%, 02/25/23	53
57	Series G93-14, Class J, 6.500%, 03/25/23	63
139	Series G93-17, Class SI, IF, 6.000%, 04/25/23	167
129	Series G93-27, Class FD, VAR, 1.130%, 08/25/23	130
33	Series G93-37, Class H, PO, 09/25/23	32
57	Series G95-1, Class C, 8.800%, 01/25/25	66
	Federal National Mortgage Association STRIPS,
4	Series 23, Class 2, IO, 10.000%, 09/01/17	1
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
20	Series 218, Class 2, IO, 7.500%, 04/01/23	4
18	Series 265, Class 2, 9.000%, 03/01/24	22
321	Series 329, Class 1, PO, 01/01/33	298
988	Series 339, Class 18, IO, 4.500%, 07/01/18	76
1,395	Series 339, Class 21, IO, 4.500%, 07/01/18	107
663	Series 339, Class 28, IO, 5.500%, 07/01/18	59
484	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	59
1,407	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	192
1,010	Series 355, Class 11, IO, 6.000%, 07/01/34	203
550	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	47
2,456	Series 365, Class 8, IO, 5.500%, 05/01/36	325
303	Series 368, Class 3, IO, 4.500%, 11/01/20	26
1,264	Series 374, Class 5, IO, 5.500%, 08/01/36	169
782	Series 383, Class 32, IO, 6.000%, 01/01/38	112
2,046	Series 383, Class 33, IO, 6.000%, 01/01/38	295
345	Series 393, Class 6, IO, 5.500%, 04/25/37	40
	Federal National Mortgage Association Whole Loan,
1,177	Series 2003-W1, Class 1A1, VAR, 6.224%, 12/25/42	1,356
441	Series 2003-W1, Class 2A, VAR, 7.007%, 12/25/42	519
198	Series 2003-W4, Class 2A, VAR, 6.497%, 10/25/42	223
327	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	396
1,529	Series 2004-W15, Class 2AF, VAR, 0.486%, 08/25/44	1,517

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,114	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,288
3,967	Series 2005-W3, Class 2AF, VAR, 0.455%, 03/25/45	3,943
1,396	Series 2006-W2, Class 1AF1, VAR, 0.455%, 02/25/36	1,386
167	Series 2007-W7, Class 1A4, HB, IF, 37.767%, 07/25/37	341
3,392	Series 2009-W1, Class A, 6.000%, 12/25/49	3,907
	Government National Mortgage Association,
418	Series 1994-4, Class KQ, 7.988%, 07/16/24	504
2,136	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,507
358	Series 1996-16, Class E, 7.500%, 08/16/26	412
278	Series 1998-26, Class K, 7.500%, 09/17/25	321
1,471	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,681
1,388	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,628
197	Series 1999-30, Class S, IF, IO, 8.362%, 08/16/29	32
19	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	25
273	Series 1999-40, Class ZW, 7.500%, 11/20/29	323
408	Series 1999-41, Class Z, 8.000%, 11/16/29	480
139	Series 1999-44, Class PC, 7.500%, 12/20/29	161
2,741	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,381
458	Series 1999-44, Class ZG, 8.000%, 12/20/29	565
179	Series 2000-9, Class Z, 8.000%, 06/20/30	221
1,777	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,157
316	Series 2000-12, Class ST, HB, IF, 38.272%, 02/16/30	682
363	Series 2000-14, Class PD, 7.000%, 02/16/30	430
97	Series 2000-16, Class ZN, 7.500%, 02/16/30	102
2,496	Series 2000-21, Class Z, 9.000%, 03/16/30	2,962
439	Series 2000-26, Class TZ, 8.500%, 09/20/30	517
111	Series 2000-26, Class Z, 7.750%, 09/20/30	130
21	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	26
346	Series 2000-31, Class Z, 9.000%, 10/20/30	411
206	Series 2000-35, Class ZA, 9.000%, 11/20/30	227
33	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	10
175	Series 2001-4, Class SJ, IF, IO, 7.913%, 01/19/30	40
157	Series 2001-6, Class SD, IF, IO, 8.312%, 03/16/31	34
313	Series 2001-7, Class PK, 6.500%, 03/20/31	334
921	Series 2001-8, Class Z, 6.500%, 03/20/31	1,081

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
16	Series 2001-32, Class WA, IF, 19.532%, 07/20/31	30
255	Series 2001-35, Class SA, IF, IO, 8.012%, 08/16/31	60
210	Series 2001-36, Class S, IF, IO, 7.811%, 08/16/31	49
1,109	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,175
275	Series 2002-3, Class SP, IF, IO, 7.152%, 01/16/32	77
377	Series 2002-7, Class PG, 6.500%, 01/20/32	445
1,113	Series 2002-24, Class AG, IF, IO, 7.711%, 04/16/32	292
99	Series 2002-24, Class SB, IF, 11.567%, 04/16/32	134
2,504	Series 2002-31, Class SE, IF, IO, 7.261%, 04/16/30	532
757	Series 2002-40, Class UK, 6.500%, 06/20/32	893
40	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	52
2,832	Series 2002-45, Class QE, 6.500%, 06/20/32	3,284
974	Series 2002-47, Class PG, 6.500%, 07/16/32	1,150
1,810	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,137
53	Series 2002-51, Class SG, HB, IF, 31.473%, 04/20/31	116
1,574	Series 2002-52, Class GH, 6.500%, 07/20/32	1,806
453	Series 2002-54, Class GB, 6.500%, 08/20/32	521
1,099	Series 2002-70, Class PS, IF, IO, 7.463%, 08/20/32	132
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,199
220	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	5
228	Series 2003-4, Class NY, 5.500%, 12/20/13	235
1,260	Series 2003-11, Class SK, IF, IO, 7.462%, 02/16/33	290
522	Series 2003-12, Class SP, IF, IO, 7.463%, 02/20/33	128
116	Series 2003-24, Class PO, PO, 03/16/33	104
525	Series 2003-40, Class TC, 7.500%, 03/20/33	537
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,652
753	Series 2003-46, Class MG, 6.500%, 05/20/33	947
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,639
470	Series 2003-52, Class AP, PO, 06/16/33	429
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,578
580	Series 2003-76, Class LS, IF, IO, 6.963%, 09/20/31	31
141	Series 2003-90, Class PO, PO, 10/20/33	130
1,749	Series 2003-112, Class SA, IF, IO, 6.311%, 12/16/33	330

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,763	Series 2003-112, Class TS, IF, IO, 6.713%, 10/20/32	274
5,366	Series 2004-11, Class SW, IF, IO, 5.263%, 02/20/34	820
467	Series 2004-15, Class SA, IF, 19.011%, 12/20/32	561
597	Series 2004-28, Class S, IF, 19.007%, 04/16/34	976
365	Series 2004-68, Class PO, PO, 05/20/31	363
241	Series 2004-73, Class AE, IF, 14.364%, 08/17/34	316
2,910	Series 2004-90, Class SI, IF, IO, 5.863%, 10/20/34	456
2,207	Series 2005-3, Class SB, IF, IO, 5.863%, 01/20/35	342
5,455	Series 2005-17, Class SL, IF, IO, 6.463%, 07/20/34	916
471	Series 2005-35, Class FL, VAR, 0.587%, 03/20/32	471
250	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	18
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	732
535	Series 2005-68, Class DP, IF, 15.860%, 06/17/35	755
8,054	Series 2005-68, Class KI, IF, IO, 6.063%, 09/20/35	1,193
1,241	Series 2005-69, Class SY, IF, IO, 6.513%, 11/20/33	182
1,028	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	184
554	Series 2006-16, Class OP, PO, 03/20/36	510
367	Series 2006-28, Class GO, PO, 03/20/35	365
1,817	Series 2006-38, Class SW, IF, IO, 6.263%, 06/20/36	233
1,670	Series 2006-59, Class SD, IF, IO, 6.463%, 10/20/36	290
3,269	Series 2006-65, Class SA, IF, IO, 6.563%, 11/20/36	512
1,828	Series 2007-9, Class DI, IF, IO, 6.273%, 03/20/37	303
4,119	Series 2007-17, Class JI, IF, IO, 6.572%, 04/16/37	717
442	Series 2007-17, Class JO, PO, 04/16/37	406
2,864	Series 2007-19, Class SD, IF, IO, 5.963%, 04/20/37	413
2,850	Series 2007-26, Class SC, IF, IO, 5.963%, 05/20/37	424

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,748	Series 2007-27, Class SA, IF, IO, 5.963%, 05/20/37	281
709	Series 2007-28, Class BO, PO, 05/20/37	671
108	Series 2007-35, Class TO, PO, 04/20/35	108
1,639	Series 2007-36, Class SE, IF, IO, 6.231%, 06/16/37	267
4,666	Series 2007-40, Class SB, IF, IO, 6.513%, 07/20/37	739
2,790	Series 2007-42, Class SB, IF, IO, 6.513%, 07/20/37	471
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,186
611	Series 2007-49, Class NO, PO, 12/20/35	609
2,377	Series 2007-50, Class AI, IF, IO, 6.538%, 08/20/37	395
340	Series 2007-53, Class SW, IF, 19.494%, 09/20/37	497
1,343	Series 2007-57, Class PO, PO, 03/20/37	1,293
1,703	Series 2007-57, Class QA, IF, IO, 6.263%, 10/20/37	261
2,299	Series 2007-71, Class SB, IF, IO, 6.463%, 07/20/36	272
1,668	Series 2007-72, Class US, IF, IO, 6.313%, 11/20/37	280
1,687	Series 2007-73, Class MI, IF, IO, 5.763%, 11/20/37	244
3,324	Series 2007-76, Class SA, IF, IO, 6.293%, 11/20/37	552
1,687	Series 2007-79, Class SY, IF, IO, 6.313%, 12/20/37	290
1,040	Series 2007-81, Class SP, IF, IO, 6.413%, 12/20/37	185
1,871	Series 2007-82, Class SA, IF, IO, 6.293%, 12/20/37	311
751	Series 2008-2, Class MS, IF, IO, 6.922%, 01/16/38	130
3,005	Series 2008-2, Class NS, IF, IO, 6.302%, 01/16/38	511
1,764	Series 2008-10, Class S, IF, IO, 5.593%, 02/20/38	266
601	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	50
1,273	Series 2008-25, Class SB, IF, IO, 6.663%, 03/20/38	237
1,271	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	172
2,410	Series 2008-36, Class SH, IF, IO, 6.063%, 04/20/38	377

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,385	Series 2008-40, Class SA, IF, IO, 6.162%, 05/16/38	1,938
2,558	Series 2008-41, Class SA, IF, IO, 6.103%, 05/20/38	365
1,672	Series 2008-55, Class SA, IF, IO, 5.963%, 06/20/38	250
634	Series 2008-60, Class PO, PO, 01/20/38	622
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,157
986	Series 2008-71, Class SC, IF, IO, 5.763%, 08/20/38	134
1,646	Series 2008-93, Class AS, IF, IO, 5.463%, 12/20/38	231
2,776	Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	464
1,868	Series 2009-10, Class SL, IF, IO, 6.262%, 03/16/34	200
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	777
1,824	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	392
1,611	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	311
4,522	Series 2009-22, Class SA, IF, IO, 6.033%, 04/20/39	655
1,390	Series 2009-25, Class SE, IF, IO, 7.363%, 09/20/38	229
1,502	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	211
1,184	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	209
1,122	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	54
2,229	Series 2009-43, Class SA, IF, IO, 5.713%, 06/20/39	300
1,802	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	323
4,168	Series 2009-72, Class SM, IF, IO, 6.011%, 08/16/39	560
826	Series 2009-79, Class OK, PO, 11/16/37	768
700	Series 2010-14, Class CO, PO, 08/20/35	608
984	Series 2010-130, Class CP, 7.000%, 10/16/40	1,160
4,708	Series 2010-157, Class OP, PO, 12/20/40	4,103
1,643	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,853
5,936	Series 2011-75, Class SM, IF, IO, 6.363%, 05/20/41	958
3,938	Series 2012-61, Class FM, VAR, 0.639%, 05/16/42	3,951

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
5,007	Series 2012-H10, Class FA, VAR, 0.795%, 12/20/61	5,010
	NCUA Guaranteed Notes,
17,000	Series 2010-C1, Class A2, 2.900%, 10/29/20	18,174
10,591	Series 2010-C1, Class APT, 2.650%, 10/29/20	11,167
	Vendee Mortgage Trust,
606	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	690
1,077	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,222
913	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,068
667	Series 1996-2, Class 1Z, 6.750%, 06/15/26	792
1,291	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,532
1,565	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,884
2,988	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,586

		765,959

	Non-Agency CMO — 11.1%
576	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	551
650	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	657
	American General Mortgage Loan Trust,
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,215
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,811
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,601
988	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,008
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	754
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,192
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	486
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.339%, 09/25/35	3,393
	ASG Resecuritization Trust,
1,164	Series 2009-1, Class A60, VAR, 2.490%, 06/26/37 (e)	1,159
1,987	Series 2009-2, Class A55, VAR, 5.199%, 05/24/36 (e)	1,968
1,000	Series 2009-2, Class G60, VAR, 5.199%, 05/24/36 (e)	978
4,972	Series 2009-3, Class A65, VAR, 2.608%, 03/26/37 (e)	4,889

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,205	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	5,392
1,331	Series 2010-2, Class A60, VAR, 2.145%, 01/28/37 (e)	1,291
845	Series 2010-3, Class 2A22, VAR, 0.485%, 10/28/36 (e)	834
953	Series 2011-1, Class 3A50, VAR, 2.720%, 11/28/35 (e) (f) (i)	920
	Banc of America Alternative Loan Trust,
248	Series 2003-2, Class PO, PO, 04/25/33	186
608	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	624
422	Series 2003-11, Class PO, PO, 01/25/34	312
265	Series 2004-6, Class 15PO, PO, 07/25/19	222
1,910	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,755
5,648	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	908
1,831	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,198
	Banc of America Funding Corp.,
589	Series 2004-1, Class PO, PO, 03/25/34	462
967	Series 2004-2, Class 30PO, PO, 09/20/34	920
549	Series 2004-C, Class 1A1, VAR, 5.055%, 12/20/34	554
1,326	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,407
939	Series 2005-7, Class 30PO, PO, 11/25/35	728
591	Series 2005-8, Class 30PO, PO, 01/25/36	441
2,084	Series 2005-E, Class 4A1, VAR, 2.645%, 03/20/35	2,053
749	Series 2006-A, Class 3A2, VAR, 2.930%, 02/20/36	482
1,542	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,619
	Banc of America Mortgage Securities, Inc.,
219	Series 2003-3, Class 2A1, VAR, 0.786%, 05/25/18	209
292	Series 2003-6, Class 2A1, VAR, 0.685%, 08/25/18	279
101	Series 2003-7, Class A2, 4.750%, 09/25/18	105
280	Series 2003-8, Class APO, PO, 11/25/33	262
2,469	Series 2004-3, Class 15IO, IO, VAR, 0.258%, 04/25/19	12
119	Series 2004-4, Class APO, PO, 05/25/34	112
3,540	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,656
711	Series 2004-6, Class 2A5, PO, 07/25/34	531
560	Series 2004-6, Class APO, PO, 07/25/34	524
53	Series 2004-8, Class 5PO, PO, 05/25/32	51
60	Series 2004-8, Class XPO, PO, 10/25/34	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
397	Series 2004-A, Class 2A2, VAR, 2.966%, 02/25/34	386
1,345	Series 2004-J, Class 3A1, VAR, 2.916%, 11/25/34	1,244
1,873	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,841
388	Series 2005-A, Class 2A1, VAR, 3.002%, 02/25/35	355
	BCAP LLC Trust,
38	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	38
840	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	824
921	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	946
1,081	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,093
798	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	793
172	Series 2010-RR4, Class 2A1, VAR, 0.986%, 06/26/37 (e)	171
1,161	Series 2010-RR6, Class 22A3, VAR, 4.934%, 06/26/36 (e)	1,176
497	Series 2010-RR6, Class 5A1, VAR, 5.381%, 11/26/37 (e)	495
695	Series 2010-RR7, Class 15A1, VAR, 1.035%, 01/26/36 (e)	657
1,129	Series 2010-RR7, Class 16A1, VAR, 0.848%, 02/26/47 (e)	1,053
789	Series 2010-RR7, Class 1A5, VAR, 5.017%, 04/26/35 (e)	769
2,561	Series 2010-RR7, Class 2A1, VAR, 2.445%, 07/26/45 (e)	2,402
737	Series 2010-RR8, Class 3A3, VAR, 5.070%, 05/26/35 (e)	742
1,500	Series 2010-RR8, Class 3A4, VAR, 5.070%, 05/26/35 (e)	1,358
2,059	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	2,091
2,933	Series 2011-RR10, Class 2A1, VAR, 4.326%, 09/26/37 (e)	2,595
2,245	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,176
3,196	Series 2011-RR5, Class 11A3, VAR, 0.385%, 05/28/36 (e)	2,832
2,170	Series 2011-RR5, Class 14A3, VAR, 2.933%, 07/26/36 (e) (f) (i)	2,092
3,071	Series 2012-RR2, Class 1A1, VAR, 0.406%, 08/26/36 (e) (f) (i)	2,912

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,256	Series 2012-RR3, Class 2A5, 4.930%, 05/26/37 (e)	2,206
	Bear Stearns Adjustable Rate Mortgage Trust,
266	Series 2003-7, Class 3A, VAR, 2.713%, 10/25/33	267
970	Series 2004-1, Class 12A1, VAR, 3.046%, 04/25/34	871
428	Series 2004-2, Class 14A, VAR, 5.090%, 05/25/34	436
2,524	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	2,557
5,247	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	4,803
	Citicorp Mortgage Securities, Inc.,
1,167	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,185
749	Series 2004-5, Class 2A5, 4.500%, 08/25/34	777
268	Series 2005-5, Class APO, PO, 08/25/35	250
294	Series 2005-8, Class APO, PO, 11/25/35	222
	Citigroup Mortgage Loan Trust, Inc.,
585	Series 2003-1, Class 2A5, 5.250%, 10/25/33	598
340	Series 2003-1, Class 2A6, PO, 10/25/33	320
262	Series 2003-1, Class PO2, PO, 10/25/33	246
201	Series 2003-1, Class PO3, PO, 09/25/33	189
125	Series 2003-UP3, Class A3, 7.000%, 09/25/33	130
727	Series 2003-UST1, Class A1, 5.500%, 12/25/18	760
151	Series 2003-UST1, Class PO1, PO, 12/25/18	151
81	Series 2003-UST1, Class PO3, PO, 12/25/18	80
267	Series 2004-UST1, Class A6, VAR, 5.060%, 08/25/34	274
497	Series 2005-1, Class 2A1A, VAR, 2.845%, 04/25/35	328
777	Series 2005-2, Class 2A11, 5.500%, 05/25/35	796
608	Series 2005-5, Class 1A2, VAR, 3.180%, 08/25/35	352
1,872	Series 2008-AR4, Class 1A1A, VAR, 3.040%, 11/25/38 (e)	1,873
890	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	936
10,364	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	10,732
11,177	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	11,612
774	Series 2011-3, Class 1A1, VAR, 0.316%, 02/25/47 (e)	767

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
742	Series 2011-10, Class 4A1, VAR, 0.435%, 02/25/46 (e) (f) (i)	706
	Countrywide Alternative Loan Trust,
477	Series 2002-8, Class A4, 6.500%, 07/25/32	499
12,189	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,037
1,879	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,920
437	Series 2005-5R, Class A1, 5.250%, 12/25/18	441
3,399	Series 2005-1CB, Class 1A6, IF, IO, 6.865%, 03/25/35	834
6,515	Series 2005-20CB, Class 3A8, IF, IO, 4.515%, 07/25/35	736
12,310	Series 2005-22T1, Class A2, IF, IO, 4.835%, 06/25/35	1,912
6,294	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,748
233	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	201
8,693	Series 2005-37T1, Class A2, IF, IO, 4.814%, 09/25/35	1,373
5,674	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,917
14,674	Series 2005-54CB, Class 1A2, IF, IO, 4.615%, 11/25/35	2,136
3,650	Series 2005-57CB, Class 3A2, IF, IO, 4.865%, 12/25/35	520
2,240	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,854
10,038	Series 2005-J1, Class 1A4, IF, IO, 4.865%, 02/25/35	1,386
3,264	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,247
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,523	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,522
554	Series 2003-44, Class A9, PO, 10/25/33	552
602	Series 2003-J7, Class 4A3, IF, 9.469%, 08/25/18	661
727	Series 2004-7, Class 2A1, VAR, 2.983%, 06/25/34	721
722	Series 2004-8, Class 2A1, 4.500%, 06/25/19	736
272	Series 2004-HYB1, Class 2A, VAR, 2.867%, 05/20/34	261
1,078	Series 2004-HYB3, Class 2A, VAR, 2.813%, 06/20/34	959

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
869	Series 2004-HYB6, Class A3, VAR, 2.698%, 11/20/34	739
579	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	595
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,937
4,557	Series 2005-22, Class 2A1, VAR, 2.723%, 11/25/35	3,424
	Credit Suisse Mortgage Capital Certificates,
81	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	80
627	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	587
666	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	666
118	Series 2010-11R, Class A1, VAR, 1.234%, 06/28/47 (e)	115
650	Series 2010-12R, Class 14A1, VAR, 2.879%, 09/26/46 (e)	647
176	Series 2010-15R, Class 7A1, VAR, 1.675%, 10/26/37 (e)	173
250	Series 2010-15R, Class 7A2, VAR, 1.675%, 10/26/37 (e)	239
4,187	Series 2011-1R, Class A1, VAR, 1.235%, 02/27/47 (e)	4,124
1,378	Series 2011-6R, Class 3A1, VAR, 2.948%, 07/28/36 (e)	1,300
5,232	Series 2011-7R, Class A1, VAR, 1.484%, 08/28/47 (e)	5,145
2,547	Series 2011-9R, Class A1, VAR, 2.234%, 03/27/46 (e)	2,539
3,704	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	3,765
1,817	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	1,829
	CS First Boston Mortgage Securities Corp.,
751	Series 2003-1, Class DB1, 6.564%, 02/25/33	784
243	Series 2003-17, Class 2A1, 5.000%, 07/25/18	249
666	Series 2003-21, Class 1A4, 5.250%, 09/25/33	673
856	Series 2003-25, Class 1P, PO, 10/25/33	811
97	Series 2004-5, Class 5P, PO, 08/25/19	96
1,920	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,876
1,989	Series 2005-4, Class 3A22, 5.500%, 06/25/35	2,051
2,137	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Deutsche Mortgage Securities, Inc.,
617	Series 2009-RS2, Class 4A1, VAR, 0.375%, 04/26/37 (e)	598
223	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	224
519	Series 2010-RS2, Class A1, VAR, 1.483%, 06/28/47 (e)	519
12	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	11
	First Horizon Alternative Mortgage Securities,
1,339	Series 2004-AA4, Class A1, VAR, 2.603%, 10/25/34	1,193
2,414	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,950
3,585	Series 2007-FA4, Class 1A2, IF, IO, 5.415%, 08/25/37	643
	First Horizon Asset Securities, Inc.,
3,262	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,307
1,156	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	1,140
184	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	183
1,926	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	1,944
1,469	Freedom Trust, Series 2011-4, Class A18, VAR, 3.664%, 03/25/37 (e)	1,465
	GMAC Mortgage Corp. Loan Trust,
1,045	Series 2003-AR1, Class A4, VAR, 3.136%, 10/19/33	1,074
548	Series 2004-J5, Class A7, 6.500%, 01/25/35	565
270	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	277
478	Series 2005-AR3, Class 3A3, VAR, 3.338%, 06/19/35	483
5,565	Series 2005-AR3, Class 3A4, VAR, 3.338%, 06/19/35	5,172
	GSMPS Mortgage Loan Trust,
1,152	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,164
1,696	Series 2005-RP3, Class 1AF, VAR, 0.585%, 09/25/35 (e)	1,372
1,282	Series 2005-RP3, Class 1AS, IO, VAR, 5.055%, 09/25/35 (e)	193
5,545	Series 2006-RP2, Class 1AS2, IF, IO, 5.139%, 04/25/36 (e)	900
	GSR Mortgage Loan Trust,
1,083	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,155
1,131	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,184

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
25	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	25
582	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	574
426	Series 2005-4F, Class AP, PO, 05/25/35	400
5,143	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,090
4,959	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,619
4,758	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,903
489	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.536%, 05/25/35	475
	Impac Secured Assets CMN Owner Trust,
967	Series 2006-1, Class 2A1, VAR, 0.586%, 05/25/36	953
1,364	Series 2006-2, Class 2A1, VAR, 0.586%, 08/25/36	1,373
20,349	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	102
	JP Morgan Mortgage Trust,
2,377	Series 2006-A2, Class 4A1, VAR, 3.014%, 08/25/34	2,389
3,008	Series 2006-A2, Class 5A3, VAR, 2.710%, 11/25/33	3,060
634	Series 2006-A3, Class 6A1, VAR, 2.987%, 08/25/34	624
913	JP Morgan Reremic, Series 2009-6, Class 4A1, VAR, 5.541%, 09/26/36 (e)	904
	Lehman Mortgage Trust,
1,051	Series 2006-2, Class 1A1, VAR, 6.446%, 04/25/36	1,018
1,872	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,789
	LVII Resecuritization Trust,
1,508	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	1,514
1,000	Series 2009-3, Class M3, VAR, 5.559%, 11/27/37 (e)	1,059
	MASTR Adjustable Rate Mortgages Trust,
96	Series 2004-4, Class 2A1, VAR, 2.001%, 05/25/34	72
1,349	Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	1,359
1,822	Series 2004-13, Class 3A6, VAR, 2.623%, 11/21/34	1,856
2,800	Series 2004-13, Class 3A7, VAR, 2.623%, 11/21/34	2,817
415	Series 2004-15, Class 3A1, VAR, 3.077%, 12/25/34	370

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	MASTR Alternative Loans Trust,
265	Series 2003-3, Class 1A1, 6.500%, 05/25/33	277
855	Series 2003-9, Class 8A1, 6.000%, 01/25/34	909
966	Series 2004-3, Class 2A1, 6.250%, 04/25/34	986
1,518	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,578
652	Series 2004-6, Class 30PO, PO, 07/25/34	562
919	Series 2004-6, Class 7A1, 6.000%, 07/25/34	928
475	Series 2004-7, Class 30PO, PO, 08/25/34	357
2,072	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,111
359	Series 2004-10, Class 1A1, 4.500%, 09/25/19	367
	MASTR Asset Securitization Trust,
152	Series 2003-2, Class 2A1, 4.500%, 03/25/18	155
43	Series 2003-3, Class 4A1, 5.000%, 04/25/18	44
262	Series 2003-4, Class 3A2, 5.000%, 05/25/18	271
244	Series 2003-12, Class 30PO, PO, 12/25/33	228
153	Series 2004-1, Class 30PO, PO, 02/25/34	123
108	Series 2004-4, Class 3A1, 4.500%, 04/25/19	110
122	Series 2004-6, Class 15PO, PO, 05/25/19	121
221	Series 2004-8, Class 1A1, 4.750%, 08/25/19	229
90	Series 2004-8, Class PO, PO, 08/25/19	89
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	933
3,406	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.585%, 05/25/35 (e)	2,599
2,385	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,860
67	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	75
1,208	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A1, VAR, 2.514%, 12/25/34	1,240
804	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.556%, 02/25/35	711
	Nomura Asset Acceptance Corp.,
424	Series 2003-A1, Class A1, 5.500%, 05/25/33	444
129	Series 2003-A1, Class A2, 6.000%, 05/25/33	136
62	Series 2003-A1, Class A5, 7.000%, 04/25/33	66
9	Series 2003-A1, Class A7, 5.000%, 04/25/18	9
635	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	624
	Paine Webber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	3
13	Series P, Class 4, 8.500%, 08/01/19	15
569	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.816%, 05/25/35	573

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RALI Trust,
196	Series 2002-QS16, Class A3, IF, 16.130%, 10/25/17	221
661	Series 2002-QS8, Class A5, 6.250%, 06/25/17	678
5,658	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,588
1,278	Series 2003-QS12, Class A2A, IF, IO, 7.364%, 06/25/18	181
389	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	35
2,528	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,587
813	Series 2003-QS18, Class A1, 5.000%, 09/25/18	840
1,997	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,077
509	Series 2003-QS3, Class A2, IF, 15.982%, 02/25/18	565
409	Series 2003-QS3, Class A8, IF, IO, 7.364%, 02/25/18	35
1,367	Series 2003-QS9, Class A3, IF, IO, 7.315%, 05/25/18	193
2,718	Series 2004-QA6, Class NB2, VAR, 3.213%, 12/26/34	2,066
58	Series 2004-QS8, Class A2, 5.000%, 06/25/34	58
	RBSSP Resecuritization Trust,
735	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	780
1,021	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,041
1,119	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,132
600	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	620
1,699	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	1,801
1,495	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,495
762	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	767
	Residential Asset Securitization Trust,
653	Series 2003-A13, Class A3, 5.500%, 01/25/34	656
62	Series 2003-A14, Class A1, 4.750%, 02/25/19	64
3,874	Series 2005-A2, Class A4, IF, IO, 4.814%, 03/25/35	715

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,149	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	823
	RFMSI Trust,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,158
274	Series 2003-S14, Class A4, PO, 07/25/18	273
451	Series 2004-S3, Class A1, 4.750%, 03/25/19	462
1,117	Series 2004-S6, Class 2A6, PO, 06/25/34	1,045
217	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	222
1,042	Series 2005-SA4, Class 1A1, VAR, 3.121%, 09/25/35	818
42	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	34
	Salomon Brothers Mortgage Securities VII, Inc.,
541	Series 2003-HYB1, Class A, VAR, 2.755%, 09/25/33	535
83	Series 2003-UP2, Class PO1, PO, 12/25/18	74
	Springleaf Mortgage Loan Trust,
2,549	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,622
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,203
1,027	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,035
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,580
4,052	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	4,051
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	1,944
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.914%, 06/25/34	2,854
960	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.897%, 10/19/34	871
	Structured Asset Securities Corp.,
72	Series 2002-10H, Class 1AP, PO, 05/25/32	58
111	Series 2003-8, Class 1A2, 5.000%, 04/25/18	113
498	Series 2003-31A, Class B1, VAR, 2.806%, 10/25/33	206
1,415	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,431
3	Series 2004-20, Class 1A3, 5.250%, 11/25/34	3
2,464	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,411
408	Series 2005-6, Class 4A1, 5.000%, 05/25/35	403
668	Series 2005-10, Class 5A9, 5.250%, 12/25/34	652

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
818	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.875%, 09/25/43	825
	Vericrest Opportunity Loan Transferee,
172	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	173
1,400	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	1,405
645	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	646
558	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	559
680	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (f) (i)	683
308	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (f) (i)	315
	WaMu Mortgage Pass-Through Certificates,
185	Series 2003-AR8, Class A, VAR, 2.462%, 08/25/33	189
4,221	Series 2003-AR9, Class 1A6, VAR, 2.449%, 09/25/33	4,318
672	Series 2003-AR9, Class 2A, VAR, 2.544%, 09/25/33	687
125	Series 2003-S11, Class 2A5, IF, 16.402%, 11/25/33	128
621	Series 2003-S8, Class A6, 4.500%, 09/25/18	643
2,838	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,976
275	Series 2003-S9, Class P, PO, 10/25/33	258
352	Series 2004-AR3, Class A1, VAR, 2.584%, 06/25/34	357
201	Series 2004-AR3, Class A2, VAR, 2.584%, 06/25/34	204
2,595	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,591
513	Series 2006-AR10, Class 2P, VAR, 09/25/36	296
301	Series 2006-AR12, Class 2P, VAR, 10/25/36	162
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
12,933	Series 2005-2, Class 1A4, IF, IO, 4.814%, 04/25/35	2,088
2,922	Series 2005-2, Class 2A3, IF, IO, 4.764%, 04/25/35	416
3,308	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	560
3,776	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,525
3,262	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	461
1,052	Series 2005-6, Class 2A4, 5.500%, 08/25/35	849
5,790	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,469

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,401	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,414
	Wells Fargo Mortgage-Backed Securities Trust,
193	Series 2003-11, Class 1APO, PO, 10/25/18	192
673	Series 2003-13, Class A7, 4.500%, 11/25/18	685
667	Series 2003-15, Class 1A1, 4.750%, 12/25/18	690
131	Series 2003-15, Class APO, PO, 12/25/18	122
611	Series 2003-16, Class 2A1, 4.500%, 12/25/18	629
477	Series 2003-K, Class 1A1, VAR, 4.444%, 11/25/33	488
902	Series 2003-K, Class 1A2, VAR, 4.444%, 11/25/33	931
238	Series 2004-2, Class APO, PO, 02/25/19	237
325	Series 2004-7, Class 2A1, 4.500%, 07/25/19	333
316	Series 2004-7, Class 2A2, 5.000%, 07/25/19	327
914	Series 2004-BB, Class A4, VAR, 2.612%, 01/25/35	934
912	Series 2004-EE, Class 2A1, VAR, 2.615%, 12/25/34	937
966	Series 2004-EE, Class 3A1, VAR, 2.949%, 12/25/34	998
4,618	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	4,727
947	Series 2004-V, Class 1A1, VAR, 2.641%, 10/25/34	960
633	Series 2005-1, Class 2A1, 5.000%, 01/25/20	666
180	Series 2005-13, Class APO, PO, 11/25/20	165
545	Series 2005-16, Class APO, PO, 01/25/36	407
573	Series 2005-AR16, Class 2A1, VAR, 2.651%, 02/25/34	564
859	Series 2005-AR8, Class 2A1, VAR, 2.706%, 06/25/35	865
1,146	Series 2006-2, Class APO, PO, 03/25/36	627
560	Series 2006-4, Class 1APO, PO, 04/25/36	408
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,470
675	Series 2007-11, Class A14, 6.000%, 08/25/37	674

		401,968

	Total Collateralized Mortgage Obligations (Cost $1,070,334)	1,167,927

Commercial Mortgage-Backed Securities — 2.5%
2,922	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,937

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	439
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,695
3,179	Series 2005-6, Class ASB, VAR, 5.366%, 09/10/47	3,294
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	298
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,584
890	Series 2006-5, Class A4, 5.414%, 09/10/47	1,007
	Bear Stearns Commercial Mortgage Securities,
43,649	Series 2005-PWR8, Class X1, IO, VAR, 0.308%, 06/11/41 (e)	617
1,087	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,133
3,148	Series 2006-PW11, Class A4, VAR, 5.621%, 03/11/39	3,571
1,200	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,285
101,466	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.245%, 12/11/49 (e)	791
	Commercial Mortgage Pass-Through Certificates,
1,100	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,210
3,078	Series 2012-CR2, Class XA, IO, VAR, 2.141%, 08/15/45	393
700	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.852%, 03/15/39	781
	CW Capital Cobalt Ltd.,
580	Series 2006-C1, Class A4, 5.223%, 08/15/48	649
25,874	Series 2006-C1, Class IO, IO, VAR, 0.956%, 08/15/48	643
2,500	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,618
2,293	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,377
1,856	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,920
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,452

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	526
	GS Mortgage Securities Corp. II,
1,825	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,955
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	869
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,110
	JP Morgan Chase Commercial Mortgage Securities Corp.,
1,000	Series 2005-CB11, Class AJ, VAR, 5.540%, 08/12/37	1,067
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	386
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,119
44,867	Series 2006-C7, Class XW, IO, VAR, 0.842%, 11/15/38 (e)	1,004
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,465
1,797	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,805
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.607%, 02/12/39	3,638
30,927	Series 2006-4, Class XC, IO, VAR, 0.243%, 12/12/49 (e)	393
	Morgan Stanley Capital I, Inc.,
39,315	Series 2006-IQ12, Class X1, IO, VAR, 0.175%, 12/15/43 (e)	555
85,339	Series 2007-HQ11, Class X, IO, VAR, 0.401%, 02/12/44 (e)	565
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	855
	Morgan Stanley Re-REMIC Trust,
245	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	246
3,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	3,587
359	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	359
3,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,177
4,740	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	4,776
7,646	Series 2012-XA, Class A, 2.000%, 07/27/49	7,697

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
1,500	Series 2012-XA, Class B, 0.250%, 07/28/49	1,050
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.584%, 08/15/39	5,923
2,136	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,265
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,109
10,604	Series 2012-C2, Class XA, IO, VAR, 1.994%, 05/10/63 (e)	1,125
3,490	Wells Fargo Re-REMIC Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	3,477
	WF-RBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,905
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	854

	Total Commercial Mortgage-Backed Securities (Cost $85,752)	91,556

Corporate Bonds — 19.7%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	624
665	4.250%, 03/01/21	731
1,000	5.250%, 12/01/41	1,133

		2,488

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	426
739	2.625%, 09/15/16 (e)	769
1,425	2.950%, 01/11/17 (e)	1,496
1,000	6.500%, 11/15/13	1,069

		3,760

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	408

	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	545

	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	153
252	5.750%, 04/15/20	303
150	7.875%, 09/01/23	192
1,000	7.875%, 07/30/30	1,356
190	8.875%, 05/15/19	256

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	373
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	656
	Comcast Corp.,
2,845	5.900%, 03/15/16	3,309
400	6.450%, 03/15/37	516
955	6.500%, 11/15/35	1,242
	COX Communications, Inc.,
505	5.450%, 12/15/14	556
125	8.375%, 03/01/39 (e)	189
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	560
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
400	3.800%, 03/15/22	413
1,000	4.600%, 02/15/21	1,093
772	5.000%, 03/01/21	868
2,000	6.000%, 08/15/40	2,261
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,140
319	4.950%, 05/15/42	352
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,681
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	339
800	5.950%, 04/01/41	1,005
	News America, Inc.,
100	6.200%, 12/15/34	120
400	6.650%, 11/15/37	513
250	6.900%, 08/15/39	325
1,075	7.300%, 04/30/28	1,309
500	8.000%, 10/17/16	624
355	8.875%, 04/26/23	479
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,390
315	4.700%, 10/15/19	360
493	5.950%, 07/15/13	515
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	406
2,127	5.850%, 05/01/17	2,521
400	6.550%, 05/01/37	499
800	8.250%, 04/01/19	1,068
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	168
1,250	8.375%, 07/15/33	1,799

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
	Time Warner, Inc.,
525	4.750%, 03/29/21	602
313	5.375%, 10/15/41	357
150	6.200%, 03/15/40	184
437	6.250%, 03/29/41	542
200	7.625%, 04/15/31	272
171	7.700%, 05/01/32	236
	Viacom, Inc.,
208	1.250%, 02/27/15	210
500	3.125%, 06/15/22	512
808	3.875%, 12/15/21	878
100	4.500%, 03/01/21	113
250	4.500%, 02/27/42	260

		35,075

	Multiline Retail — 0.1%
	Kohl’s Corp.,
400	4.000%, 11/01/21	426
275	6.250%, 12/15/17	335
	Macy’s Retail Holdings, Inc.,
191	3.875%, 01/15/22	206
157	5.125%, 01/15/42	174
190	7.450%, 07/15/17	235
455	Nordstrom, Inc., 4.000%, 10/15/21	513
	Target Corp.,
200	6.000%, 01/15/18	246
800	7.000%, 01/15/38	1,191

		3,326

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	576
1,625	Home Depot, Inc. (The), 5.400%, 03/01/16	1,885
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	799
326	5.125%, 11/15/41	375
750	7.110%, 05/15/37	1,045
590	Staples, Inc., 9.750%, 01/15/14	659

		5,339

	Total Consumer Discretionary	50,941

	Consumer Staples — 1.0%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	721
905	5.750%, 04/01/36	1,170

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	116
515	7.750%, 01/15/19	692
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	525
410	4.875%, 03/15/19	490
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	269
510	4.828%, 07/15/20	599
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	908
500	5.500%, 04/01/13	514
225	Diageo Investment Corp., 8.000%, 09/15/22	324
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	984
	PepsiCo, Inc.,
150	0.800%, 08/25/14	151
400	1.250%, 08/13/17	401
359	3.000%, 08/25/21	382
54	7.900%, 11/01/18	73
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	588
698	3.750%, 01/15/22 (e)	757
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	744
250	6.500%, 07/01/16 (e)	293

		10,701

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,241
250	6.125%, 09/15/39	330
1,096	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,271
	Kroger Co. (The),
1,100	5.000%, 04/15/42	1,152
850	7.500%, 01/15/14	927
2,460	7.500%, 04/01/31	3,246
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	432
752	5.250%, 09/01/35	941
215	6.200%, 04/15/38	304
350	7.550%, 02/15/30	538

		10,382

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	170
1,295	8.500%, 06/15/19	1,635
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	216
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	624
535	4.307%, 05/14/21 (e)	593
850	7.350%, 03/06/19 (e)	1,081
225	H.J. Heinz Co., 6.375%, 07/15/28	273
	Kellogg Co.,
365	1.750%, 05/17/17	371
608	3.125%, 05/17/22	638
462	4.250%, 03/06/13	470
1,200	5.125%, 12/03/12	1,214
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22 (e)	862
694	5.000%, 06/04/42 (e)	790
1,072	6.125%, 08/23/18 (e)	1,317
1,793	6.875%, 01/26/39 (e)	2,486
	Kraft Foods, Inc.,
378	6.125%, 02/01/18	460
1,480	6.500%, 08/11/17	1,820

		15,020

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	224
66	7.500%, 11/01/18	89
876	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,186
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	146

		1,645

	Total Consumer Staples	37,748

	Energy — 1.1%
	Energy Equipment & Services — 0.1%
225	Cameron International Corp., 1.600%, 04/30/15	227
1,555	Halliburton Co., 7.450%, 09/15/39	2,448
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	119
83	5.250%, 03/15/42	89
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	475

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
	Transocean, Inc., (Cayman Islands),
256	6.375%, 12/15/21	308
900	6.500%, 11/15/20	1,076
198	7.350%, 12/15/41	267
100	7.500%, 04/15/31	123
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	319
113	5.950%, 04/15/42	118

		5,569

	Oil, Gas & Consumable Fuels — 1.0%
150	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	187
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	135
2,000	7.625%, 03/15/14	2,189
265	8.700%, 03/15/19	352
	Apache Corp.,
190	3.250%, 04/15/22	204
556	4.750%, 04/15/43	637
500	6.900%, 09/15/18	647
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,371
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	213
490	4.450%, 09/15/42	501
1,000	Chevron Corp., 4.950%, 03/03/19	1,218
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	603
	ConocoPhillips,
200	5.200%, 05/15/18	241
450	5.750%, 02/01/19	558
150	6.000%, 01/15/20	191
200	6.500%, 02/01/39	288
	Devon Energy Corp.,
750	3.250%, 05/15/22	781
522	4.750%, 05/15/42	564
200	6.300%, 01/15/19	248
	Encana Corp., (Canada),
545	6.500%, 05/15/19	659
150	6.500%, 08/15/34	177
925	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	943
600	EOG Resources, Inc., 4.100%, 02/01/21	682
200	Kerr-McGee Corp., 6.950%, 07/01/24	256

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Marathon Oil Corp.,
819	5.900%, 03/15/18	979
1,535	6.000%, 10/01/17	1,835
402	Occidental Petroleum Corp., 1.750%, 02/15/17	414
1,020	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	1,135
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	395
1,045	6.800%, 05/15/38	1,415
	Phillips 66,
314	2.950%, 05/01/17 (e)	330
182	4.300%, 04/01/22 (e)	198
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	213
270	1.875%, 03/25/13	272
275	4.000%, 03/21/14	290
1,000	4.300%, 09/22/19	1,169
1,005	4.375%, 03/25/20	1,184
1,230	6.375%, 12/15/38	1,794
	Statoil ASA, (Norway),
467	3.125%, 08/17/17	512
300	3.150%, 01/23/22	323
253	4.250%, 11/23/41	284
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	218
250	6.850%, 06/01/39	341
	Talisman Energy, Inc., (Canada),
1,500	5.500%, 05/15/42	1,648
850	7.750%, 06/01/19	1,073
400	Tosco Corp., 8.125%, 02/15/30	611
	Total Capital International S.A., (France),
262	1.500%, 02/17/17	266
487	1.550%, 06/28/17	495
216	2.875%, 02/17/22	227
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,469
370	4.125%, 01/28/21	421
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,133

		35,489

	Total Energy	41,058

	Financials — 10.0%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	362

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
1,789	2.400%, 01/17/17	1,879
900	2.950%, 06/18/15	955
413	3.550%, 09/23/21	446
750	4.600%, 01/15/20	861
310	5.125%, 08/27/13	324
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,269
540	3.500%, 12/10/14	575
652	5.000%, 12/10/19	758
350	6.250%, 09/15/17	429
	Blackstone Holdings Finance Co. LLC,
1,900	5.875%, 03/15/21 (e)	2,070
736	6.250%, 08/15/42 (e)	755
250	Charles Schwab Corp. (The), 3.225%, 09/01/22 (e)	253
720	Credit Suisse USA, Inc., 5.125%, 08/15/15	794
500	FMR LLC, 6.450%, 11/15/39 (e)	603
	Goldman Sachs Group, Inc. (The),
400	3.300%, 05/03/15	413
3,060	3.625%, 02/07/16	3,173
492	3.700%, 08/01/15	515
1,041	4.750%, 07/15/13	1,074
2,638	5.150%, 01/15/14	2,764
848	5.250%, 07/27/21	902
1,366	5.375%, 03/15/20	1,472
750	5.500%, 11/15/14	806
800	5.750%, 01/24/22	883
4,100	5.950%, 01/18/18	4,612
949	6.000%, 06/15/20	1,062
125	6.150%, 04/01/18	142
305	6.250%, 09/01/17	350
485	6.750%, 10/01/37	505
2,570	7.500%, 02/15/19	3,082
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	452
1,005	5.125%, 04/13/18	1,023
1,000	6.450%, 06/08/27	1,017
770	8.500%, 07/15/19	880
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,238
1,400	6.250%, 01/14/21 (e)	1,448
750	7.300%, 08/01/14 (e)	810
250	7.625%, 08/13/19 (e)	275
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,370

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
1,702	6.150%, 04/25/13	1,756
2,996	6.400%, 08/28/17	3,404
1,249	6.875%, 04/25/18	1,457
	Morgan Stanley,
625	4.000%, 07/24/15	637
893	4.200%, 11/20/14	916
4,225	5.300%, 03/01/13	4,310
1,000	5.450%, 01/09/17	1,051
1,021	5.500%, 07/24/20	1,050
350	5.500%, 07/28/21	359
1,265	5.625%, 09/23/19	1,309
360	5.750%, 01/25/21	372
1,200	6.000%, 05/13/14	1,269
400	6.625%, 04/01/18	442
370	6.750%, 10/15/13	388
970	7.300%, 05/13/19	1,094
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,088
150	5.000%, 03/04/15	158
1,150	6.700%, 03/04/20	1,320
226	Northern Trust Corp., 5.500%, 08/15/13	237
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	419
2,300	3.875%, 01/15/15	2,424
365	4.875%, 08/04/20	407
500	5.750%, 04/25/18	578
425	5.875%, 12/20/17	495

		70,541

	Commercial Banks — 3.0%
550	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	574
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,323
900	3.250%, 03/01/16 (e)	954
228	4.875%, 01/12/21 (e)	260
741	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	755
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,067
2,000	2.550%, 01/12/17	2,114
737	3.400%, 01/22/15	780
	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan),
1,275	2.350%, 02/23/17 (e)	1,318
679	3.850%, 01/22/15 (e)	723

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	284
1,150	2.500%, 01/23/13	1,158
800	2.500%, 09/21/15 (e)	830
1,735	2.750%, 02/23/15	1,770
175	5.000%, 09/22/16	192
700	5.200%, 07/10/14	742
1,000	6.050%, 12/04/17 (e)	1,060
	BB&T Corp.,
655	3.375%, 09/25/13	674
750	3.950%, 04/29/16	823
740	4.900%, 06/30/17	830
1,885	5.700%, 04/30/14	2,037
245	6.850%, 04/30/19	312
695	Branch Banking & Trust Co., 5.625%, 09/15/16	796
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,285
260	Comerica, Inc., 3.000%, 09/16/15	273
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,120
	Credit Suisse, (Switzerland),
500	5.000%, 05/15/13	515
942	5.500%, 05/01/14	1,005
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	678
970	3.875%, 08/18/14	1,020
325	6.000%, 09/01/17	380
2,011	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	2,079
720	Fifth Third Bancorp, 5.450%, 01/15/17	801
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,758
1,438	3.100%, 05/24/16 (e)	1,507
666	4.125%, 08/12/20 (e)	717
575	4.750%, 01/19/21 (e)	647
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	536
500	4.875%, 01/14/22	572
556	5.100%, 04/05/21	640
600	6.100%, 01/14/42	803
1,500	HSBC USA, Inc., 2.375%, 02/13/15	1,537
1,445	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	1,498
2,400	KeyBank N.A., 5.500%, 09/17/12	2,405

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
480	KeyCorp, 6.500%, 05/14/13	499
2,725	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	2,846
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,485
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,533
1,500	2.500%, 01/08/13 (e)	1,510
750	2.750%, 09/28/15 (e)	779
1,000	3.000%, 07/27/16 (e)	1,051
795	3.750%, 03/02/15 (e)	841
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,377
250	National City Bank, 5.800%, 06/07/17	292
	Nordea Bank AB, (Sweden),
600	1.750%, 10/04/13 (e)	603
1,800	3.125%, 03/20/17 (e)	1,871
945	4.875%, 05/13/21 (e)	1,005
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	845
400	PNC Bank N.A., 6.875%, 04/01/18	497
	PNC Funding Corp.,
659	3.300%, 03/08/22	699
567	4.375%, 08/11/20	647
940	5.250%, 11/15/15	1,047
950	5.625%, 02/01/17	1,091
565	6.700%, 06/10/19	713
	Rabobank Nederland N.V., (Netherlands),
140	2.125%, 10/13/15	143
2,400	3.200%, 03/11/15 (e)	2,501
455	3.375%, 01/19/17	481
789	3.875%, 02/08/22	822
500	5.800%, 09/30/10 (e)	575
	SunTrust Banks, Inc.,
2,010	5.250%, 11/05/12	2,026
820	6.000%, 09/11/17	945
	Svenska Handelsbanken AB, (Sweden),
1,411	3.125%, 07/12/16	1,483
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,408
1,140	2.200%, 07/29/15 (e)	1,193
	U.S. Bancorp,
538	1.650%, 05/15/17	550
645	2.450%, 07/27/15	677
517	3.000%, 03/15/22	543

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
566	4.125%, 05/24/21	642
1,107	7.500%, 06/01/26	1,417
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,116
250	6.000%, 11/15/17	300
1,125	6.600%, 01/15/38	1,531
	Wachovia Corp.,
685	4.875%, 02/15/14	724
2,000	5.500%, 05/01/13	2,066
4,780	5.750%, 02/01/18	5,738
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,934
850	3.500%, 03/08/22	906
500	4.600%, 04/01/21	576
2,135	5.625%, 12/11/17	2,557
1,000	SUB, 3.676%, 06/15/16	1,088
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,639
250	5.750%, 05/16/16	286
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	966
2,105	4.875%, 11/19/19	2,374

		109,590

	Consumer Finance — 1.0%
700	American Express Co., 7.000%, 03/19/18	888
	American Express Credit Corp.,
361	2.375%, 03/24/17	380
1,000	2.800%, 09/19/16	1,065
1,075	5.125%, 08/25/14	1,167
1,065	5.875%, 05/02/13	1,102
400	7.300%, 08/20/13	425
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	675
565	2.125%, 02/28/17 (e)	583
405	2.375%, 03/18/13 (e)	409
1,599	2.600%, 09/20/16 (e)	1,670
150	7.625%, 10/01/18 (e)	193
1,375	Capital One Bank USA N.A., 8.800%, 07/15/19	1,785
	Capital One Financial Corp.,
1,165	6.750%, 09/15/17	1,424
2,140	7.375%, 05/23/14	2,363
	Ford Motor Credit Co. LLC,
1,253	3.000%, 06/12/17	1,257
1,917	3.984%, 06/15/16 (e)	1,987

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Consumer Finance — Continued
561	4.207%, 04/15/16 (e)	587
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,031
3,413	5.000%, 06/30/15	3,667
2,200	5.250%, 01/15/14	2,296
188	6.375%, 11/27/12	191
207	7.350%, 11/27/32	236
	John Deere Capital Corp.,
400	2.250%, 04/17/19	418
233	3.150%, 10/15/21	250
265	4.500%, 04/03/13	272
1,000	5.250%, 10/01/12	1,004
637	PACCAR Financial Corp., 1.600%, 03/15/17	649
1,023	SLM Corp., 5.375%, 01/15/13	1,038
1,083	Springleaf Finance Corp., 5.375%, 10/01/12	1,081
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,132
2,400	2.000%, 09/15/16	2,501
962	3.200%, 06/17/15	1,028
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	334

		35,088

	Diversified Financial Services — 2.2%
1,900	Associates Corp. of North America, 6.950%, 11/01/18	2,244
	Bank of America Corp.,
520	3.625%, 03/17/16	542
300	4.900%, 05/01/13	307
2,015	5.000%, 05/13/21	2,166
2,720	5.625%, 10/14/16	3,023
740	5.625%, 07/01/20	820
600	5.650%, 05/01/18	670
420	5.750%, 12/01/17	470
400	5.875%, 01/05/21	450
600	7.625%, 06/01/19	733
1,510	7.800%, 09/15/16	1,725
1,455	Bank of America N.A., 5.300%, 03/15/17	1,584
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	282
	BP Capital Markets plc, (United Kingdom),
929	1.846%, 05/05/17	951
900	4.742%, 03/11/21	1,056
2,122	5.250%, 11/07/13	2,238
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	771

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
	Caterpillar Financial Services Corp.,
387	2.850%, 06/01/22	403
665	4.900%, 08/15/13	693
560	5.500%, 03/15/16	646
1,300	6.200%, 09/30/13	1,381
305	7.050%, 10/01/18	398
510	7.150%, 02/15/19	672
	Citigroup, Inc.,
450	2.250%, 08/07/15	454
500	4.450%, 01/10/17	539
433	4.500%, 01/14/22	458
832	4.587%, 12/15/15	895
856	4.700%, 05/29/15	911
977	4.750%, 05/19/15	1,049
3,127	5.000%, 09/15/14	3,271
2,025	5.125%, 05/05/14	2,140
1,225	5.375%, 08/09/20	1,370
321	5.875%, 01/30/42	377
150	6.000%, 12/13/13	158
2,150	6.000%, 08/15/17	2,455
755	6.010%, 01/15/15	825
350	6.125%, 11/21/17	404
510	6.375%, 08/12/14	553
600	6.500%, 08/19/13	631
250	6.625%, 01/15/28	282
400	8.125%, 07/15/39	586
1,400	8.500%, 05/22/19	1,791
	CME Group, Inc.,
1,786	5.400%, 08/01/13	1,866
1,490	5.750%, 02/15/14	1,597
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,244
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	156
355	2.750%, 03/15/17 (e)	366
559	4.500%, 08/16/21 (e)	610
316	5.625%, 03/15/42 (e)	340
350	6.375%, 10/15/17 (e)	418
746	6.700%, 06/01/34 (e)	900
	General Electric Capital Corp.,
1,100	1.625%, 07/02/15	1,119
750	2.300%, 04/27/17	774
650	4.625%, 01/07/21	734
2,100	4.650%, 10/17/21	2,398
5,825	5.250%, 10/19/12	5,862

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
191	5.300%, 02/11/21	220
2,500	5.400%, 02/15/17	2,902
5,755	5.625%, 05/01/18	6,815
1,000	5.650%, 06/09/14	1,078
310	5.875%, 01/14/38	376
2,544	6.750%, 03/15/32	3,303
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,838
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	225
635	4.750%, 03/01/14	674
200	10.375%, 11/01/18	294
640	Textron Financial Corp., 5.400%, 04/28/13	659

		80,142

	Insurance — 1.4%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	477
350	5.600%, 05/15/15	392
	Aflac, Inc.,
228	2.650%, 02/15/17	239
260	4.000%, 02/15/22	281
317	6.450%, 08/15/40	393
200	8.500%, 05/15/19	268
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	668
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,045
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,530
2,960	5.450%, 05/18/17	3,326
	Aon Corp.,
402	3.125%, 05/27/16	424
336	3.500%, 09/30/15	354
306	6.250%, 09/30/40	402
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,207
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	246
233	3.000%, 05/15/22	241
494	4.400%, 05/15/42	529
1,000	4.600%, 05/15/13	1,029
605	5.000%, 08/15/13	631
1,505	5.400%, 05/15/18	1,815

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,487
781	3.750%, 08/15/21	860
100	Chubb Corp. (The), 5.750%, 05/15/18	124
	CNA Financial Corp.,
750	5.850%, 12/15/14	803
781	5.875%, 08/15/20	900
820	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	844
372	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	389
	Lincoln National Corp.,
345	4.200%, 03/15/22	361
251	4.850%, 06/24/21	274
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	319
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,537
540	2.300%, 09/28/15 (e)	563
338	2.875%, 04/21/14 (e)	350
920	MetLife Institutional Funding II, VAR, 1.361%, 04/04/14 (e)	926
1,120	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	1,212
430	MetLife, Inc., 6.817%, 08/15/18	538
	Metropolitan Life Global Funding I,
604	1.700%, 06/29/15 (e)	614
1,150	2.000%, 01/10/14 (e)	1,167
1,250	2.500%, 01/11/13 (e)	1,258
700	2.500%, 09/29/15 (e)	728
400	3.125%, 01/11/16 (e)	425
1,900	3.650%, 06/14/18 (e)	2,093
1,277	3.875%, 04/11/22 (e)	1,396
200	5.125%, 04/10/13 (e)	205
100	5.125%, 06/10/14 (e)	108
1,093	5.200%, 09/18/13 (e)	1,142
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	256
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,381
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	741
350	1.300%, 01/12/15 (e)	356
725	4.650%, 05/09/13 (e)	745
2,637	5.375%, 09/15/13 (e)	2,768

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	697
410	5.150%, 04/15/13 (e)	421
530	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	721
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,260
500	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	545
215	Principal Life Income Funding Trusts, 5.300%, 12/14/12	218
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,359
210	Travelers Cos., Inc. (The), 5.800%, 05/15/18	259
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	307

		52,154

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
600	5.875%, 09/15/20	632
320	6.250%, 08/15/16	346
1,325	6.650%, 01/15/18	1,470
604	ERP Operating LP, 4.625%, 12/15/21	693
	HCP, Inc.,
159	3.750%, 02/01/19	166
895	5.375%, 02/01/21	1,024
	Simon Property Group LP,
917	2.150%, 09/15/17	943
579	4.125%, 12/01/21	638
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	223
705	5.625%, 08/15/14	764
665	6.100%, 05/01/16	765
320	6.125%, 05/30/18	388
330	6.750%, 05/15/14	357
440	WEA Finance LLC, 7.125%, 04/15/18 (e)	527
1,376	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,650

		10,620

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	430

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — Continued
1,463	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	1,477

		1,907

	Total Financials	360,042

	Health Care — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,081
237	4.500%, 03/15/20	266
500	4.950%, 10/01/41	530
2,000	5.150%, 11/15/41	2,183
252	5.650%, 06/15/42	294
570	5.700%, 02/01/19	677
720	5.750%, 03/15/40	836
1,336	Celgene Corp., 3.250%, 08/15/22	1,343

		7,210

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	400
215	4.625%, 03/15/15	236
100	Becton Dickinson and Co., 5.000%, 05/15/19	118

		754

	Health Care Providers & Services — 0.1%
	Aetna, Inc.,
265	4.500%, 05/15/42	269
400	6.750%, 12/15/37	534
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	387
975	UnitedHealth Group, Inc., 3.375%, 11/15/21	1,042
	WellPoint, Inc.,
615	3.125%, 05/15/22	612
500	4.625%, 05/15/42	498
168	5.875%, 06/15/17	198
113	7.000%, 02/15/19	141

		3,681

	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.150%, 11/30/37	357
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	700
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	479
750	5.650%, 05/15/18	921
530	6.375%, 05/15/38	763

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Pharmaceuticals — Continued
650	Merck & Co., Inc., 6.000%, 09/15/17	804

		4,024

	Total Health Care	15,669

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	478
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	797
300	Honeywell International, Inc., 5.300%, 03/01/18	365
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	402
292	4.850%, 09/15/41	336
1,144	5.720%, 06/01/40	1,457
	United Technologies Corp.,
214	1.800%, 06/01/17	221
681	3.100%, 06/01/22	724
914	4.500%, 06/01/42	1,039
1,261	6.125%, 02/01/19	1,587

		7,406

	Airlines — 0.1%
248	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	261
677	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	718
264	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	285
456	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	499
600	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	644
226	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	244
482	Delta Air Lines, 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	494

		3,145

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
420	3.500%, 07/15/22 (e)	436
328	4.875%, 07/15/42 (e)	357
	Pitney Bowes, Inc.,
565	4.875%, 08/15/14	593
1,020	5.000%, 03/15/15	1,078
200	5.600%, 03/15/18	213

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — Continued
614	Republic Services, Inc., 3.550%, 06/01/22	646
	Waste Management, Inc.,
214	4.750%, 06/30/20	247
455	7.375%, 03/11/19	586

		4,156

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	229
292	2.875%, 05/08/22	303
145	4.375%, 05/08/42	164
789	Fluor Corp., 3.375%, 09/15/21	841

		1,537

	Industrial Conglomerates — 0.1%
588	Danaher Corp., 3.900%, 06/23/21	667
	Koninklijke Philips Electronics N.V., (Netherlands),
970	3.750%, 03/15/22	1,051
260	5.750%, 03/11/18	313
130	7.200%, 06/01/26	172
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	352

		2,555

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	169
	Deere & Co.,
819	2.600%, 06/08/22	844
346	3.900%, 06/09/42	365
	Eaton Corp.,
500	5.600%, 05/15/18	595
300	7.625%, 04/01/24	400
1,920	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,958
290	Ingersoll-Rand Co., 6.391%, 11/15/27	353
135	Parker Hannifin Corp., 5.500%, 05/15/18	162

		4,846

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
522	3.050%, 03/15/22	538
300	3.450%, 09/15/21	318
125	3.600%, 09/01/20	136
375	4.375%, 09/01/42	395
1,000	5.400%, 06/01/41	1,201
500	5.650%, 05/01/17	596
250	5.750%, 03/15/18	302

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Road & Rail — Continued
425	5.750%, 05/01/40	527
250	6.700%, 08/01/28	317
450	7.000%, 02/01/14	490
	CSX Corp.,
300	4.250%, 06/01/21	336
575	5.500%, 04/15/41	694
145	6.250%, 04/01/15	165
205	7.375%, 02/01/19	263
500	7.900%, 05/01/17	628
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	787
100	6.000%, 03/15/05	123
1,768	6.000%, 05/23/11	2,176
355	7.700%, 05/15/17	450
	Ryder System, Inc.,
484	2.500%, 03/01/17	492
420	3.600%, 03/01/16	444
	Union Pacific Corp.,
182	2.950%, 01/15/23	188
693	4.163%, 07/15/22	787
200	4.300%, 06/15/42	214
235	4.875%, 01/15/15	257
907	5.650%, 05/01/17	1,061
	United Parcel Service of America, Inc.,
340	8.375%, 04/01/20	475
160	SUB, 8.375%, 04/01/30	248

		14,608

	Total Industrials	38,253

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,023
350	5.500%, 01/15/40	452
755	5.900%, 02/15/39	1,006

		2,481

	Computers & Peripherals — 0.3%
	Dell, Inc.,
1,280	3.100%, 04/01/16	1,361
250	4.625%, 04/01/21	274
300	7.100%, 04/15/28	370
	Hewlett-Packard Co.,
583	2.600%, 09/15/17	577
387	4.050%, 09/15/22	378

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Computers & Peripherals — Continued
600	4.300%, 06/01/21	602
781	4.375%, 09/15/21	781
600	4.750%, 06/02/14	633
1,345	5.400%, 03/01/17	1,492
2,500	6.000%, 09/15/41	2,607
1,230	6.125%, 03/01/14	1,316

		10,391

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
575	3.375%, 11/01/15	598
165	6.000%, 04/01/20	186
875	6.875%, 07/01/13	916
725	7.500%, 01/15/27	839

		2,539

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
300	2.600%, 07/15/22	303
271	4.000%, 07/15/42	268

		571

	IT Services — 0.2%
1,020	HP Enterprise Services LLC, 6.000%, 08/01/13	1,066
	International Business Machines Corp.,
409	1.250%, 02/06/17	415
2,600	5.700%, 09/14/17	3,185
690	6.220%, 08/01/27	937
1,075	7.625%, 10/15/18	1,455

		7,058

	Office Electronics — 0.0% (g)
	Xerox Corp.,
196	2.950%, 03/15/17	201
270	4.500%, 05/15/21	284
600	5.625%, 12/15/19	677
550	6.750%, 02/01/17	645
100	8.250%, 05/15/14	111

		1,918

	Semiconductors & Semiconductor Equipment — 0.1%
697	Intel Corp., 3.300%, 10/01/21	758
1,350	National Semiconductor Corp., 6.600%, 06/15/17	1,685
	Texas Instruments, Inc.,
750	1.375%, 05/15/14	762

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
365	1.650%, 08/03/19	365

		3,570

	Software — 0.1%
360	Intuit, Inc., 5.750%, 03/15/17	418
	Microsoft Corp.,
720	1.625%, 09/25/15	747
117	4.500%, 10/01/40	140
	Oracle Corp.,
500	5.000%, 07/08/19	603
1,412	5.250%, 01/15/16	1,625
698	5.750%, 04/15/18	863
465	6.500%, 04/15/38	663

		5,059

	Total Information Technology	33,587

	Materials — 0.6%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	253
	Dow Chemical Co. (The),
385	4.125%, 11/15/21	422
203	4.250%, 11/15/20	224
200	5.250%, 11/15/41	228
1,250	6.000%, 10/01/12	1,255
370	7.375%, 11/01/29	502
250	7.600%, 05/15/14	277
158	8.550%, 05/15/19	213
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	660
350	4.900%, 01/15/41	433
1,610	6.000%, 07/15/18	2,025
150	Ecolab, Inc., 5.500%, 12/08/41	188
	Mosaic Co. (The),
280	3.750%, 11/15/21	300
79	4.875%, 11/15/41	88
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	893
	PPG Industries, Inc.,
114	5.500%, 11/15/40	140
415	5.750%, 03/15/13	426
700	6.650%, 03/15/18	862
350	9.000%, 05/01/21	479
	Praxair, Inc.,
662	4.625%, 03/30/15	728
885	5.250%, 11/15/14	972

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,216
850	7.750%, 10/01/96	982

		13,766

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
667	1.625%, 02/24/17	680
410	5.400%, 03/29/17	481
400	5.500%, 04/01/14	431
550	6.500%, 04/01/19	704
1,320	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,332
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	348
	Rio Tinto Finance USA Ltd., (Australia),
115	3.500%, 11/02/20	121
550	3.750%, 09/20/21	590
650	9.000%, 05/01/19	892
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	393

		5,972

	Total Materials	19,738

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
6	AT&T Corp., 8.000%, 11/15/31	9
	AT&T, Inc.,
850	4.450%, 05/15/21	997
386	5.100%, 09/15/14	421
170	5.350%, 09/01/40	204
250	5.500%, 02/01/18	303
2,700	6.300%, 01/15/38	3,520
350	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	447
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,494
450	6.875%, 10/15/31	565
	BellSouth Telecommunications, Inc.,
785	6.300%, 12/15/15	828
300	7.000%, 10/01/25	383
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	204
2,500	5.150%, 01/15/13	2,541
600	Centel Capital Corp., 9.000%, 10/15/19	716

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	CenturyLink, Inc.,
1,380	6.450%, 06/15/21	1,540
920	7.600%, 09/15/39	951
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	343
1,150	4.875%, 07/08/14	1,220
232	4.875%, 03/06/42 (e)	247
400	6.000%, 07/08/19	486
255	8.750%, 06/15/30	376
	France Telecom S.A., (France),
560	2.750%, 09/14/16	584
1,250	8.500%, 03/01/31	1,861
2,100	GTE Corp., 6.840%, 04/15/18	2,607
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	270
741	Qwest Corp., 6.750%, 12/01/21	874
	Telecom Italia Capital S.A., (Luxembourg),
1,000	4.950%, 09/30/14	1,015
1,616	5.250%, 11/15/13	1,654
750	6.999%, 06/04/18	784
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	290
880	5.855%, 02/04/13	891
515	5.877%, 07/15/19	497
300	6.421%, 06/20/16	307
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	776
443	5.550%, 02/15/16	513
100	5.850%, 09/15/35	127
175	6.400%, 02/15/38	235
1,250	7.350%, 04/01/39	1,862
1,475	Verizon Global Funding Corp., 7.750%, 12/01/30	2,182
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,952
962	Verizon Virginia, Inc., 4.625%, 03/15/13	983

		38,059

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	664
592	3.125%, 07/16/22	607
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	533
475	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	490

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
	Vodafone Group plc, (United Kingdom),
1,200	1.625%, 03/20/17	1,223
1,130	5.000%, 09/15/15	1,267

		4,784

	Total Telecommunication Services	42,843

	Utilities — 2.0%
	Electric Utilities — 1.5%
222	Alabama Power Co., 6.125%, 05/15/38	305
	Arizona Public Service Co.,
296	4.500%, 04/01/42	329
467	5.050%, 09/01/41	554
380	Baltimore Gas & Electric Co., 2.800%, 08/15/22	386
	Carolina Power & Light Co.,
509	2.800%, 05/15/22	528
273	4.100%, 05/15/42	290
888	5.125%, 09/15/13	930
305	5.300%, 01/15/19	369
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,268
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	924
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	221
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	812
210	Consumers Energy Co., 2.850%, 05/15/22	222
224	Detroit Edison Co. (The), 2.650%, 06/15/22	232
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	141
650	5.100%, 04/15/18	777
745	5.625%, 11/30/12	754
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,834
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	943
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,077
229	5.750%, 10/01/41	254
	Florida Power & Light Co.,
410	5.950%, 10/01/33	554
335	5.950%, 02/01/38	464
	Florida Power Corp.,
280	5.650%, 06/15/18	341
220	6.400%, 06/15/38	309

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
	Georgia Power Co.,
200	5.950%, 02/01/39	266
225	6.000%, 11/01/13	239
229	Great Plains Energy, Inc., 4.850%, 06/01/21	253
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,452
100	Indiana Michigan Power Co., 7.000%, 03/15/19	125
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	128
750	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	869
1,400	Kansas City Power & Light Co., 5.300%, 10/01/41	1,614
52	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	52
105	MidAmerican Energy Co., 5.300%, 03/15/18	126
	Nevada Power Co.,
55	5.375%, 09/15/40	68
300	5.450%, 05/15/41	379
720	6.500%, 08/01/18	902
	NextEra Energy Capital Holdings, Inc.,
255	5.350%, 06/15/13	264
670	6.000%, 03/01/19	796
265	7.875%, 12/15/15	318
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	340
	Nisource Finance Corp.,
370	3.850%, 02/15/23	383
360	4.450%, 12/01/21	389
1,256	5.800%, 02/01/42	1,492
500	Northern States Power Co., 6.250%, 06/01/36	714
	Ohio Power Co.,
320	5.750%, 09/01/13	335
310	6.050%, 05/01/18	375
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	1,027
100	7.000%, 09/01/22	125
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	546
71	3.250%, 09/15/21	76
217	4.450%, 04/15/42	240
390	4.500%, 12/15/41	437
780	5.625%, 11/30/17	947
160	8.250%, 10/15/18	221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
	PacifiCorp,
175	5.500%, 01/15/19	213
150	5.650%, 07/15/18	184
100	Peco Energy Co., 5.350%, 03/01/18	120
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,514
	Progress Energy, Inc.,
673	3.150%, 04/01/22	684
300	6.050%, 03/15/14	323
772	PSEG Power LLC, 5.125%, 04/15/20	888
	Public Service Co. of Colorado,
90	3.200%, 11/15/20	99
125	5.800%, 08/01/18	153
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,156
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	247
277	5.375%, 11/01/39	364
2,000	6.330%, 11/01/13	2,132
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	413
250	6.000%, 06/01/26	335
	Southern California Edison Co.,
160	4.150%, 09/15/14	171
765	5.500%, 08/15/18	939
391	5.750%, 03/15/14	423
200	5.950%, 02/01/38	275
1,140	6.050%, 03/15/39	1,598
	Southern Co. (The),
363	1.950%, 09/01/16	375
250	4.150%, 05/15/14	264
202	Southern Power Co., 5.150%, 09/15/41	236
570	Southwestern Public Service Co., 8.750%, 12/01/18	787
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,704
500	6.200%, 04/15/18	603
400	8.000%, 10/01/19	519
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,016
1,320	5.400%, 04/30/18	1,595
615	5.950%, 09/15/17	761

		52,407

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Gas Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	602
345	4.450%, 04/15/13	352
1,441	5.875%, 03/15/41	1,923
1,243	6.375%, 07/15/16	1,450
250	Atmos Energy Corp., 8.500%, 03/15/19	334
298	Boston Gas Co., 4.487%, 02/15/42 (e)	336
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	389
	TransCanada PipeLines Ltd., (Canada),
975	4.000%, 06/15/13	1,001
550	6.200%, 10/15/37	755
250	6.500%, 08/15/18	312
1,100	7.250%, 08/15/38	1,642

		9,096

	Independent Power Producers & Energy Traders — 0.0% (g)
1,500	PPL Energy Supply LLC, 4.600%, 12/15/21	1,604

	Multi-Utilities — 0.2%
235	Delmarva Power & Light Co., 4.000%, 06/01/42	253
	Dominion Resources, Inc.,
900	5.250%, 08/01/33	1,063
300	7.000%, 06/15/38	437
600	8.875%, 01/15/19	822
375	PG&E Corp., 5.750%, 04/01/14	402
	Sempra Energy,
1,145	6.150%, 06/15/18	1,411
150	6.500%, 06/01/16	179
850	8.900%, 11/15/13	929
395	9.800%, 02/15/19	557
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	22
450	6.000%, 04/01/14	489
265	6.250%, 12/01/15	310
92	Xcel Energy, Inc., 4.800%, 09/15/41	108

		6,982

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,309

	Total Utilities	71,398

	Total Corporate Bonds (Cost $646,108)	711,277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Foreign Government Securities — 1.4%
	Israel Government AID Bond, (Israel),
6,000	Zero Coupon, 08/15/17	5,690
20,000	Zero Coupon, 03/15/18	18,722
5,651	Zero Coupon, 08/15/18	5,239
1,500	Zero Coupon, 11/01/23	1,136
1,500	Zero Coupon, 11/01/24	1,080
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	607
	Province of Ontario, (Canada),
700	2.700%, 06/16/15	741
2,200	2.950%, 02/05/15	2,328
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	557
5,000	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	4,987
	United Mexican States, (Mexico),
120	4.750%, 03/08/44	135
1,432	6.375%, 01/16/13	1,457
856	6.625%, 03/03/15	967
3,328	7.500%, 04/08/33	5,067

	Total Foreign Government Securities (Cost $45,563)	48,713

Mortgage Pass-Through Securities — 11.5%
	Federal Home Loan Mortgage Corp.,
51	ARM, 2.072%, 07/01/19	54
48	ARM, 2.303%, 04/01/30	51
187	ARM, 2.345%, 10/01/36	199
763	ARM, 2.355%, 12/01/33	801
553	ARM, 2.464%, 11/01/36	590
560	ARM, 2.498%, 10/01/36	598
422	ARM, 2.653%, 12/01/36	453
426	ARM, 2.664%, 02/01/36	455
563	ARM, 2.693%, 12/01/34	601
1,263	ARM, 2.705%, 03/01/37	1,354
280	ARM, 2.859%, 02/01/37	301
1,305	ARM, 2.861%, 04/01/34	1,394
822	ARM, 2.885%, 10/01/36	869
1,032	ARM, 4.905%, 02/01/36	1,110
1,235	ARM, 5.008%, 01/01/35	1,334
879	ARM, 5.065%, 07/01/36	950
273	ARM, 5.603%, 05/01/36	294
1,213	ARM, 6.039%, 11/01/36	1,301
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,198	4.000%, 08/01/18 - 05/01/19	1,275
227	4.500%, 08/01/18	250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
627		5.000%, 12/01/18	681
5,177		5.500%, 06/01/17 - 01/01/24	5,618
76		6.000%, 04/01/18	83
780		6.500%, 08/01/16 - 02/01/19	839
50		7.000%, 01/01/17 - 04/01/17	52
—	(h)	7.500%, 10/01/14	—	(h)
3		8.500%, 11/01/15	4
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,847		3.500%, 01/01/32	3,039
190		6.000%, 12/01/22	209
516		6.500%, 11/01/22	578
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,724		4.000%, 10/01/33 - 09/01/35	3,998
7,969		4.500%, 05/01/41	8,601
8,100		5.000%, 09/01/34 - 08/01/40	8,883
3,443		5.500%, 10/01/33 - 07/01/35	3,816
608		6.000%, 12/01/33 - 01/01/34	681
3,670		6.500%, 11/01/34 - 11/01/36	4,220
827		7.000%, 07/01/32 - 10/01/36	959
1,062		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,261
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
5,227		3.500%, 06/01/42	5,594
4,986		4.000%, 06/01/42	5,483
571		5.500%, 10/01/33 - 01/01/34	622
1,590		6.000%, 02/01/33	1,762
166		7.000%, 07/01/29	183
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
6		12.000%, 08/01/15 - 07/01/19	6
		Federal National Mortgage Association,
18		ARM, 1.875%, 03/01/19	18
221		ARM, 2.063%, 09/01/34	232
445		ARM, 2.123%, 01/01/36	468
1,102		ARM, 2.159%, 01/01/33	1,157
337		ARM, 2.170%, 07/01/34	359
2,027		ARM, 2.273%, 01/01/35	2,161
447		ARM, 2.277%, 07/01/33 - 11/01/33	471
825		ARM, 2.282%, 08/01/34	878
1,783		ARM, 2.285%, 09/01/35	1,904
649		ARM, 2.288%, 11/01/34	692
782		ARM, 2.315%, 07/01/36	832
1,031		ARM, 2.326%, 07/01/33	1,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

796	ARM, 2.335%, 05/01/34	850
614	ARM, 2.362%, 04/01/35	654
2,416	ARM, 2.369%, 04/01/35	2,571
1,009	ARM, 2.381%, 05/01/35	1,076
733	ARM, 2.388%, 10/01/34	782
1,126	ARM, 2.397%, 10/01/34	1,200
9	ARM, 2.451%, 01/01/19	9
1,070	ARM, 2.453%, 11/01/34	1,136
1,325	ARM, 2.466%, 06/01/35	1,410
835	ARM, 2.495%, 01/01/35	886
429	ARM, 2.505%, 10/01/34	460
414	ARM, 2.529%, 09/01/34	442
405	ARM, 2.537%, 04/01/34	426
256	ARM, 2.565%, 01/01/34	273
282	ARM, 2.569%, 09/01/35	301
263	ARM, 2.593%, 02/01/35	280
91	ARM, 2.637%, 04/01/34	97
231	ARM, 2.720%, 05/01/35	245
497	ARM, 2.760%, 08/01/34	524
463	ARM, 2.781%, 06/01/36	499
674	ARM, 2.816%, 09/01/33	724
729	ARM, 2.846%, 10/01/36	777
101	ARM, 2.987%, 09/01/27	107
206	ARM, 3.319%, 02/01/34	220
144	ARM, 3.375%, 01/01/36	155
91	ARM, 3.850%, 03/01/29	97
1,200	ARM, 4.938%, 07/01/33	1,279
603	ARM, 5.236%, 01/01/38	647
758	ARM, 5.625%, 01/01/23	831
	Federal National Mortgage Association, 15 Year, Single Family,
1,247	3.500%, 09/01/18 - 07/01/19	1,325
12,392	4.000%, 07/01/18 - 12/01/18	13,357
7,030	4.500%, 06/01/18 - 12/01/19	7,668
1,715	5.000%, 12/01/16 - 08/01/24	1,868
1,621	5.500%, 03/01/20 - 07/01/20	1,767
8,999	6.000%, 06/01/16 - 01/01/24	9,889
319	6.500%, 03/01/17 - 08/01/20	349
383	7.000%, 03/01/17 - 09/01/17	413
11	7.500%, 03/01/17	13
4	8.000%, 11/01/12 - 11/01/15	4
	Federal National Mortgage Association, 20 Year, Single Family,
1,993	3.500%, 08/01/32	2,128
298	4.500%, 04/01/24	328
1,829	6.500%, 05/01/22 - 04/01/25	2,059

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, FHA/VA,
121	6.000%, 09/01/33	136
1,935	6.500%, 03/01/29 - 08/01/39	2,228
47	7.000%, 02/01/33	57
59	8.000%, 06/01/28	72
41	9.000%, 05/01/18 - 12/01/25	45
	Federal National Mortgage Association, 30 Year, Single Family,
935	4.500%, 11/01/33 - 02/01/35	1,016
2,535	5.000%, 07/01/33 - 09/01/35	2,854
4,061	5.500%, 09/01/31 - 02/01/38	4,528
4,882	6.000%, 12/01/28 - 09/01/37	5,469
1,881	6.500%, 11/01/29 - 08/01/31	2,210
1,953	7.000%, 01/01/24 - 01/01/39	2,262
912	7.500%, 08/01/36 - 11/01/37	1,108
742	8.000%, 03/01/27 - 11/01/28	912
1	9.000%, 04/01/26	1
16	9.500%, 07/01/28	18
6	12.500%, 01/01/16	6
	Federal National Mortgage Association, Other,
1,488	VAR, 0.986%, 01/01/19	1,494
992	VAR, 1.046%, 03/01/22	1,009
2,461	VAR, 6.070%, 11/01/18	2,667
2,000	2.004%, 07/01/19	2,040
4,061	2.030%, 08/01/19	4,168
2,000	2.211%, 04/01/19	2,081
5,836	2.490%, 10/01/17	6,184
3,000	2.670%, 07/01/22	3,114
7,000	2.690%, 10/01/17	7,466
3,228	2.841%, 03/01/22	3,353
3,884	2.970%, 11/01/18	4,191
1,494	3.038%, 05/01/22	1,595
7,243	3.070%, 01/01/22	7,809
4,500	3.100%, 02/01/22	4,828
3,893	3.224%, 01/01/22 - 05/01/22	4,209
10,000	3.230%, 11/01/20	10,909
1,528	3.255%, 12/01/21	1,658
2,823	3.265%, 02/01/22	3,062
2,000	3.290%, 10/01/20	2,189
3,981	3.306%, 02/01/22	4,324
2,279	3.368%, 01/01/22	2,488
2,000	3.461%, 11/01/20	2,195
2,000	3.503%, 08/01/17	2,184
1,984	3.520%, 01/01/18	2,184
1,491	3.544%, 09/01/20	1,644

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,926	3.600%, 09/01/20	3,255
7,664	3.621%, 09/01/20	8,490
4,946	3.658%, 10/01/20	5,490
1,943	3.740%, 07/01/20	2,175
994	3.761%, 01/01/25	1,100
3,000	3.770%, 09/01/21	3,387
3,000	3.802%, 09/01/20	3,351
2,961	3.906%, 09/01/21	3,336
6,904	3.916%, 09/01/21	7,785
1,998	3.930%, 07/01/20	2,263
4,835	3.947%, 06/01/17	5,334
4,750	3.980%, 11/01/16	5,041
1,540	3.999%, 01/01/21	1,742
4,658	4.000%, 11/01/33 - 07/01/42	5,038
5,000	4.019%, 09/01/21	5,673
2,000	4.061%, 01/01/21	2,272
7,956	4.081%, 07/01/20 - 07/01/21	9,046
1,458	4.130%, 07/01/20	1,665
2,380	4.250%, 04/01/21	2,754
1,703	4.257%, 04/01/20	1,941
4,482	4.267%, 11/01/19 - 08/01/21	5,122
2,096	4.290%, 06/01/20	2,411
1,494	4.350%, 04/01/20	1,723
1,471	4.380%, 01/01/21	1,704
1,927	4.381%, 11/01/19	2,217
2,000	4.390%, 05/01/21	2,322
2,000	4.391%, 04/01/21	2,314
2,000	4.402%, 07/01/21	2,312
2,459	4.443%, 08/01/20 - 04/01/21	2,790
1,473	4.444%, 01/01/21	1,709
1,969	4.474%, 04/01/21	2,279
5,000	4.484%, 06/01/21	5,811
958	4.500%, 03/01/20	1,100
973	4.514%, 04/01/20	1,126
1,947	4.515%, 02/01/20	2,250
7,790	4.530%, 12/01/19	9,039
4,354	4.540%, 01/01/20	5,052
2,000	4.546%, 02/01/20	2,312
2,950	4.629%, 02/01/21	3,429
3,935	4.794%, 01/01/21	4,610
685	5.500%, 03/01/17 - 09/01/33	741
2,984	6.000%, 09/01/37 - 06/01/39	3,197
1,039	6.500%, 01/01/36 - 07/01/36	1,168
110	7.000%, 10/01/46	124
101	10.890%, 04/15/19	111

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association II, 30 Year, Single Family,
494	4.500%, 08/20/33	552
8,141	6.000%, 09/20/38	9,182
81	7.500%, 02/20/28 - 09/20/28	98
130	8.000%, 12/20/25 - 09/20/28	159
42	8.500%, 05/20/25	52
	Government National Mortgage Association, 15 Year, Single Family,
100	6.500%, 06/15/17	108
111	8.000%, 01/15/16	116
	Government National Mortgage Association, 30 Year, Single Family,
401	6.500%, 03/15/28 - 04/15/33	474
299	7.000%, 02/15/33 - 06/15/33	354
90	7.500%, 11/15/22 - 11/15/31	102
21	8.000%, 09/15/22 - 08/15/28	23
4	9.000%, 12/15/16	5
1,099	9.500%, 10/15/24	1,274

	Total Mortgage Pass-Through Securities (Cost $385,976)	414,381

Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
350	State of California, Build America Bonds, GO, 7.300%, 10/01/39	460

	Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	136

	New York — 0.1%
350	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	451
1,815	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	2,317

		2,768

	Ohio — 0.1%
1,300	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,797
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,779

		3,576

	Total Municipal Bonds (Cost $5,599)	6,940

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	4,035

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Corp. Andina de Fomento,
641	3.750%, 01/15/16	671
397	5.200%, 05/21/13	409

	Total Supranational (Cost $5,120)	5,115

U.S. Government Agency Securities — 1.5%
1,000	Federal Farm Credit Banks, 5.125%, 11/15/18	1,235
1,500	Federal Home Loan Bank, 5.500%, 07/15/36	2,101
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,726
1,000	5.000%, 05/11/17	1,203
	Financing Corp. Fico,
3,500	Zero Coupon, 05/11/18	3,239
2,000	Zero Coupon, 04/05/19	1,808
1,000	Zero Coupon, 09/26/19	892
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,849
5,000	Zero Coupon, 04/01/16	4,773
13,319	Zero Coupon, 10/01/19	11,580
	Residual Funding Corp. STRIPS,
2,000	Zero Coupon, 10/15/19	1,818
9,900	Zero Coupon, 07/15/20	8,759
4,800	Zero Coupon, 10/15/20	4,206
	Tennessee Valley Authority,
300	4.625%, 09/15/60	374
700	5.880%, 04/01/36	996
2,000	Tennessee Valley Authority Generic STRIPS, Zero Coupon, 05/01/19	1,788

	Total U.S. Government Agency Securities (Cost $51,030)	54,347

U.S. Treasury Obligations — 24.6%
	U.S. Treasury Bonds,
7,075	4.500%, 02/15/36	9,654
300	4.500%, 08/15/39	414
1,100	4.750%, 02/15/37	1,559
1,250	5.375%, 02/15/31	1,841
750	6.125%, 11/15/27	1,145
300	6.125%, 08/15/29	468
1,046	6.250%, 08/15/23	1,530
900	6.250%, 05/15/30	1,435
400	6.625%, 02/15/27	631
4,000	7.500%, 11/15/16	5,166
1,881	7.875%, 02/15/21	2,886
864	8.125%, 05/15/21	1,352

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
2,125	8.500%, 02/15/20	3,264
1,500	8.750%, 05/15/20	2,351
6,675	8.750%, 08/15/20	10,548
21,585	8.875%, 08/15/17	30,298
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	456
799	3.625%, 04/15/28 (m)	1,787
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,111
1,500	0.625%, 04/15/13	1,644
1,000	1.125%, 01/15/21	1,226
630	1.375%, 07/15/18	780
2,000	2.000%, 01/15/14	2,593
	U.S. Treasury Notes,
4,000	0.375%, 10/31/12	4,002
4,000	1.375%, 01/15/13	4,018
11,445	1.375%, 11/30/18	11,807
2,150	1.500%, 08/31/18	2,237
2,000	1.750%, 04/15/13	2,019
31,000	1.750%, 10/31/18 (m)	32,700
2,000	1.875%, 04/30/14	2,055
12,245	2.125%, 12/31/15	12,964
21,200	2.625%, 12/31/14	22,373
1,000	2.625%, 02/29/16	1,079
4,575	2.625%, 04/30/16	4,947
9,300	2.625%, 01/31/18	10,257
700	2.625%, 08/15/20	776
19,485	2.750%, 05/31/17	21,482
7,500	2.750%, 12/31/17	8,314
2,500	2.875%, 01/31/13	2,528
1,000	3.125%, 04/30/13	1,019
8,000	3.125%, 10/31/16	8,878
6,015	3.125%, 04/30/17	6,727
10,933	3.125%, 05/15/19	12,498
14,950	3.250%, 12/31/16	16,712
12,300	3.250%, 03/31/17	13,812
900	3.500%, 02/15/18	1,035
4,000	3.875%, 02/15/13	4,066
5,000	4.000%, 11/15/12	5,038
10,000	4.000%, 02/15/15	10,910
3,725	4.500%, 11/15/15	4,218
10,000	4.750%, 08/15/17	12,023
	U.S. Treasury STRIPS,
14,400	02/15/14 (m)	14,358
7,265	08/15/14 (m)	7,234
23,253	11/15/14 (m)	23,129

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

16,930	02/15/15 (m)	16,820
20,680	02/15/15	20,547
3,626	05/15/15	3,597
3,253	08/15/15	3,221
28,397	11/15/15	28,062
5,445	11/15/15	5,397
51,751	02/15/16	51,057
13,325	05/15/16	13,120
1,000	05/15/16	985
5,181	08/15/16	5,085
15,857	11/15/16	15,512
20,229	02/15/17	19,724
21,411	08/15/17	20,711
19,389	11/15/17	18,686
2,000	02/15/18	1,918
3,400	05/15/18	3,246
16,241	08/15/18	15,436
6,982	02/15/19	6,563
9,595	05/15/19	8,972
22,210	08/15/19	20,643
1,250	02/15/20	1,146
66,702	05/15/20 (m)	60,669
250	05/15/20	228
36,775	08/15/20 (m)	33,205
655	11/15/20	587
345	02/15/21	307
17,000	05/15/21	14,978
3,750	08/15/21	3,281
4,925	11/15/21	4,273
1,278	02/15/22	1,099
5,487	02/15/23	4,550
1,500	05/15/23	1,234
200	05/15/24	158
600	08/15/24	471
1,400	11/15/24	1,088
1,000	02/15/26	741
1,500	05/15/26	1,101
3,400	08/15/26	2,473
28,150	11/15/26	20,279
28,150	02/15/27	20,095
3,550	05/15/27	2,512
5,000	08/15/27	3,507
800	11/15/27	556
7,050	02/15/28	4,858
1,600	05/15/28	1,093
3,000	08/15/28	2,031

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
2,500	11/15/28	1,678
925	02/15/29	615
1,600	08/15/29	1,047
1,650	11/15/29	1,071
21,300	02/15/30	13,710
2,000	05/15/30	1,277
8,200	08/15/30	5,194
7,425	11/15/30	4,665
600	02/15/31	374
2,000	05/15/31	1,235
1,500	08/15/31	918
3,000	11/15/31	1,820
750	02/15/32	451
1,000	05/15/32	596
350	08/15/32	207
6,140	11/15/32	3,598
11,150	05/15/33	6,418
3,050	08/15/33	1,740
3,500	11/15/33	1,980
4,000	02/15/34	2,241

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,800	05/15/34	1,556
1,650	08/15/34	908
2,850	02/15/35	1,540
100	08/15/35	53

	Total U.S. Treasury Obligations (Cost $789,960)	890,068

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
55,995	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $55,995)	55,995

	Total Investments — 99.7% (Cost $3,298,821)	3,604,936
	Other Assets in Excess of Liabilities — 0.3%	11,200

	NET ASSETS — 100.0%	$3,616,136

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.3%
	Consumer Discretionary — 10.8%
	Auto Components — 0.2%
3	BorgWarner, Inc. (a)	188
6	Goodyear Tire & Rubber Co. (The) (a)	71
16	Johnson Controls, Inc.	440

		699

	Automobiles — 0.3%
91	Ford Motor Co.	848
6	Harley-Davidson, Inc.	231

		1,079

	Distributors — 0.1%
4	Genuine Parts Co.	234

	Diversified Consumer Services — 0.1%
3	Apollo Group, Inc., Class A (a)	68
1	DeVry, Inc.	27
7	H&R Block, Inc.	116

		211

	Hotels, Restaurants & Leisure — 1.8%
11	Carnival Corp.	374
1	Chipotle Mexican Grill, Inc. (a)	217
3	Darden Restaurants, Inc.	159
7	International Game Technology	86
6	Marriott International, Inc., Class A	237
24	McDonald’s Corp.	2,163
18	Starbucks Corp.	895
5	Starwood Hotels & Resorts Worldwide, Inc.	259
3	Wyndham Worldwide Corp.	181
2	Wynn Resorts Ltd.	195
11	Yum! Brands, Inc.	698

		5,464

	Household Durables — 0.3%
7	D.R. Horton, Inc.	126
2	Harman International Industries, Inc.	77
3	Leggett & Platt, Inc.	79
4	Lennar Corp., Class A	125
7	Newell Rubbermaid, Inc.	124
8	PulteGroup, Inc. (a)	110
2	Whirlpool Corp.	139

		780

	Internet & Catalog Retail — 1.0%
9	Amazon.com, Inc. (a)	2,128
2	Expedia, Inc.	110
1	Netflix, Inc. (a)	79
1	priceline.com, Inc. (a)	716

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Catalog Retail — Continued
2		TripAdvisor, Inc. (a)	75

			3,108

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	104
8		Mattel, Inc.	285

			389

		Media — 3.4%
5		Cablevision Systems Corp., Class A	76
15		CBS Corp. (Non-Voting), Class B	560
64		Comcast Corp., Class A	2,150
16		DIRECTV (a)	811
6		Discovery Communications, Inc., Class A (a)	333
6		Gannett Co., Inc.	84
11		Interpublic Group of Cos., Inc. (The)	112
7		McGraw-Hill Cos., Inc. (The)	341
50		News Corp., Class A	1,172
6		Omnicom Group, Inc.	333
2		Scripps Networks Interactive, Inc., Class A	130
7		Time Warner Cable, Inc.	660
23		Time Warner, Inc.	949
13		Viacom, Inc., Class B	628
43		Walt Disney Co. (The)	2,103
—	(h)	Washington Post Co. (The), Class B	40

			10,482

		Multiline Retail — 0.8%
2		Big Lots, Inc. (a)	46
6		Dollar Tree, Inc. (a)	266
3		Family Dollar Stores, Inc.	176
3		J.C. Penney Co., Inc.	91
6		Kohl’s Corp.	298
10		Macy’s, Inc.	396
4		Nordstrom, Inc.	220
1		Sears Holdings Corp. (a)	48
16		Target Corp.	1,008

			2,549

		Specialty Retail — 2.1%
2		Abercrombie & Fitch Co., Class A	71
1		AutoNation, Inc. (a)	40
1		AutoZone, Inc. (a)	229
6		Bed Bath & Beyond, Inc. (a)	371
7		Best Buy Co., Inc.	117
5		CarMax, Inc. (a)	166
3		GameStop Corp., Class A	59
8		Gap, Inc. (The)	283

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Specialty Retail — Continued
36	Home Depot, Inc. (The)	2,066
6	Limited Brands, Inc.	279
28	Lowe’s Cos., Inc.	797
3	O’Reilly Automotive, Inc. (a)	240
5	Ross Stores, Inc.	371
16	Staples, Inc.	179
3	Tiffany & Co.	187
18	TJX Cos., Inc.	807
3	Urban Outfitters, Inc. (a)	100

		6,362

	Textiles, Apparel & Luxury Goods — 0.6%
7	Coach, Inc.	397
1	Fossil, Inc. (a)	105
9	NIKE, Inc., Class B	849
2	Ralph Lauren Corp.	245
2	V.F. Corp.	315

		1,911

	Total Consumer Discretionary	33,268

	Consumer Staples — 10.9%
	Beverages — 2.6%
4	Beam, Inc.	219
4	Brown-Forman Corp., Class B	227
107	Coca-Cola Co. (The)	4,013
7	Coca-Cola Enterprises, Inc.	211
4	Constellation Brands, Inc., Class A (a)	127
5	Dr. Pepper Snapple Group, Inc.	226
4	Molson Coors Brewing Co., Class B	166
4	Monster Beverage Corp. (a)	216
37	PepsiCo, Inc.	2,694

		8,099

	Food & Staples Retailing — 2.4%
10	Costco Wholesale Corp.	1,006
30	CVS Caremark Corp.	1,388
13	Kroger Co. (The)	297
6	Safeway, Inc.	90
14	Sysco Corp.	422
21	Walgreen Co.	734
41	Wal-Mart Stores, Inc.	2,979
4	Whole Foods Market, Inc.	376

		7,292

	Food Products — 1.7%
16	Archer-Daniels-Midland Co.	419
4	Campbell Soup Co.	148

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
10	ConAgra Foods, Inc.	248
4	Dean Foods Co. (a)	72
15	General Mills, Inc.	605
8	H.J. Heinz Co.	424
4	Hershey Co. (The)	260
3	Hormel Foods Corp.	94
3	JM Smucker Co. (The)	229
6	Kellogg Co.	297
42	Kraft Foods, Inc., Class A	1,751
3	McCormick & Co., Inc. (Non-Voting)	194
5	Mead Johnson Nutrition Co.	356
7	Tyson Foods, Inc., Class A	107

		5,204

	Household Products — 2.1%
3	Clorox Co. (The)	225
11	Colgate-Palmolive Co.	1,207
9	Kimberly-Clark Corp.	780
65	Procter & Gamble Co. (The)	4,378

		6,590

	Personal Products — 0.1%
10	Avon Products, Inc.	159
5	Estee Lauder Cos., Inc. (The), Class A	321

		480

	Tobacco — 2.0%
48	Altria Group, Inc.	1,643
3	Lorillard, Inc.	390
41	Philip Morris International, Inc.	3,622
8	Reynolds American, Inc.	364

		6,019

	Total Consumer Staples	33,684

	Energy — 11.0%
	Energy Equipment & Services — 1.9%
10	Baker Hughes, Inc.	475
6	Cameron International Corp. (a)	320
2	Diamond Offshore Drilling, Inc.	111
6	Ensco plc, (United Kingdom), Class A	316
6	FMC Technologies, Inc. (a)	266
22	Halliburton Co.	719
3	Helmerich & Payne, Inc.	117
7	Nabors Industries Ltd., (Bermuda) (a)	102
10	National Oilwell Varco, Inc.	799
6	Noble Corp., (Switzerland) (a)	229
3	Rowan Cos. plc, Class A (a)	104

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Energy Equipment & Services — Continued
32	Schlumberger Ltd.	2,295

		5,853

	Oil, Gas & Consumable Fuels — 9.1%
5	Alpha Natural Resources, Inc. (a)	31
12	Anadarko Petroleum Corp.	823
9	Apache Corp.	797
5	Cabot Oil & Gas Corp.	207
16	Chesapeake Energy Corp.	305
47	Chevron Corp.	5,263
30	ConocoPhillips	1,708
5	CONSOL Energy, Inc.	163
9	Denbury Resources, Inc. (a)	144
10	Devon Energy Corp.	556
6	EOG Resources, Inc.	694
4	EQT Corp.	192
111	Exxon Mobil Corp.	9,708
7	Hess Corp.	365
13	Kinder Morgan, Inc.	482
17	Marathon Oil Corp.	467
8	Marathon Petroleum Corp.	419
5	Murphy Oil Corp.	237
3	Newfield Exploration Co. (a)	105
4	Noble Energy, Inc.	372
19	Occidental Petroleum Corp.	1,640
6	Peabody Energy Corp.	140
15	Phillips 66	624
3	Pioneer Natural Resources Co.	285
4	QEP Resources, Inc.	122
4	Range Resources Corp.	251
8	Southwestern Energy Co. (a)	258
16	Spectra Energy Corp.	439
3	Sunoco, Inc.	119
3	Tesoro Corp.	133
13	Valero Energy Corp.	411
15	Williams Cos., Inc. (The)	480
5	WPX Energy, Inc. (a)	74

		28,014

	Total Energy	33,867

	Financials — 14.2%
	Capital Markets — 1.8%
5	Ameriprise Financial, Inc.	286
28	Bank of New York Mellon Corp. (The)	639
3	BlackRock, Inc.	538
26	Charles Schwab Corp. (The)	347

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
6	E*TRADE Financial Corp. (a)	52
2	Federated Investors, Inc., Class B	47
3	Franklin Resources, Inc.	397
12	Goldman Sachs Group, Inc. (The)	1,237
11	Invesco Ltd.	252
3	Legg Mason, Inc.	73
36	Morgan Stanley	543
6	Northern Trust Corp.	266
12	State Street Corp.	483
6	T. Rowe Price Group, Inc.	373

		5,533

	Commercial Banks — 2.9%
17	BB&T Corp.	524
5	Comerica, Inc.	144
22	Fifth Third Bancorp	331
6	First Horizon National Corp.	54
21	Huntington Bancshares, Inc.	136
23	KeyCorp	191
3	M&T Bank Corp.	261
13	PNC Financial Services Group, Inc.	782
34	Regions Financial Corp.	234
13	SunTrust Banks, Inc.	322
45	U.S. Bancorp	1,505
126	Wells Fargo & Co.	4,300
4	Zions Bancorp	84

		8,868

	Consumer Finance — 0.9%
24	American Express Co.	1,388
14	Capital One Financial Corp.	780
13	Discover Financial Services	489
12	SLM Corp.	183

		2,840

	Diversified Financial Services — 2.8%
256	Bank of America Corp.	2,047
70	Citigroup, Inc.	2,072
8	CME Group, Inc.	434
2	IntercontinentalExchange, Inc. (a)	236
91	JPMorgan Chase & Co. (q)	3,363
5	Leucadia National Corp.	101
5	Moody’s Corp.	186
3	NASDAQ OMX Group, Inc. (The)	67
6	NYSE Euronext	151

		8,657

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Insurance — 3.5%
8	ACE Ltd., (Switzerland)	594
11	Aflac, Inc.	514
12	Allstate Corp. (The)	436
18	American International Group, Inc. (a)	606
8	Aon plc, (United Kingdom)	403
2	Assurant, Inc.	72
42	Berkshire Hathaway, Inc., Class B (a)	3,527
6	Chubb Corp. (The)	474
4	Cincinnati Financial Corp.	149
12	Genworth Financial, Inc., Class A (a)	62
10	Hartford Financial Services Group, Inc.	188
7	Lincoln National Corp.	158
7	Loews Corp.	295
13	Marsh & McLennan Cos., Inc.	443
25	MetLife, Inc.	862
7	Principal Financial Group, Inc.	196
15	Progressive Corp. (The)	283
11	Prudential Financial, Inc.	608
2	Torchmark Corp.	120
9	Travelers Cos., Inc. (The)	599
7	Unum Group	133
7	XL Group plc, (Ireland)	171

		10,893

	Real Estate Investment Trusts (REITs) — 2.1%
9	American Tower Corp.	661
3	Apartment Investment & Management Co., Class A	83
2	AvalonBay Communities, Inc.	321
4	Boston Properties, Inc.	400
7	Equity Residential	432
10	HCP, Inc.	458
5	Health Care REIT, Inc.	314
17	Host Hotels & Resorts, Inc.	261
10	Kimco Realty Corp.	197
4	Plum Creek Timber Co., Inc.	157
11	Prologis, Inc.	374
3	Public Storage	493
7	Simon Property Group, Inc.	1,144
7	Ventas, Inc.	450
4	Vornado Realty Trust	358
13	Weyerhaeuser Co.	318

		6,421

	Real Estate Management & Development — 0.1%
8	CBRE Group, Inc., Class A (a)	135

SHARES	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — 0.1%
13	Hudson City Bancorp, Inc.	90
8	People’s United Financial, Inc.	101

		191

	Total Financials	43,538

	Health Care — 11.6%
	Biotechnology — 1.5%
5	Alexion Pharmaceuticals, Inc. (a)	490
18	Amgen, Inc.	1,552
6	Biogen Idec, Inc. (a)	835
10	Celgene Corp. (a)	755
18	Gilead Sciences, Inc. (a)	1,039

		4,671

	Health Care Equipment & Supplies — 1.7%
13	Baxter International, Inc.	768
5	Becton, Dickinson & Co.	366
34	Boston Scientific Corp. (a)	184
2	C.R. Bard, Inc.	196
5	CareFusion Corp. (a)	139
11	Covidien plc, (Ireland)	643
3	DENTSPLY International, Inc.	122
3	Edwards Lifesciences Corp. (a)	278
1	Intuitive Surgical, Inc. (a)	464
25	Medtronic, Inc.	1,006
7	St. Jude Medical, Inc.	282
8	Stryker Corp.	410
3	Varian Medical Systems, Inc. (a)	156
4	Zimmer Holdings, Inc.	259

		5,273

	Health Care Providers & Services — 1.9%
8	Aetna, Inc.	317
6	AmerisourceBergen Corp.	230
8	Cardinal Health, Inc.	326
7	Cigna Corp.	314
3	Coventry Health Care, Inc.	141
2	DaVita, Inc. (a)	217
19	Express Scripts Holding Co. (a)	1,200
4	Humana, Inc.	272
2	Laboratory Corp. of America Holdings (a)	202
6	McKesson Corp.	488
2	Patterson Cos., Inc.	71
4	Quest Diagnostics, Inc.	228
10	Tenet Healthcare Corp. (a)	51
25	UnitedHealth Group, Inc.	1,340

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Health Care Providers & Services — Continued
8	WellPoint, Inc.	471

		5,868

	Health Care Technology — 0.1%
3	Cerner Corp. (a)	255

	Life Sciences Tools & Services — 0.4%
8	Agilent Technologies, Inc.	307
4	Life Technologies Corp. (a)	203
3	PerkinElmer, Inc.	74
9	Thermo Fisher Scientific, Inc.	501
2	Waters Corp. (a)	169

		1,254

	Pharmaceuticals — 6.0%
37	Abbott Laboratories	2,452
7	Allergan, Inc.	630
40	Bristol-Myers Squibb Co.	1,326
24	Eli Lilly & Co.	1,091
6	Forest Laboratories, Inc. (a)	219
4	Hospira, Inc. (a)	132
65	Johnson & Johnson	4,404
72	Merck & Co., Inc.	3,114
10	Mylan, Inc. (a)	240
2	Perrigo Co.	244
178	Pfizer, Inc.	4,249
3	Watson Pharmaceuticals, Inc. (a)	247

		18,348

	Total Health Care	35,669

	Industrials — 10.0%
	Aerospace & Defense — 2.3%
18	Boeing Co. (The)	1,272
9	General Dynamics Corp.	562
19	Honeywell International, Inc.	1,083
2	L-3 Communications Holdings, Inc.	163
6	Lockheed Martin Corp.	577
6	Northrop Grumman Corp.	400
3	Precision Castparts Corp.	557
8	Raytheon Co.	448
3	Rockwell Collins, Inc.	168
7	Textron, Inc.	178
22	United Technologies Corp.	1,731

		7,139

	Air Freight & Logistics — 0.9%
4	C.H. Robinson Worldwide, Inc.	219
5	Expeditors International of Washington, Inc.	185

SHARES	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — Continued
8	FedEx Corp.	657
23	United Parcel Service, Inc., Class B	1,684

		2,745

	Airlines — 0.1%
18	Southwest Airlines Co.	163

	Building Products — 0.1%
8	Masco Corp.	120

	Commercial Services & Supplies — 0.4%
2	Avery Dennison Corp.	77
3	Cintas Corp.	106
4	Iron Mountain, Inc.	134
5	Pitney Bowes, Inc.	64
4	R.R. Donnelley & Sons Co.	47
7	Republic Services, Inc.	207
2	Stericycle, Inc. (a)	185
11	Waste Management, Inc.	380

		1,200

	Construction & Engineering — 0.2%
4	Fluor Corp.	207
3	Jacobs Engineering Group, Inc. (a)	121
5	Quanta Services, Inc. (a)	122

		450

	Electrical Equipment — 0.5%
4	Cooper Industries plc	277
17	Emerson Electric Co.	885
3	Rockwell Automation, Inc.	244
2	Roper Industries, Inc.	238

		1,644

	Industrial Conglomerates — 2.6%
17	3M Co.	1,528
14	Danaher Corp.	733
252	General Electric Co.	5,218
11	Tyco International Ltd., (Switzerland)	621

		8,100

	Machinery — 1.8%
16	Caterpillar, Inc.	1,324
5	Cummins, Inc.	444
9	Deere & Co.	711
4	Dover Corp.	252
8	Eaton Corp.	359
1	Flowserve Corp.	166
11	Illinois Tool Works, Inc.	673

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Machinery — Continued
7	Ingersoll-Rand plc, (Ireland)	332
3	Joy Global, Inc.	134
8	PACCAR, Inc.	339
3	Pall Corp.	153
4	Parker Hannifin Corp.	287
1	Snap-on, Inc.	96
4	Stanley Black & Decker, Inc.	267
4	Xylem, Inc.	107

		5,644

	Professional Services — 0.1%
1	Dun & Bradstreet Corp. (The)	92
3	Equifax, Inc.	131
3	Robert Half International, Inc.	90

		313

	Road & Rail — 0.8%
25	CSX Corp.	555
8	Norfolk Southern Corp.	562
1	Ryder System, Inc.	49
11	Union Pacific Corp.	1,375

		2,541

	Trading Companies & Distributors — 0.2%
7	Fastenal Co.	302
1	W.W. Grainger, Inc.	299

		601

	Total Industrials	30,660

	Information Technology — 19.9%
	Communications Equipment — 1.9%
127	Cisco Systems, Inc.	2,431
2	F5 Networks, Inc. (a)	184
3	Harris Corp.	127
6	JDS Uniphase Corp. (a)	61
13	Juniper Networks, Inc. (a)	220
7	Motorola Solutions, Inc.	331
41	QUALCOMM, Inc.	2,506

		5,860

	Computers & Peripherals — 6.0%
22	Apple, Inc.	14,793
35	Dell, Inc. (a)	374
50	EMC Corp. (a)	1,313
47	Hewlett-Packard Co.	794
2	Lexmark International, Inc., Class A	37
9	NetApp, Inc. (a)	298
6	SanDisk Corp. (a)	239

SHARES	SECURITY DESCRIPTION	VALUE($)

	Computers & Peripherals — Continued
8	Seagate Technology plc, (Ireland)	269
6	Western Digital Corp. (a)	233

		18,350

	Electronic Equipment, Instruments & Components — 0.4%
4	Amphenol Corp., Class A	234
36	Corning, Inc.	433
4	FLIR Systems, Inc.	73
4	Jabil Circuit, Inc.	98
3	Molex, Inc.	87
10	TE Connectivity Ltd., (Switzerland)	358

		1,283

	Internet Software & Services — 2.0%
4	Akamai Technologies, Inc. (a)	160
27	eBay, Inc. (a)	1,297
6	Google, Inc., Class A (a)	4,143
4	VeriSign, Inc. (a)	179
29	Yahoo!, Inc. (a)	425

		6,204

	IT Services — 3.7%
15	Accenture plc, (Ireland), Class A	944
12	Automatic Data Processing, Inc.	676
7	Cognizant Technology Solutions Corp., Class A (a)	465
4	Computer Sciences Corp.	119
6	Fidelity National Information Services, Inc.	179
3	Fiserv, Inc. (a)	231
27	International Business Machines Corp.	5,345
3	MasterCard, Inc., Class A	1,068
8	Paychex, Inc.	255
7	SAIC, Inc.	80
4	Teradata Corp. (a)	306
4	Total System Services, Inc.	89
12	Visa, Inc., Class A	1,519
15	Western Union Co. (The)	257

		11,533

	Office Electronics — 0.1%
32	Xerox Corp.	236

	Semiconductors & Semiconductor Equipment — 2.2%
14	Advanced Micro Devices, Inc. (a)	52
8	Altera Corp.	287
7	Analog Devices, Inc.	282
30	Applied Materials, Inc.	356
12	Broadcom Corp., Class A (a)	419

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
1	First Solar, Inc. (a)	28
120	Intel Corp.	2,971
4	KLA-Tencor Corp.	204
5	Lam Research Corp. (a)	164
5	Linear Technology Corp.	181
14	LSI Corp. (a)	105
5	Microchip Technology, Inc.	160
24	Micron Technology, Inc. (a)	146
15	NVIDIA Corp. (a)	207
4	Teradyne, Inc. (a) (c)	69
27	Texas Instruments, Inc.	790
6	Xilinx, Inc.	213

		6,634

	Software — 3.6%
12	Adobe Systems, Inc. (a)	369
5	Autodesk, Inc. (a)	170
4	BMC Software, Inc. (a)	158
8	CA, Inc.	219
4	Citrix Systems, Inc. (a)	344
8	Electronic Arts, Inc. (a)	101
7	Intuit, Inc.	409
178	Microsoft Corp.	5,480
92	Oracle Corp.	2,921
5	Red Hat, Inc. (a)	257
3	Salesforce.com, Inc. (a)	476
17	Symantec Corp. (a)	306

		11,210

	Total Information Technology	61,310

	Materials — 3.3%
	Chemicals — 2.3%
5	Air Products & Chemicals, Inc.	415
2	Airgas, Inc.	137
2	CF Industries Holdings, Inc.	323
28	Dow Chemical Co. (The)	833
22	E.I. du Pont de Nemours & Co.	1,109
4	Eastman Chemical Co.	200
7	Ecolab, Inc.	445
3	FMC Corp.	177
2	International Flavors & Fragrances, Inc.	117
13	Monsanto Co.	1,105
7	Mosaic Co. (The)	410
4	PPG Industries, Inc.	399
7	Praxair, Inc.	749
2	Sherwin-Williams Co. (The)	292

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
3	Sigma-Aldrich Corp.	204

		6,915

	Construction Materials — 0.0% (g)
3	Vulcan Materials Co.	120

	Containers & Packaging — 0.1%
4	Ball Corp.	157
2	Bemis Co., Inc.	74
4	Owens-Illinois, Inc. (a)	69
5	Sealed Air Corp.	66

		366

	Metals & Mining — 0.7%
25	Alcoa, Inc.	217
3	Allegheny Technologies, Inc.	76
3	Cliffs Natural Resources, Inc.	121
23	Freeport-McMoRan Copper & Gold, Inc.	815
12	Newmont Mining Corp.	597
8	Nucor Corp.	284
2	Titanium Metals Corp.	24
3	United States Steel Corp.	67

		2,201

	Paper & Forest Products — 0.2%
10	International Paper Co.	359
4	MeadWestvaco Corp.	118

		477

	Total Materials	10,079

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.9%
139	AT&T, Inc.	5,109
15	CenturyLink, Inc.	624
24	Frontier Communications Corp.	110
68	Verizon Communications, Inc.	2,901
14	Windstream Corp.	138

		8,882

	Wireless Telecommunication Services — 0.2%
6	Crown Castle International Corp. (a)	389
7	MetroPCS Communications, Inc. (a)	68
71	Sprint Nextel Corp. (a)	346

		803

	Total Telecommunication Services	9,685

	Utilities — 3.5%
	Electric Utilities — 2.0%
12	American Electric Power Co., Inc.	495

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Electric Utilities — Continued
17	Duke Energy Corp.	1,084
8	Edison International	339
4	Entergy Corp.	287
20	Exelon Corp.	739
10	FirstEnergy Corp.	435
10	NextEra Energy, Inc.	668
7	Northeast Utilities	281
5	Pepco Holdings, Inc.	105
3	Pinnacle West Capital Corp.	134
14	PPL Corp.	405
21	Southern Co. (The)	936
12	Xcel Energy, Inc.	323

		6,231

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	111
5	ONEOK, Inc.	220

		331

	Independent Power Producers & Energy Traders — 0.1%
15	AES Corp. (The) (a)	175
5	NRG Energy, Inc.	115

		290

	Multi-Utilities — 1.3%
6	Ameren Corp.	189
10	CenterPoint Energy, Inc.	207
6	CMS Energy Corp.	143
7	Consolidated Edison, Inc.	422
14	Dominion Resources, Inc.	713
4	DTE Energy Co.	236
2	Integrys Energy Group, Inc.	100
7	NiSource, Inc.	165
10	PG&E Corp.	436
12	Public Service Enterprise Group, Inc.	381
3	SCANA Corp.	131

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
6	Sempra Energy	378
5	TECO Energy, Inc.	89
5	Wisconsin Energy Corp.	208

		3,798

	Total Utilities	10,650

	Total Common Stocks (Cost $208,753)	302,410

Investment Company — 0.1%
2	SPDR S&P 500 ETF Trust (Cost $229)	283

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
290	U.S. Treasury Bills, 0.086%, 11/01/12 (k) (n) (Cost $290)	290

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
3,890	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120%, (b) (l) (m) (Cost $3,890)	3,890

Investments of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
30	JPMorgan Prime Money Market Fund, Capital Shares, 0.140% (b) (l) (Cost $30)	30

	Total Investments — 99.8% (Cost $213,192)	306,903
	Other Assets in Excess of Liabilities — 0.2%	666

	NET ASSETS — 100.0%	$307,569

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
59	E-mini S&P 500	09/21/12	$4,145	$250

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 3.5%
180	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.036%, 12/27/22 (e)	180
	AH Mortgage Advance Trust, (Cayman Islands),
250	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	251
750	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	752
267	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	270
100	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	100
	Ally Auto Receivables Trust,
14	Series 2010-1, Class A3, 1.450%, 05/15/14	15
111	Series 2010-4, Class A3, 0.910%, 11/17/14	111
124	Series 2012-1, Class A3, 0.930%, 02/16/16	125
377	Series 2012-2, Class A3, 0.740%, 04/15/16	379
216	Series 2012-4, Class A2, 0.480%, 05/15/15	216
	American Credit Acceptance Receivables Trust,
37	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	37
112	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	112
313	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	314
	AmeriCredit Automobile Receivables Trust,
106	Series 2010-3, Class A3, 1.140%, 04/08/15	106
13	Series 2010-4, Class A2, 0.960%, 05/08/14	13
75	Series 2010-4, Class A3, 1.270%, 04/08/15	75
71	Series 2011-3, Class A2, 0.840%, 11/10/14	71
219	Series 2011-5, Class A3, 1.550%, 07/08/16	223
198	Series 2012-1, Class A2, 0.910%, 10/08/15	198
94	Series 2012-1, Class A3, 1.230%, 09/08/16	95
	Bank of America Auto Trust,
66	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	66
8	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	8
100	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	101
20	Series 2010-2, Class A3, 1.310%, 07/15/14	20
125	Series 2010-2, Class A4, 1.940%, 06/15/17	127
64	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.605%, 04/25/36	54
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	102
16	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	16
115	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	115
182	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	185
	Chrysler Financial Auto Securitization Trust,
3	Series 2009-A, Class A3, 2.820%, 01/15/16	3

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

80	Series 2010-A, Class A3, 0.910%, 08/08/13	80
	CNH Equipment Trust,
1	Series 2010-A, Class A3, 1.540%, 07/15/14	1
174	Series 2010-C, Class A3, 1.170%, 05/15/15	175
101	Series 2012-A, Class A2, 0.650%, 07/15/15	101
99	Series 2012-A, Class A3, 0.940%, 05/15/17	100
	CPS Auto Trust,
77	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	81
76	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	76
408	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	409
45	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.350%, 01/25/36	23
204	Discover Card Master Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	206
152	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	153
100	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	100
	Ford Credit Auto Owner Trust,
163	Series 2009-B, Class A4, 4.500%, 07/15/14	166
176	Series 2012-A, Class A3, 0.840%, 08/15/16	177
216	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	220
90	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	82
100	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	101
	Honda Auto Receivables Owner Trust,
45	Series 2009-2, Class A4, 4.430%, 07/15/15	45
119	Series 2009-3, Class A4, 3.300%, 09/15/15	120
108	Series 2012-1, Class A3, 0.770%, 01/15/16	108
56	Series 2012-1, Class A4, 0.970%, 04/16/18	57
	HSBC Home Equity Loan Trust,
76	Series 2005-2, Class A1, VAR, 0.507%, 01/20/35	72
56	Series 2006-1, Class A1, VAR, 0.397%, 01/20/36	54
64	Series 2007-3, Class APT, VAR, 1.437%, 11/20/36	61
	Huntington Auto Trust,
153	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	153
150	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	151
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	102

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
116	Series 2012-1, Class A3, 0.810%, 09/15/16	116
	Hyundai Auto Receivables Trust,
84	Series 2010-B, Class A3, 0.970%, 04/15/15	84
104	Series 2012-A, Class A3, 0.720%, 03/15/16	105
232	Series 2012-B, Class A2, 0.540%, 01/15/15	232
119	Series 2012-B, Class A3, 0.620%, 09/15/16	119
91	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	91
71	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	72
40	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	40
325	MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	329
	Nissan Auto Receivables Owner Trust,
74	Series 2010-A, Class A3, 0.870%, 07/15/14	74
75	Series 2010-A, Class A4, 1.310%, 09/15/16	76
91	Series 2012-A, Class A3, 0.730%, 05/16/16	92
117	Series 2012-A, Class A4, 1.000%, 07/16/18	119
233	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.861%, 10/25/34	222
150	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.536%, 03/25/36	132
177	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	178
933	Resort Finance Timeshare Receivables Trust, Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (f) (i)	933
	Santander Drive Auto Receivables Trust,
71	Series 2010-3, Class A3, 1.200%, 06/16/14	71
100	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	103
26	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	26
142	Series 2012-1, Class A2, 1.250%, 04/15/15	143
71	Series 2012-2, Class A2, 0.910%, 05/15/15	71
53	Series 2012-2, Class A3, 1.220%, 12/15/15	54
63	Series 2012-5, Class A2, 0.570%, 12/15/15	63
60	Series 2012-5, Class A3, 0.830%, 12/15/16	60
68	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	68
122	Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	122
321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.639%, 10/15/15 (e)	326
213	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	214

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		VOLT LLC,
428		Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (f) (i)	428
231		Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (f) (i)	231
292		Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	293
		World Omni Auto Receivables Trust,
135		Series 2010-A, Class A4, 2.210%, 05/15/15	137
176		Series 2012-A, Class A2, 0.520%, 06/15/15	176
102		Series 2012-A, Class A3, 0.640%, 02/15/17	102

		Total Asset-Backed Securities (Cost $13,251)	13,316

Collateralized Mortgage Obligations — 25.3%
		Agency CMO — 20.1%
71		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	79
		Federal Home Loan Mortgage Corp. REMICS,
5		Series 11, Class D, 9.500%, 07/15/19	6
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
3		Series 46, Class B, 7.800%, 09/15/20	3
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
3		Series 99, Class Z, 9.500%, 01/15/21	3
16		Series 114, Class H, 6.950%, 01/15/21	18
1		Series 1079, Class S, HB, IF , 33.150%, 05/15/21	2
1		Series 1084, Class F, VAR, 1.200%, 05/15/21	1
1		Series 1084, Class S, HB, IF , 44.100%, 05/15/21	1
10		Series 1144, Class KB, 8.500%, 09/15/21	11
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	2
11		Series 1206, Class IA, 7.000%, 03/15/22	12
8		Series 1250, Class J, 7.000%, 05/15/22	9
23		Series 1343, Class LA, 8.000%, 08/15/22	27
103		Series 1466, Class PZ, 7.500%, 02/15/23	118
1		Series 1470, Class F, VAR, 2.116%, 02/15/23	1
37		Series 1491, Class I, 7.500%, 04/15/23	43
37		Series 1518, Class G, IF, 8.799%, 05/15/23	45
33		Series 1541, Class O, VAR, 0.840%, 07/15/23	34
3		Series 1602, Class SA, HB, IF , 21.937%, 10/15/23	5
123		Series 1608, Class L, 6.500%, 09/15/23	139

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
70	Series 1609, Class LG, IF, 16.792%, 11/15/23	82
4	Series 1671, Class L, 7.000%, 02/15/24	5
19	Series 1700, Class GA, PO, 02/15/24	19
202	Series 1706, Class K, 7.000%, 03/15/24	233
662	Series 1720, Class PL, 7.500%, 04/15/24	773
19	Series 1745, Class D, 7.500%, 08/15/24	22
41	Series 1798, Class F, 5.000%, 05/15/23	45
2	Series 1807, Class G, 9.000%, 10/15/20	2
189	Series 1927, Class PH, 7.500%, 01/15/27	223
86	Series 1981, Class Z, 6.000%, 05/15/27	94
27	Series 1987, Class PE, 7.500%, 09/15/27	32
2	Series 2025, Class PE, 6.300%, 01/15/13	2
13	Series 2033, Class SN, HB, IF, 26.419%, 03/15/24	11
34	Series 2038, Class PN, IO, 7.000%, 03/15/28	8
166	Series 2040, Class PE, 7.500%, 03/15/28	195
42	Series 2056, Class TD, 6.500%, 05/15/18	46
206	Series 2063, Class PG, 6.500%, 06/15/28	237
31	Series 2064, Class TE, 7.000%, 06/15/28	36
142	Series 2075, Class PH, 6.500%, 08/15/28	163
138	Series 2075, Class PM, 6.250%, 08/15/28	143
41	Series 2089, Class PJ, IO, 7.000%, 10/15/28	10
6	Series 2102, Class TC, 6.000%, 12/15/13	7
37	Series 2115, Class PE, 6.000%, 01/15/14	38
93	Series 2125, Class JZ, 6.000%, 02/15/29	97
17	Series 2163, Class PC, IO, 7.500%, 06/15/29	4
402	Series 2169, Class TB, 7.000%, 06/15/29	472
112	Series 2172, Class QC, 7.000%, 07/15/29	131
1	Series 2196, Class TL, 7.500%, 11/15/29	1
58	Series 2201, Class C, 8.000%, 11/15/29	70
134	Series 2210, Class Z, 8.000%, 01/15/30	161
51	Series 2224, Class CB, 8.000%, 03/15/30	62
71	Series 2256, Class MC, 7.250%, 09/15/30	84
104	Series 2259, Class ZM, 7.000%, 10/15/30	122
84	Series 2271, Class PC, 7.250%, 12/15/30	99
107	Series 2283, Class K, 6.500%, 12/15/23	119
40	Series 2296, Class PD, 7.000%, 03/15/31	47
22	Series 2306, Class K, PO, 05/15/24	19
53	Series 2306, Class SE, IF, IO, 9.080%, 05/15/24	10
69	Series 2333, Class HC, 6.000%, 07/15/31	69
34	Series 2344, Class QG, 6.000%, 08/15/16	36
878	Series 2344, Class ZD, 6.500%, 08/15/31	966
122	Series 2344, Class ZJ, 6.500%, 08/15/31	135
78	Series 2345, Class NE, 6.500%, 08/15/31	81
63	Series 2345, Class PQ, 6.500%, 08/15/16	65

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
68	Series 2347, Class VP, 6.500%, 03/15/20	68
115	Series 2351, Class PZ, 6.500%, 08/15/31	130
43	Series 2355, Class BP, 6.000%, 09/15/16	46
48	Series 2360, Class PG, 6.000%, 09/15/16	52
41	Series 2366, Class MD, 6.000%, 10/15/16	44
70	Series 2391, Class QR, 5.500%, 12/15/16	74
71	Series 2410, Class NG, 6.500%, 02/15/32	79
107	Series 2410, Class OE, 6.375%, 02/15/32	117
43	Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	9
191	Series 2412, Class SP, IF, 15.621%, 02/15/32	262
47	Series 2423, Class MC, 7.000%, 03/15/32	55
99	Series 2423, Class MT, 7.000%, 03/15/32	111
243	Series 2435, Class CJ, 6.500%, 04/15/32	281
131	Series 2441, Class GF, 6.500%, 04/15/32	151
111	Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	25
133	Series 2450, Class GZ, 7.000%, 05/15/32	157
44	Series 2450, Class SW, IF, IO, 7.760%, 03/15/32	10
212	Series 2455, Class GK, 6.500%, 05/15/32	245
314	Series 2466, Class DH, 6.500%, 06/15/32	350
160	Series 2466, Class PG, 6.500%, 04/15/32	166
146	Series 2474, Class NR, 6.500%, 07/15/32	164
270	Series 2484, Class LZ, 6.500%, 07/15/32	312
401	Series 2500, Class MC, 6.000%, 09/15/32	438
571	Series 2512, Class PG, 5.500%, 10/15/22	633
96	Series 2535, Class BK, 5.500%, 12/15/22	107
186	Series 2537, Class TE, 5.500%, 12/15/17	200
640	Series 2543, Class YX, 6.000%, 12/15/32	720
877	Series 2568, Class KG, 5.500%, 02/15/23	965
810	Series 2575, Class ME, 6.000%, 02/15/33	926
80	Series 2586, Class WI, IO, 6.500%, 03/15/33	16
42	Series 2587, Class CO, PO, 03/15/32	42
61	Series 2597, Class AD, 6.500%, 03/15/32	61
10	Series 2597, Class DS, IF, IO, 7.310%, 02/15/33	—	(h)
16	Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	—	(h)
17	Series 2610, Class DS, IF, IO, 6.860%, 03/15/33	—	(h)
261	Series 2617, Class GR, 4.500%, 05/15/18	277
214	Series 2622, Class PE, 4.500%, 05/15/18	227
121	Series 2631, Class LC, 4.500%, 06/15/18	129
123	Series 2640, Class VE, 3.250%, 07/15/22	124
187	Series 2651, Class VZ, 4.500%, 07/15/18	199

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
189	Series 2672, Class ME, 5.000%, 11/15/22	199
372	Series 2675, Class CK, 4.000%, 09/15/18	393
48	Series 2682, Class YS, IF, 8.631%, 10/15/33	48
706	Series 2684, Class PO, PO, 01/15/33	684
61	Series 2695, Class DE, 4.000%, 01/15/17	61
16	Series 2705, Class SC, IF, 8.641%, 11/15/33	16
16	Series 2705, Class SD, IF, 8.692%, 11/15/33	16
223	Series 2744, Class TU, 5.500%, 05/15/32	237
21	Series 2755, Class PA, PO, 02/15/29	21
26	Series 2755, Class SA, IF, 13.721%, 05/15/30	28
418	Series 2777, Class KO, PO, 02/15/33	411
197	Series 2802, Class MB, 5.500%, 11/15/31	200
47	Series 2815, Class YS, IF, 9.554%, 01/15/34	51
754	Series 2907, Class VC, 4.500%, 05/15/34	816
207	Series 2934, Class EC, PO, 02/15/20	198
213	Series 2990, Class SL, HB, IF , 23.615%, 06/15/34	323
500	Series 2999, Class ND, 4.500%, 07/15/20	544
200	Series 3068, Class AO, PO, 01/15/35	196
279	Series 3117, Class EO, PO, 02/15/36	261
32	Series 3117, Class OK, PO, 02/15/36	30
440	Series 3122, Class OH, PO, 03/15/36	426
387	Series 3137, Class XP, 6.000%, 04/15/36	438
17	Series 3149, Class SO, PO, 05/15/36	16
504	Series 3152, Class MO, PO, 03/15/36	447
222	Series 3171, Class MO, PO, 06/15/36	212
181	Series 3179, Class OA, PO, 07/15/36	174
836	Series 3202, Class HI, IF, IO, 6.410%, 08/15/36	133
193	Series 3232, Class ST, IF, IO, 6.460%, 10/15/36	30
225	Series 3253, Class PO, PO, 12/15/21	218
150	Series 3316, Class JO, PO, 05/15/37	143
450	Series 3481, Class SJ, IF, IO, 5.610%, 08/15/38	60
288	Series 3607, Class AO, PO, 04/15/36	278
187	Series 3607, Class EO, PO, 02/15/33	181
168	Series 3611, Class PO, PO, 07/15/34	157
867	Series 3666, Class VA, 5.500%, 12/15/22	940
847	Series 3680, Class MA, 4.500%, 07/15/39	928
734	Series 3804, Class FN, VAR, 0.689%, 03/15/39	736
1,088	Series 3819, Class ZQ, 6.000%, 04/15/36	1,275
481	Series 3997, Class PF, VAR, 0.689%, 11/15/39	482
	Federal Home Loan Mortgage Corp. STRIPS,
92	Series 243, Class 16, IO, 4.500%, 11/15/20	8
998	Series 262, Class 35, 3.500%, 07/15/42	1,065
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
52	Series T-41, Class 3A, VAR, 6.917%, 07/25/32	60

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
43		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	52
427		Series T-54, Class 2A, 6.500%, 02/25/43	506
148		Series T-54, Class 3A, 7.000%, 02/25/43	177
1,127		Series T-56, Class A5, 5.231%, 05/25/43	1,270
39		Series T-58, Class APO, PO, 09/25/43	37
303		Series T-76, Class 2A, VAR, 3.997%, 10/25/37	310
500		Federal National Mortgage Association - ACES, Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	571
145		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	172
		Federal National Mortgage Association REMICS,
2		Series 1988-7, Class Z, 9.250%, 04/25/18	2
10		Series 1989-70, Class G, 8.000%, 10/25/19	11
4		Series 1989-78, Class H, 9.400%, 11/25/19	5
3		Series 1989-83, Class H, 8.500%, 11/25/19	4
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
1		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
12		Series 1990-102, Class J, 6.500%, 08/25/20	13
4		Series 1990-120, Class H, 9.000%, 10/25/20	5
1		Series 1990-134, Class SC, HB, IF , 21.225%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
5		Series 1991-42, Class S, IF, 17.238%, 05/25/21	6
69		Series 1992-107, Class SB, HB, IF, 29.329%, 06/25/22	125
5		Series 1992-143, Class MA, 5.500%, 09/25/22	6
37		Series 1993-25, Class J, 7.500%, 03/25/23	43
223		Series 1993-37, Class PX, 7.000%, 03/25/23	255
79		Series 1993-54, Class Z, 7.000%, 04/25/23	90
16		Series 1993-62, Class SA, IF, 17.929%, 04/25/23	25
21		Series 1993-122, Class M, 6.500%, 07/25/23	23

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8	Series 1993-165, Class SD, IF, 12.489%, 09/25/23	11
35	Series 1993-178, Class PK, 6.500%, 09/25/23	39
630	Series 1993-183, Class KA, 6.500%, 10/25/23	710
258	Series 1993-189, Class PL, 6.500%, 10/25/23	297
12	Series 1993-225, Class SG, HB, IF , 26.464%, 12/25/13	13
55	Series 1993-247, Class SA, HB, IF , 26.068%, 12/25/23	97
88	Series 1993-250, Class Z, 7.000%, 12/25/23	92
36	Series 1993-257, Class C, PO, 06/25/23	36
4	Series 1994-9, Class E, PO, 11/25/23	3
146	Series 1996-14, Class SE, IF, IO, 9.280%, 08/25/23	30
7	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	7
18	Series 1996-59, Class J, 6.500%, 08/25/22	20
6	Series 1996-59, Class K, 6.500%, 07/25/23	6
75	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
75	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
39	Series 1997-27, Class J, 7.500%, 04/18/27	44
38	Series 1997-29, Class J, 7.500%, 04/20/27	43
79	Series 1997-39, Class PD, 7.500%, 05/20/27	93
30	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	7
3	Series 1998-4, Class C, PO, 04/25/23	3
41	Series 1998-36, Class ZB, 6.000%, 07/18/28	46
339	Series 1998-43, Class EA, PO, 04/25/23	306
187	Series 2000-2, Class ZE, 7.500%, 02/25/30	220
65	Series 2001-4, Class PC, 7.000%, 03/25/21	71
18	Series 2001-5, Class OW, 6.000%, 03/25/16	18
163	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	36
166	Series 2001-36, Class DE, 7.000%, 08/25/31	196
41	Series 2001-44, Class PD, 7.000%, 09/25/31	49
267	Series 2001-48, Class Z, 6.500%, 09/25/21	300
40	Series 2001-49, Class Z, 6.500%, 09/25/31	46
89	Series 2001-71, Class MB, 6.000%, 12/25/16	95
115	Series 2001-71, Class QE, 6.000%, 12/25/16	122
649	Series 2001-74, Class MB, 6.000%, 12/25/16	694
30	Series 2001-81, Class LO, PO, 01/25/32	27
86	Series 2002-1, Class HC, 6.500%, 02/25/22	96
36	Series 2002-1, Class SA, HB, IF , 24.422%, 02/25/32	64
54	Series 2002-2, Class UC, 6.000%, 02/25/17	57

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
109		Series 2002-3, Class OG, 6.000%, 02/25/17	116
111		Series 2002-21, Class PE, 6.500%, 04/25/32	124
200		Series 2002-24, Class AJ, 6.000%, 04/25/17	216
108		Series 2002-28, Class PK, 6.500%, 05/25/32	125
137		Series 2002-37, Class Z, 6.500%, 06/25/32	151
442		Series 2002-84, Class VB, 5.500%, 04/25/15	448
5		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
280		Series 2002-94, Class BK, 5.500%, 01/25/18	299
202		Series 2003-22, Class UD, 4.000%, 04/25/33	225
162		Series 2003-34, Class GB, 6.000%, 03/25/33	190
304		Series 2003-34, Class GE, 6.000%, 05/25/33	376
27		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	5
405		Series 2003-47, Class PE, 5.750%, 06/25/33	463
64		Series 2003-52, Class SX, HB, IF , 22.243%, 10/25/31	113
65		Series 2003-64, Class SX, IF, 13.136%, 07/25/33	82
257		Series 2003-71, Class DS, IF, 7.139%, 08/25/33	267
98		Series 2003-73, Class GA, 3.500%, 05/25/31	99
237		Series 2003-80, Class SY, IF, IO, 7.414%, 06/25/23	28
254		Series 2003-83, Class PG, 5.000%, 06/25/23	273
45		Series 2003-91, Class SD, IF, 12.107%, 09/25/33	55
341		Series 2003-116, Class SB, IF, IO, 7.364%, 11/25/33	75
26		Series 2003-128, Class KE, 4.500%, 01/25/14	27
488		Series 2003-128, Class NG, 4.000%, 01/25/19	517
75		Series 2003-130, Class SX, IF, 11.167%, 01/25/34	87
—	(h)	Series 2004-14, Class SD, IF, 8.706%, 03/25/34	—	(h)
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	1,065
11		Series 2004-21, Class CO, PO, 04/25/34	11
405		Series 2004-25, Class PC, 5.500%, 01/25/34	446
240		Series 2004-25, Class SA, IF, 18.877%, 04/25/34	356
263		Series 2004-36, Class PC, 5.500%, 02/25/34	290
197		Series 2004-36, Class SA, IF, 18.877%, 05/25/34	293
149		Series 2004-46, Class SK, IF, 15.852%, 05/25/34	206
783		Series 2004-50, Class VZ, 5.500%, 07/25/34	929
1		Series 2004-61, Class CO, PO, 10/25/31	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
115	Series 2004-61, Class SH, HB, IF , 23.046%, 11/25/32	192
126	Series 2004-74, Class SW, IF, 15.026%, 11/25/31	177
219	Series 2004-76, Class CL, 4.000%, 10/25/19	231
1,470	Series 2004-86, Class AE, 4.500%, 02/25/32	1,493
18	Series 2005-40, Class YA, 5.000%, 09/25/20	18
189	Series 2005-45, Class DC, HB, IF , 23.447%, 06/25/35	299
86	Series 2005-52, Class PA, 6.500%, 06/25/35	93
170	Series 2005-56, Class S, IF, IO, 6.474%, 07/25/35	29
314	Series 2005-56, Class TP, IF, 17.444%, 08/25/33	449
988	Series 2005-68, Class PG, 5.500%, 08/25/35	1,123
380	Series 2005-73, Class PS, IF, 16.111%, 08/25/35	539
177	Series 2005-74, Class CS, IF, 19.372%, 05/25/35	258
348	Series 2005-106, Class US, HB, IF , 23.703%, 11/25/35	565
1,000	Series 2005-121, Class DX, 5.500%, 01/25/26	1,138
431	Series 2006-27, Class OH, PO, 04/25/36	395
10	Series 2006-43, Class VB, 6.500%, 10/25/17	10
161	Series 2006-44, Class P, PO, 12/25/33	155
804	Series 2006-56, Class FC, VAR, 0.525%, 07/25/36	806
329	Series 2006-59, Class QO, PO, 01/25/33	316
156	Series 2006-65, Class QO, PO, 07/25/36	150
220	Series 2006-72, Class GO, PO, 08/25/36	206
405	Series 2006-77, Class PC, 6.500%, 08/25/36	466
178	Series 2006-79, Class DO, PO, 08/25/36	163
365	Series 2006-110, Class PO, PO, 11/25/36	352
879	Series 2006-124, Class HB, VAR, 5.969%, 11/25/36	962
309	Series 2007-14, Class ES, IF, IO, 6.204%, 03/25/37	43
192	Series 2007-79, Class SB, HB, IF , 23.153%, 08/25/37	294
500	Series 2007-81, Class GE, 6.000%, 08/25/37	611
375	Series 2007-88, Class VI, IF, IO, 6.305%, 09/25/37	62
966	Series 2007-91, Class ES, IF, IO, 6.225%, 10/25/37	151
237	Series 2007-106, Class A7, VAR, 5.952%, 10/25/37	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
207	Series 2007-116, Class HI, IO, VAR, 4.180%, 01/25/38	15
159	Series 2008-10, Class XI, IF, IO, 5.995%, 03/25/38	24
180	Series 2008-16, Class IS, IF, IO, 5.965%, 03/25/38	25
209	Series 2008-28, Class QS, IF, 19.994%, 04/25/38	303
205	Series 2008-46, Class HI, IO, VAR, 6.106%, 06/25/38	13
32	Series 2008-66, Class GD, 6.000%, 06/25/30	32
237	Series 2009-69, Class PO, PO, 09/25/39	223
758	Series 2009-71, Class BC, 4.500%, 09/25/24	890
359	Series 2009-103, Class MB, VAR, 3.641%, 12/25/39	384
722	Series 2010-71, Class HJ, 5.500%, 07/25/40	798
1,215	Series 2010-133, Class A, 5.500%, 05/25/38	1,297
844	Series 2011-118, Class MT, 7.000%, 11/25/41	1,046
836	Series 2011-118, Class NT, 7.000%, 11/25/41	981
956	Series 2011-149, Class EF, VAR, 0.735%, 07/25/41	958
477	Series 2012-47, Class HF, VAR, 0.635%, 05/25/27	478
4	Series G-14, Class L, 8.500%, 06/25/21	4
17	Series G-18, Class Z, 8.750%, 06/25/21	20
4	Series G-22, Class G, 6.000%, 12/25/16	4
13	Series G-35, Class M, 8.750%, 10/25/21	15
54	Series G92-35, Class E, 7.500%, 07/25/22	61
3	Series G92-42, Class Z, 7.000%, 07/25/22	4
54	Series G92-44, Class ZQ, 8.000%, 07/25/22	61
56	Series G92-54, Class ZQ, 7.500%, 09/25/22	63
12	Series G93-5, Class Z, 6.500%, 02/25/23	14
17	Series G95-1, Class C, 8.800%, 01/25/25	20
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
4	Series 218, Class 2, IO, 7.500%, 04/01/23	1
160	Series 300, Class 1, PO, 09/01/24	142
34	Series 329, Class 1, PO, 01/01/33	32
	Federal National Mortgage Association Whole Loan,
200	Series 2003-W1, Class 1A1, VAR, 6.224%, 12/25/42	231
56	Series 2003-W4, Class 2A, VAR, 6.497%, 10/25/42	63
133	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	154
409	Series 2005-W3, Class 2AF, VAR, 0.455%, 03/25/45	407

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
100	Series 2007-W7, Class 1A4, HB, IF , 37.767%, 07/25/37	204
	Government National Mortgage Association,
156	Series 1994-4, Class KQ, 7.988%, 07/16/24	188
287	Series 1994-7, Class PQ, 6.500%, 10/16/24	337
74	Series 1995-3, Class DQ, 8.050%, 06/16/25	86
17	Series 1995-7, Class CQ, 7.500%, 09/16/25	20
137	Series 1996-16, Class E, 7.500%, 08/16/26	158
28	Series 1998-26, Class K, 7.500%, 09/17/25	32
399	Series 1999-10, Class ZC, 6.500%, 04/20/29	467
43	Series 1999-30, Class S, IF, IO, 8.362%, 08/16/29	7
44	Series 1999-41, Class Z, 8.000%, 11/16/29	52
37	Series 1999-44, Class PC, 7.500%, 12/20/29	43
16	Series 2000-9, Class Z, 8.000%, 06/20/30	20
350	Series 2000-9, Class ZJ, 8.500%, 02/16/30	425
130	Series 2000-14, Class PD, 7.000%, 02/16/30	154
35	Series 2000-16, Class ZN, 7.500%, 02/16/30	36
107	Series 2001-7, Class PK, 6.500%, 03/20/31	114
7	Series 2001-32, Class WA, IF, 19.532%, 07/20/31	12
238	Series 2001-64, Class MQ, 6.500%, 12/20/31	253
40	Series 2002-7, Class PG, 6.500%, 01/20/32	48
60	Series 2002-31, Class S, IF, IO, 8.462%, 01/16/31	14
156	Series 2002-40, Class UK, 6.500%, 06/20/32	185
148	Series 2002-47, Class PG, 6.500%, 07/16/32	174
192	Series 2002-47, Class PY, 6.000%, 07/20/32	221
183	Series 2002-47, Class ZA, 6.500%, 07/20/32	217
15	Series 2002-51, Class SG, HB, IF , 31.473%, 04/20/31	33
88	Series 2002-54, Class GB, 6.500%, 08/20/32	101
39	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	1
61	Series 2003-4, Class NY, 5.500%, 12/20/13	63
31	Series 2003-24, Class PO, PO, 03/16/33	28
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	381
155	Series 2003-52, Class AP, PO, 06/16/33	142
35	Series 2004-28, Class S, IF, 19.007%, 04/16/34	57
46	Series 2004-68, Class PO, PO, 05/20/31	45
120	Series 2004-71, Class SB, HB, IF , 28.300%, 09/20/34	188
65	Series 2004-73, Class AE, IF, 14.364%, 08/17/34	85
599	Series 2004-90, Class SI, IF, IO, 5.863%, 10/20/34	94

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
178	Series 2005-68, Class DP, IF, 15.860%, 06/17/35	252
1,258	Series 2005-68, Class KI, IF, IO, 6.063%, 09/20/35	186
142	Series 2006-59, Class SD, IF, IO, 6.463%, 10/20/36	25
475	Series 2007-17, Class JI, IF, IO, 6.572%, 04/16/37	83
583	Series 2007-27, Class SA, IF, IO, 5.963%, 05/20/37	94
933	Series 2007-40, Class SB, IF, IO, 6.513%, 07/20/37	148
585	Series 2007-45, Class QA, IF, IO, 6.403%, 07/20/37	97
153	Series 2007-49, Class NO, PO, 12/20/35	152
679	Series 2007-50, Class AI, IF, IO, 6.538%, 08/20/37	113
140	Series 2007-53, Class ES, IF, IO, 6.313%, 09/20/37	25
170	Series 2007-53, Class SW, IF, 19.494%, 09/20/37	249
341	Series 2007-57, Class QA, IF, IO, 6.263%, 10/20/37	52
230	Series 2007-71, Class SB, IF, IO, 6.463%, 07/20/36	27
334	Series 2007-72, Class US, IF, IO, 6.313%, 11/20/37	56
332	Series 2007-76, Class SA, IF, IO, 6.293%, 11/20/37	55
91	Series 2008-25, Class SB, IF, IO, 6.663%, 03/20/38	17
186	Series 2008-33, Class XS, IF, IO, 7.462%, 04/16/38	30
408	Series 2008-40, Class SA, IF, IO, 6.162%, 05/16/38	84
500	Series 2008-50, Class KB, 6.000%, 06/20/38	583
478	Series 2008-55, Class SA, IF, IO, 5.963%, 06/20/38	71
411	Series 2008-93, Class AS, IF, IO, 5.463%, 12/20/38	58
185	Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	31
193	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	37
723	Series 2009-22, Class SA, IF, IO, 6.033%, 04/20/39	105
713	Series 2009-31, Class ST, IF, IO, 6.113%, 03/20/39	94

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
713	Series 2009-31, Class TS, IF, IO, 6.063%, 03/20/39	93
468	Series 2009-79, Class OK, PO, 11/16/37	435
959	Series 2009-106, Class ST, IF, IO, 5.763%, 02/20/38	146
284	Series 2010-14, Class AO, PO, 12/20/32	277
328	Series 2010-130, Class CP, 7.000%, 10/16/40	387
893	Series 2011-137, Class WA, VAR, 5.538%, 07/20/40	1,013
	NCUA Guaranteed Notes,
754	Series 2010-C1, Class APT, 2.650%, 10/29/20	795
181	Series 2010-R3, Class 3A, 2.400%, 12/08/20	185
	Vendee Mortgage Trust,
764	Series 1993-1, Class ZB, 7.250%, 02/15/23	887
313	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	356
456	Series 1996-1, Class 1Z, 6.750%, 02/15/26	533
156	Series 1996-2, Class 1Z, 6.750%, 06/15/26	185
617	Series 1997-1, Class 2Z, 7.500%, 02/15/27	732
153	Series 1998-1, Class 2E, 7.000%, 03/15/28	184

		77,023

	Non-Agency CMO — 5.2%
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	351
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	203
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	409
	ASG Resecuritization Trust,
191	Series 2009-1, Class A60, VAR, 2.490%, 06/26/37 (e)	190
209	Series 2009-2, Class A55, VAR, 5.199%, 05/24/36 (e)	207
469	Series 2009-3, Class A65, VAR, 2.608%, 03/26/37 (e)	461
	Banc of America Alternative Loan Trust,
162	Series 2003-7, Class 2A4, 5.000%, 09/25/18	166
122	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	125
52	Series 2003-11, Class PO, PO, 01/25/34	38
57	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	45
	Banc of America Mortgage Securities, Inc.,
33	Series 2003-8, Class APO, PO, 11/25/33	30
67	Series 2004-1, Class APO, PO, 02/25/34	64
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	205

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
50	Series 2004-6, Class APO, PO, 07/25/34	47
	BCAP LLC Trust,
432	Series 2010-RR7, Class 2A1, VAR, 2.445%, 07/26/45 (e)	405
448	Series 2011-RR10, Class 2A1, VAR, 4.326%, 09/26/37 (e)	396
136	Series 2011-RR5, Class 14A3, VAR, 2.933%, 07/26/36 (e) (f) (i)	131
436	Series 2012-RR2, Class 1A1, VAR, 0.406%, 08/26/36 (e) (f) (i)	413
168	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	171
	Citigroup Mortgage Loan Trust, Inc.,
34	Series 2003-UP3, Class A3, 7.000%, 09/25/33	35
98	Series 2003-UST1, Class A1, 5.500%, 12/25/18	102
12	Series 2003-UST1, Class PO1, PO, 12/25/18	12
9	Series 2003-UST1, Class PO3, PO, 12/25/18	9
223	Series 2008-AR4, Class 1A1A, VAR, 3.040%, 11/25/38 (e)	223
1,036	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,073
559	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	581
	Countrywide Alternative Loan Trust,
256	Series 2002-8, Class A4, 6.500%, 07/25/32	268
1,636	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,616
188	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	192
466	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	404
	Countrywide Home Loan Mortgage Pass-Through Trust,
240	Series 2003-26, Class 1A6, 3.500%, 08/25/33	240
46	Series 2003-J13, Class PO, PO, 01/25/34	44
65	Series 2003-J7, Class 4A3, IF, 9.469%, 08/25/18	71
140	Series 2004-5, Class 1A4, 5.500%, 06/25/34	146
45	Series 2004-HYB3, Class 2A, VAR, 2.813%, 06/20/34	40
443	Series 2005-22, Class 2A1, VAR, 2.723%, 11/25/35	333
226	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	167
	Credit Suisse Mortgage Capital Certificates,
35	Series 2010-15R, Class 7A1, VAR, 1.675%, 10/26/37 (e)	35

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
985	Series 2011-7R, Class A1, VAR, 1.484%, 08/28/47 (e)	968
375	Series 2011-9R, Class A1, VAR, 2.234%, 03/27/46 (e)	373
222	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	226
116	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	119
309	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.301%, 06/25/20	316
38	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	32
	First Horizon Asset Securities, Inc.,
25	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	25
202	Series 2004-AR7, Class 2A2, VAR, 2.616%, 02/25/35	201
214	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	216
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	471
58	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	44
351	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	2
	JP Morgan Mortgage Trust,
119	Series 2006-A2, Class 4A1, VAR, 3.014%, 08/25/34	119
401	Series 2006-A2, Class 5A3, VAR, 2.710%, 11/25/33	408
	MASTR Adjustable Rate Mortgages Trust,
51	Series 2004-3, Class 4A2, VAR, 2.605%, 04/25/34	51
357	Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	360
53	Series 2004-13, Class 3A6, VAR, 2.623%, 11/21/34	54
	MASTR Alternative Loans Trust,
244	Series 2003-9, Class 8A1, 6.000%, 01/25/34	259
645	Series 2004-4, Class 10A1, 5.000%, 05/25/24	670
40	Series 2004-7, Class 30PO, PO, 08/25/34	30
58	Series 2004-10, Class 1A1, 4.500%, 09/25/19	59
263	Series 2005-6, Class 3A1, 5.500%, 11/25/20	258
	MASTR Asset Securitization Trust,
157	Series 2003-2, Class 1A1, 5.000%, 03/25/18	161
23	Series 2004-8, Class PO, PO, 08/25/19	23

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
166		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	129
64		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.556%, 02/25/35	56
		Nomura Asset Acceptance Corp.,
77		Series 2003-A1, Class A1, 5.500%, 05/25/33	81
26		Series 2003-A1, Class A2, 6.000%, 05/25/33	27
13		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
85		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	84
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
56		Series 2002-QS16, Class A3, IF, 16.130%, 10/25/17	63
299		Series 2002-QS8, Class A5, 6.250%, 06/25/17	308
81		Series 2003-QS3, Class A2, IF, 15.982%, 02/25/18	90
336		Series 2003-QS9, Class A3, IF, IO, 7.315%, 05/25/18	47
308		Series 2004-QS3, Class CB, 5.000%, 03/25/19	321
10		Series 2004-QS8, Class A2, 5.000%, 06/25/34	11
31		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	32
		Salomon Brothers Mortgage Securities VII, Inc.,
130		Series 2003-HYB1, Class A, VAR, 2.755%, 09/25/33	128
13		Series 2003-UP2, Class PO1, PO, 12/25/18	12
		Springleaf Mortgage Loan Trust,
255		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	262
477		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	477
		Structured Asset Securities Corp.,
173		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	175
153		Series 2005-6, Class 4A1, 5.000%, 05/25/35	151
		Vericrest Opportunity Loan Transferee,
96		Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	96
57		Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (f) (i)	57
		WaMu Mortgage Pass-Through Certificates,
97		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	100
221		Series 2003-AR5, Class A7, VAR, 2.453%, 06/25/33	226
12		Series 2003-S11, Class 2A5, IF, 16.402%, 11/25/33	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
117	Series 2004-AR3, Class A2, VAR, 2.584%, 06/25/34	119
353	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	329
	Washington Mutual MSC Mortgage Pass-Through Certificates,
60	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	63
16	Series 2003-MS7, Class P, PO, 03/25/33	15
223	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	224
	Wells Fargo Mortgage-Backed Securities Trust,
31	Series 2003-11, Class 1APO, PO, 10/25/18	31
145	Series 2003-13, Class A7, 4.500%, 11/25/18	147
119	Series 2003-15, Class 1A1, 4.750%, 12/25/18	123
117	Series 2003-K, Class 1A1, VAR, 4.444%, 11/25/33	120
47	Series 2004-7, Class 2A2, 5.000%, 07/25/19	49
138	Series 2004-BB, Class A4, VAR, 2.612%, 01/25/35	140
150	Series 2004-EE, Class 3A1, VAR, 2.949%, 12/25/34	155
483	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	495

		20,062

	Total Collateralized Mortgage Obligations (Cost $88,953)	97,085

Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	158
360	Series 2005-6, Class ASB, VAR, 5.366%, 09/10/47	373
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	56
300	Series 2006-4, Class A4, 5.634%, 07/10/46	344
	Bear Stearns Commercial Mortgage Securities,
149	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	156
360	Series 2006-PW11, Class A4, VAR, 5.621%, 03/11/39	408
16,365	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.245%, 12/11/49 (e)	128
229	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	238

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	332
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	56
269	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	270
	Morgan Stanley Reremic Trust,
60	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	60
400	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	424
167	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	168
630	Series 2012-XA, Class A, 2.000%, 07/28/49	634
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.584%, 08/15/39	1,068
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	123
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	111
489	Wells Fargo Reremic Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	487

	Total Commercial Mortgage-Backed Securities (Cost $5,298)	5,594

Corporate Bonds — 18.4%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	104

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	152
150	2.625%, 09/15/16 (e)	156

		308

	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 4.300%, 03/01/13	153

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	54

	Media — 0.6%
	CBS Corp.,
25	5.750%, 04/15/20	30
135	8.875%, 05/15/19	182
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	208
100	Comcast Corp., 5.900%, 03/15/16	116

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
50	Cox Communications, Inc., 5.450%, 12/15/14	55
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	164
353	5.000%, 03/01/21	397
78	Discovery Communications LLC, 4.375%, 06/15/21	88
	News America, Inc.,
100	7.250%, 05/18/18	125
100	7.700%, 10/30/25	133
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	114
60	4.700%, 10/15/19	69
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	119
50	6.750%, 07/01/18	63
100	8.250%, 02/14/14	110
150	8.250%, 04/01/19	200
35	8.750%, 02/14/19	47
	Viacom, Inc.,
33	1.250%, 02/27/15	33
50	3.125%, 06/15/22	51
43	3.875%, 12/15/21	47
50	4.500%, 03/01/21	57

		2,408

	Multiline Retail — 0.2%
	Kohl’s Corp.,
40	4.000%, 11/01/21	42
40	6.250%, 12/15/17	49
	Macy’s Retail Holdings, Inc.,
22	3.875%, 01/15/22	24
25	7.450%, 07/15/17	31
35	Nordstrom, Inc., 4.000%, 10/15/21	40
400	Target Corp., 6.000%, 01/15/18	493

		679

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	64
130	Home Depot, Inc. (The), 5.400%, 03/01/16	151
95	Staples, Inc., 9.750%, 01/15/14	106

		321

	Total Consumer Discretionary	4,027

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	90
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	269
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	105
50	4.875%, 03/15/19	59
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	82
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34
100	5.500%, 04/01/13	103
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	94
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
250	1.250%, 08/13/17	251
31	3.000%, 08/25/21	33
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

		1,196

	Food & Staples Retailing — 0.1%
55	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	64
	Kroger Co. (The),
50	2.200%, 01/15/17	51
30	6.150%, 01/15/20	36
75	6.400%, 08/15/17	90
50	7.500%, 01/15/14	55

		296

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	52
135	8.500%, 06/15/19	170
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	104
106	4.307%, 05/14/21 (e)	118
	Kellogg Co.,
100	4.250%, 03/06/13	102
200	5.125%, 12/03/12	202
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20 (e)	62
332	6.125%, 08/23/18 (e)	408

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — Continued
	Kraft Foods, Inc.,
48	5.375%, 02/10/20	58
118	6.125%, 02/01/18	143

		1,435

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
73	Procter & Gamble - ESOP, 9.360%, 01/01/21	99

		119

	Total Consumer Staples	3,046

	Energy — 0.8%
	Energy Equipment & Services — 0.0% (g)
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	51
	Transocean, Inc., (Cayman Islands),
35	6.375%, 12/15/21	42
100	6.500%, 11/15/20	120
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	34

		259

	Oil, Gas & Consumable Fuels — 0.8%
57	3.250%, 04/15/22	61
25	6.900%, 09/15/18	32
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	181
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	21
150	ConocoPhillips, 5.750%, 02/01/19	186
150	Devon Energy Corp., 1.875%, 05/15/17	153
80	Encana Corp., (Canada), 6.500%, 05/15/19	97
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	199
100	EOG Resources, Inc., 4.100%, 02/01/21	114
	Marathon Oil Corp.,
228	5.900%, 03/15/18	273
175	6.000%, 10/01/17	209
35	Occidental Petroleum Corp., 1.750%, 02/15/17	36
40	PC Financial Partnership, 5.000%, 11/15/14	43
90	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	100
97	Petro-Canada, (Canada), 6.050%, 05/15/18	118
43	Phillips 66, 2.950%, 05/01/17 (e)	45
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
55	1.875%, 03/25/13	55
184	3.100%, 06/28/15	197
55	4.000%, 03/21/14	58
195	4.375%, 03/25/20	230
	Statoil ASA, (Norway),
67	3.125%, 08/17/17	74
83	3.150%, 01/23/22	89
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	63
	Total Capital International S.A., (France),
44	1.500%, 02/17/17	45
75	1.550%, 06/28/17	76
175	Total Capital S.A., (France), 2.300%, 03/15/16	184

		2,981

	Total Energy	3,240

	Financials — 10.8%
	Capital Markets — 2.5%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	266
75	3.100%, 01/15/15	79
75	4.600%, 01/15/20	86
	BlackRock, Inc.,
325	3.500%, 12/10/14	346
326	5.000%, 12/10/19	379
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	163
40	Charles Schwab Corp. (The), 3.225%, 09/01/22 (e)	40
	Goldman Sachs Group, Inc. (The),
100	3.300%, 05/03/15	103
255	3.625%, 02/07/16	265
66	3.700%, 08/01/15	69
68	5.375%, 03/15/20	73
300	5.500%, 11/15/14	323
80	5.750%, 01/24/22	88
1,100	5.950%, 01/18/18	1,237
250	7.500%, 02/15/19	300
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	111
150	5.125%, 04/13/18	153
125	8.500%, 07/15/19	143
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	155
100	7.300%, 08/01/14 (e)	108
40	7.625%, 08/13/19 (e)	44

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	211
157	5.450%, 07/15/14	168
50	6.150%, 04/25/13	52
814	6.400%, 08/28/17	925
266	6.875%, 04/25/18	310
	Morgan Stanley,
104	4.000%, 07/24/15	106
195	4.200%, 11/20/14	200
800	5.300%, 03/01/13	816
166	5.500%, 07/24/20	171
100	5.500%, 07/28/21	103
450	5.625%, 09/23/19	466
100	5.750%, 01/25/21	103
250	6.000%, 05/13/14	264
100	6.625%, 04/01/18	110
100	7.300%, 05/13/19	113
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	88
178	6.700%, 03/04/20	204
45	Northern Trust Corp., 5.500%, 08/15/13	47
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	527
100	5.750%, 04/25/18	116
100	5.875%, 12/20/17	116

		9,747

	Commercial Banks — 3.4%
100	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	104
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	261
250	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	255
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	125
175	2.550%, 01/12/17	185
123	3.400%, 01/22/15	130
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	145
	Barclays Bank plc, (United Kingdom),
210	2.500%, 01/23/13	211
200	2.500%, 09/21/15 (e)	208
100	2.750%, 02/23/15	102
200	5.200%, 07/10/14	212
250	6.050%, 12/04/17 (e)	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	BB&T Corp.,
70	3.375%, 09/25/13	72
125	3.950%, 04/29/16	137
100	4.900%, 06/30/17	112
150	5.700%, 04/30/14	162
152	Branch Banking & Trust Co., 4.875%, 01/15/13	154
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,057
55	Comerica, Inc., 3.000%, 09/16/15	58
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	259
350	Fifth Third Bancorp, 5.450%, 01/15/17	390
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	210
300	4.875%, 01/14/22	344
250	HSBC USA, Inc., 2.375%, 02/13/15	256
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	207
100	KeyCorp, 6.500%, 05/14/13	104
263	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	275
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	355
	National Australia Bank Ltd., (Australia),
100	2.500%, 01/08/13 (e)	101
300	2.750%, 09/28/15 (e)	311
100	3.750%, 03/02/15 (e)	106
	Nordea Bank AB, (Sweden),
100	1.750%, 10/04/13 (e)	100
300	3.125%, 03/20/17 (e)	312
	PNC Funding Corp.,
133	4.375%, 08/11/20	152
265	5.125%, 02/08/20	314
110	5.250%, 11/15/15	122
115	5.625%, 02/01/17	132
	Rabobank Nederland N.V., (Netherlands),
250	3.200%, 03/11/15 (e)	260
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	123
200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	210
170	SunTrust Banks, Inc., 5.250%, 11/05/12	171
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	205
235	2.200%, 07/29/15 (e)	246

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
	U.S. Bancorp,
150	2.450%, 07/27/15	157
208	2.875%, 11/20/14	219
250	Wachovia Bank N.A., 6.000%, 11/15/17	299
	Wachovia Corp.,
235	4.875%, 02/15/14	249
850	5.750%, 02/01/18	1,020
415	Wells Fargo & Co., 5.625%, 12/11/17	497
500	SUB, 3.676%, 06/15/16	544
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	341
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	321

		12,903

	Consumer Finance — 0.9%
	American Express Credit Corp.,
139	2.800%, 09/19/16	148
200	7.300%, 08/20/13	213
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	337
200	2.125%, 02/28/17 (e)	206
250	Capital One Bank USA N.A., 8.800%, 07/15/19	325
	Capital One Financial Corp.,
100	6.750%, 09/15/17	122
245	7.375%, 05/23/14	271
200	Ford Motor Credit Co. LLC, 3.000%, 06/12/17	201
	HSBC Finance Corp.,
200	5.250%, 01/15/14	208
202	6.375%, 11/27/12	205
	John Deere Capital Corp.,
50	2.250%, 04/17/19	52
33	3.150%, 10/15/21	36
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
100	SLM Corp., 5.375%, 01/15/13	101
91	Springleaf Finance Corp., 5.375%, 10/01/12	91
	Toyota Motor Credit Corp.,
120	1.000%, 02/17/15	121
225	1.750%, 05/22/17	232
200	2.000%, 09/15/16	208
100	2.050%, 01/12/17	104
154	3.200%, 06/17/15	165
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	101

		3,514

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — 2.2%
250	Associates Corp. of North America, 6.950%, 11/01/18	295
	Bank of America Corp.,
100	5.000%, 05/13/21	108
130	5.625%, 07/01/20	144
300	5.650%, 05/01/18	335
170	5.750%, 12/01/17	190
50	5.875%, 01/05/21	56
100	6.500%, 08/01/16	114
125	7.375%, 05/15/14	136
425	Bank of America N.A., 5.300%, 03/15/17	463
	BP Capital Markets plc, (United Kingdom),
100	4.742%, 03/11/21	117
300	5.250%, 11/07/13	317
	Caterpillar Financial Services Corp.,
58	2.850%, 06/01/22	61
100	5.500%, 03/15/16	115
150	6.200%, 09/30/13	159
65	7.050%, 10/01/18	85
100	7.150%, 02/15/19	132
	Citigroup, Inc.,
43	4.587%, 12/15/15	46
125	4.750%, 05/19/15	134
506	5.000%, 09/15/14	529
54	5.375%, 08/09/20	61
700	6.000%, 08/15/17	799
285	6.010%, 01/15/15	312
300	6.125%, 11/21/17	346
	CME Group, Inc.,
110	5.400%, 08/01/13	115
190	5.750%, 02/15/14	204
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	226
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	50
27	4.500%, 08/16/21 (e)	29
	General Electric Capital Corp.,
220	4.375%, 09/16/20	244
800	4.650%, 10/17/21	913
500	5.400%, 02/15/17	580
475	5.625%, 05/01/18	563
500	5.650%, 06/09/14	539
100	Textron Financial Corp., 5.400%, 04/28/13	103

		8,620

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — 1.4%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	47
50	5.600%, 05/15/15	56
	Aflac, Inc.,
28	2.650%, 02/15/17	29
32	4.000%, 02/15/22	35
25	8.500%, 05/15/19	34
	American International Group, Inc.,
385	4.250%, 05/15/13	393
350	5.450%, 05/18/17	393
200	5.600%, 10/18/16	225
45	Aon Corp., 3.500%, 09/30/15	47
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	613
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	181
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	216
98	3.750%, 08/15/21	108
90	CNA Financial Corp., 5.875%, 08/15/20	104
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	88
37	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	39
35	Lincoln National Corp., 4.200%, 03/15/22	37
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	308
100	2.300%, 09/28/15 (e)	104
200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	217
	Metropolitan Life Global Funding I,
107	1.700%, 06/29/15 (e)	109
200	2.500%, 09/29/15 (e)	208
175	3.650%, 06/14/18 (e)	193
100	3.875%, 04/11/22 (e)	109
222	5.200%, 09/18/13 (e)	232
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	51
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	173
125	3.000%, 05/04/15 (e)	132
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	161
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	215
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	202
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	51

		5,213

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
125	5.875%, 09/15/20	132
150	6.650%, 01/15/18	166
27	ERP Operating LP, 4.625%, 12/15/21	31
	HCP, Inc.,
8	3.750%, 02/01/19	9
92	5.375%, 02/01/21	105
	Simon Property Group LP,
81	4.125%, 12/01/21	89
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	45
100	5.625%, 08/15/14	108
50	5.650%, 02/01/20	60
40	6.100%, 05/01/16	46
50	6.125%, 05/30/18	61
159	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	191

		1,061

	Thrifts & Mortgage Finance — 0.1%
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
523	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	528

		555

	Total Financials	41,613

	Health Care — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	433
44	4.500%, 03/15/20	49
40	5.700%, 02/01/19	47
98	Celgene Corp., 3.250%, 08/15/22	99

		628

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
50	4.000%, 03/01/14	53
50	4.625%, 03/15/15	55

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Health Care Equipment & Supplies — Continued
40	Becton Dickinson and Co., 5.000%, 05/15/19	47

		155

	Health Care Providers & Services — 0.1%
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	52
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	120
	WellPoint, Inc.,
115	3.125%, 05/15/22	115
27	5.875%, 06/15/17	32
18	7.000%, 02/15/19	22

		341

	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	108
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	184
75	Merck & Co., Inc., 6.000%, 09/15/17	93

		385

	Total Health Care	1,509

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	83
100	Honeywell International, Inc., 5.300%, 03/01/18	122
47	Lockheed Martin Corp., 2.125%, 09/15/16	49
50	United Technologies Corp., 6.125%, 02/01/19	63

		317

	Airlines — 0.0% (g)
84	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	89
37	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	40
73	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	79

		208

	Commercial Services & Supplies — 0.1%
70	ADT Corp. (The), 3.500%, 07/15/22 (e)	73
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	131
100	5.000%, 03/15/15	106
50	5.600%, 03/15/18	53
60	Waste Management, Inc., 7.375%, 03/11/19	77

		440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	43
70	Fluor Corp., 3.375%, 09/15/21	75

		150

	Industrial Conglomerates — 0.1%
152	Koninklijke Philips Electronics N.V., (Netherlands), 3.750%, 03/15/22	165
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	117

		282

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	32
89	Deere & Co., 2.600%, 06/08/22	92
50	Eaton Corp., 5.600%, 05/15/18	60
25	Parker Hannifin Corp., 5.500%, 05/15/18	30

		289

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	21
100	5.650%, 05/01/17	119
100	7.000%, 02/01/14	109
	CSX Corp.,
30	6.250%, 04/01/15	34
30	7.375%, 02/01/19	38
50	7.900%, 05/01/17	63
615	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	737
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	146
50	7.700%, 05/15/17	63
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
233	4.163%, 07/15/22	265
100	4.875%, 01/15/15	109
82	5.650%, 05/01/17	96

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Road & Rail — Continued
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	161

		2,168

	Total Industrials	3,854

	Information Technology — 0.8%
	Computers & Peripherals — 0.4%
256	Dell, Inc., 3.100%, 04/01/16	272
	Hewlett-Packard Co.,
208	2.600%, 09/15/17	206
87	4.050%, 09/15/22	85
195	4.375%, 09/15/21	195
325	5.400%, 03/01/17	360
200	6.125%, 03/01/14	214

		1,332

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
55	3.375%, 11/01/15	57
120	6.875%, 07/01/13	126

		183

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	128
100	1.875%, 05/15/19	102
150	5.700%, 09/14/17	184
200	7.625%, 10/15/18	270

		684

	Office Electronics — 0.0% (g)
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	56
40	6.750%, 02/01/17	47

		143

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	38
73	Texas Instruments, Inc., 1.650%, 08/03/19	73

		111

	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	29
120	Microsoft Corp., 1.625%, 09/25/15	124
	Oracle Corp.,
200	5.250%, 01/15/16	230

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
100	5.750%, 04/15/18	124

		507

	Total Information Technology	2,960

	Materials — 0.5%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	102
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	67
38	4.250%, 11/15/20	42
60	7.600%, 05/15/14	66
40	8.550%, 05/15/19	54
	E.l. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	105
50	4.125%, 03/06/13	51
100	6.000%, 07/15/18	126
34	Mosaic Co. (The), 3.750%, 11/15/21	36
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	102
230	Praxair, Inc., 4.625%, 03/30/15	253
150	Union Carbide Corp., 7.500%, 06/01/25	182

		1,186

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	38
83	1.625%, 02/24/17	85
100	5.400%, 03/29/17	117
100	6.500%, 04/01/19	128
128	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	129
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	28
50	8.950%, 05/01/14	57
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	58

		640

	Total Materials	1,826

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
100	4.450%, 05/15/21	117
135	5.100%, 09/15/14	147
150	5.500%, 02/01/18	182

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
15	BellSouth Corp., 5.200%, 09/15/14	16
89	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	94
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	119
61	France Telecom S.A., (France), 2.750%, 09/14/16	64
500	GTE Corp., 6.840%, 04/15/18	621
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
148	Qwest Corp., 6.750%, 12/01/21	175
	Telecom Italia Capital S.A., (Luxembourg),
280	4.950%, 09/30/14	284
225	5.250%, 11/15/13	231
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	278
30	5.877%, 07/15/19	29
100	Verizon Communications, Inc., 5.500%, 02/15/18	122
250	Verizon Maryland, Inc., 7.150%, 05/01/23	258
100	Verizon New England, Inc., 4.750%, 10/01/13	104

		2,868

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	160
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
	Vodafone Group plc, (United Kingdom),
100	1.625%, 03/20/17	102
125	5.000%, 09/15/15	140

		443

	Total Telecommunication Services	3,311

	Utilities — 1.4%
	Electric Utilities — 0.9%
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	44
	Carolina Power & Light Co.,
40	2.800%, 05/15/22	42
233	5.125%, 09/15/13	244
150	5.300%, 01/15/19	181
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	63
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	36
20	Detroit Edison Co. (The), 2.650%, 06/15/22	21

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
200	Duke Energy Carolinas LLC, 5.625%, 11/30/12	202
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	66
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	99
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	76
40	Georgia Power Co., 6.000%, 11/01/13	42
135	Indiana Michigan Power Co., 7.000%, 03/15/19	169
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	32
12	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	12
60	Nevada Power Co., 7.125%, 03/15/19	78
150	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	180
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	45
180	Nisource Finance Corp., 4.450%, 12/01/21	195
25	Ohio Power Co., 6.050%, 05/01/18	30
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	61
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	68
125	5.625%, 11/30/17	152
	PacifiCorp,
100	3.850%, 06/15/21	113
60	5.650%, 07/15/18	74
75	Peco Energy Co., 5.350%, 03/01/18	90
51	Public Service Co. of Colorado, 3.200%, 11/15/20	56
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	83
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	213
	Southern Co.,
45	1.950%, 09/01/16	47
40	4.150%, 05/15/14	42
30	Southwestern Public Service Co., 8.750%, 12/01/18	41
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	106
30	5.668%, 08/15/14	32
140	6.200%, 04/15/18	169
50	8.000%, 10/01/19	65
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	212
100	5.400%, 04/30/18	121

		3,602

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Gas Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	100
50	4.450%, 04/15/13	51
100	6.375%, 07/15/16	117
30	Atmos Energy Corp., 8.500%, 03/15/19	40
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	60
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	103
100	6.500%, 08/15/18	125
30	7.125%, 01/15/19	39

		635

	Independent Power Producers & Energy Traders — 0.0% (g)
150	PPL Energy Supply LLC, 4.600%, 12/15/21	160

	Multi-Utilities — 0.2%
150	Dominion Resources, Inc., 8.875%, 01/15/19	205
50	PG&E Corp., 5.750%, 04/01/14	54
	Sempra Energy,
80	8.900%, 11/15/13	88
150	9.800%, 02/15/19	211
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	33
100	6.250%, 12/01/15	117

		708

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	238

	Total Utilities	5,343

	Total Corporate Bonds (Cost $64,994)	70,729

Foreign Government Securities — 1.1%
	Israel Government AID Bond, (Israel),
1,000	Zero Coupon, 08/15/17	948
1,000	Zero Coupon, 08/15/18	927
1,557	Zero Coupon, 08/15/20	1,356
100	Province of Manitoba, (Canada), 2.125%, 04/22/13	101
	Province of Ontario, (Canada),
400	0.950%, 05/26/15	405
250	2.700%, 06/16/15	265
300	2.950%, 02/05/15	317

	Total Foreign Government Securities (Cost $4,097)	4,319

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — 10.9%
		Federal Home Loan Mortgage Corp.,
46		ARM, 2.168%, 01/01/27	50
15		ARM, 2.250%, 07/01/26	15
150		ARM, 2.415%, 01/01/37	160
310		ARM, 2.471%, 08/01/36	331
458		ARM, 2.620%, 12/01/34	490
253		ARM, 2.705%, 03/01/37	271
138		ARM, 2.764%, 09/01/36	147
231		ARM, 2.903%, 09/01/36	248
133		ARM, 3.271%, 02/01/37	143
218		ARM, 3.504%, 04/01/38	234
393		ARM, 6.037%, 06/01/36	425
141		ARM, 6.554%, 11/01/36	152
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
222		4.000%, 06/01/19	237
55		4.500%, 10/01/18	60
394		5.500%, 06/01/17 - 01/01/24	428
195		6.000%, 10/01/17 - 04/01/18	200
560		6.500%, 01/01/17 - 03/01/22	600
15		7.000%, 09/01/12 - 01/01/17	15
—	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
17		6.000%, 12/01/22	19
85		6.500%, 12/01/13 - 08/01/26	96
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
105		6.000%, 01/01/34	117
162		7.000%, 04/01/26 - 02/01/37	187
8		7.500%, 08/01/25	10
10		8.000%, 07/01/20 - 11/01/24	12
28		8.500%, 07/01/28	35
531		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	631
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
498		3.500%, 06/01/42	533
499		4.000%, 06/01/42	548
454		6.000%, 02/01/33	504
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2		12.000%, 08/01/15 - 07/01/19	2
		Federal National Mortgage Association,
6		ARM, 1.875%, 03/01/19	6
80		ARM, 2.215%, 02/01/37	85

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
218		ARM, 2.273%, 01/01/35	232
204		ARM, 2.282%, 08/01/34	217
223		ARM, 2.285%, 09/01/35	238
314		ARM, 2.291%, 02/01/35	335
149		ARM, 2.292%, 11/01/33	158
258		ARM, 2.330%, 01/01/35	273
205		ARM, 2.362%, 04/01/35	218
163		ARM, 2.406%, 04/01/33	173
119		ARM, 2.460%, 08/01/35	126
215		ARM, 2.505%, 10/01/34	230
353		ARM, 2.543%, 09/01/34	376
282		ARM, 2.569%, 09/01/35	301
175		ARM, 2.593%, 02/01/35	187
1		ARM, 2.749%, 08/01/19	1
237		ARM, 2.780%, 02/01/37	253
270		ARM, 2.816%, 09/01/33	290
95		ARM, 2.919%, 08/01/36	101
167		ARM, 2.945%, 07/01/46	179
19		ARM, 2.987%, 09/01/27	20
351		ARM, 3.219%, 02/01/36	374
17		ARM, 3.850%, 03/01/29	19
159		ARM, 6.193%, 09/01/36	172
		Federal National Mortgage Association, 15 Year, Single Family,
358		4.000%, 09/01/18 - 05/01/19	386
1,113		4.500%, 05/01/18 - 05/01/19	1,213
663		5.000%, 12/01/16 - 04/01/19	732
426		5.500%, 01/01/20 - 06/01/20	465
578		6.000%, 03/01/21 - 01/01/24	631
113		6.500%, 05/01/13 - 08/01/20	123
—	(h)	8.000%, 11/01/12	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
137		6.000%, 04/01/24	152
184		6.500%, 05/01/22	207
		Federal National Mortgage Association, 30 Year, FHA/VA,
20		6.000%, 09/01/33	22
36		6.500%, 03/01/29	43
20		8.500%, 08/01/27 - 02/01/30	23
14		9.000%, 09/01/19 - 12/01/30	14
8		9.500%, 12/01/18	10
		Federal National Mortgage Association, 30 Year, Single Family,
159		4.500%, 08/01/33	172
1,860		5.000%, 07/01/33 - 08/01/40	2,063
2,137		5.500%, 09/01/33 - 02/01/38	2,366

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,036		6.000%, 12/01/32 - 09/01/37	1,159
61		6.500%, 08/01/31	70
15		7.000%, 07/01/25 - 08/01/32	18
19		7.500%, 11/01/22 - 05/01/25	22
614		8.000%, 03/01/21 - 11/01/32	763
10		8.500%, 07/01/24 - 06/01/25	12
—	(h)	9.000%, 04/01/26	1
4		10.000%, 02/01/24	5
2		12.500%, 01/01/16	2
		Federal National Mortgage Association, Other,
989		2.004%, 01/01/17	1,016
1,000		2.056%, 01/01/17	999
2,913		2.970%, 11/01/18	3,143
2,436		3.590%, 12/01/20	2,712
1,000		3.658%, 10/01/20	1,110
476		4.291%, 06/01/21	553
1,078		4.298%, 03/01/21	1,239
1,980		4.380%, 01/01/21 - 04/01/21	2,295
500		4.390%, 05/01/21	581
800		4.443%, 04/01/21	926
958		4.500%, 03/01/20	1,100
364		5.500%, 04/01/38	395
431		6.000%, 03/01/37	469
		Government National Mortgage Association II, 30 Year, Single Family,
989		6.000%, 03/20/28 - 09/20/38	1,115
16		7.500%, 02/20/28 - 09/20/28	19
43		8.000%, 12/20/25 - 08/20/28	52
26		8.500%, 03/20/25 - 05/20/25	33
		Government National Mortgage Association, 15 Year, Single Family,
37		6.000%, 10/15/17	40
17		8.000%, 01/15/16	18
		Government National Mortgage Association, 30 Year, Single Family,
617		6.000%, 11/15/28 - 12/15/38	703
430		6.500%, 01/15/24 - 12/15/35	498
398		7.000%, 08/15/23 - 06/15/35	466
31		7.500%, 11/15/22 - 09/15/28	37
7		8.000%, 05/15/22 - 08/15/28	8
6		8.500%, 11/15/17	7
13		9.000%, 08/15/16 - 11/15/24	14
242		9.500%, 09/15/18 - 12/15/25	279
4		12.000%, 11/15/19	5

		Total Mortgage Pass-Through Securities (Cost $39,355)	41,970

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Supranational — 0.1%
150	African Development Bank, 8.800%, 09/01/19	202
40	Corp. Andina de Fomento, 5.200%, 05/21/13	41

	Total Supranational (Cost $244)	243

U.S. Government Agency Securities — 2.1%
500	Federal Farm Credit Banks, 5.125%, 11/15/18	618
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,282
1,000	Zero Coupon, 06/01/17	954
800	5.000%, 05/11/17	962
500	Federal National Mortgage Association STRIPS, Zero Coupon, 11/15/21	409
	Financing Corp. Fico,
500	Zero Coupon, 04/05/19	452
584	Zero Coupon, 09/26/19	521
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	962
450	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	398
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,225
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	298

	Total U.S. Government Agency Securities (Cost $7,486)	8,081

U.S. Treasury Obligations — 31.2%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,582
320	8.500%, 02/15/20	492
250	8.750%, 05/15/20	392
250	8.750%, 08/15/20	395
3,000	8.875%, 08/15/17	4,211
835	11.250%, 02/15/15	1,058
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,889
300	0.625%, 04/15/13	329
700	1.125%, 01/15/21	859
300	1.250%, 04/15/14	338
250	2.000%, 01/15/14	324
	U.S. Treasury Notes,
500	0.375%, 10/31/12	500
500	0.625%, 12/31/12	501
1,000	1.375%, 01/15/13	1,005
400	1.375%, 12/31/18	412
4,900	1.500%, 08/31/18	5,099
1,500	1.750%, 10/31/18	1,582
1,100	1.875%, 04/30/14	1,130

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,500	2.125%, 12/31/15	1,588
1,500	2.250%, 07/31/18	1,627
1,500	2.750%, 11/30/16	1,643
1,755	2.750%, 05/31/17	1,935
3,000	2.750%, 12/31/17	3,326
300	3.125%, 04/30/13	306
1,000	3.125%, 04/30/17	1,118
7,900	3.250%, 12/31/16	8,831
1,000	3.250%, 03/31/17	1,123
400	3.500%, 02/15/18	460
2,000	4.000%, 11/15/12	2,015
700	4.000%, 02/15/15	764
200	4.500%, 02/15/16	228
1,000	4.750%, 08/15/17	1,202
	U.S. Treasury STRIPS,
202	11/15/13	202
800	02/15/14 (m)	798
4,566	05/15/14 (m)	4,548
1,500	08/15/14 (m)	1,494
3,518	11/15/14 (m)	3,499
3,325	02/15/15	3,303
32	08/15/15	32
4,952	11/15/15 (m)	4,894
5,766	02/15/16 (m)	5,689
1,072	05/15/16	1,055
2,505	08/15/16	2,458
700	11/15/16	685
1,224	02/15/17	1,193
4,446	08/15/17	4,301
1,960	11/15/17	1,889
2,200	02/15/18	2,109
495	05/15/19	463
4,350	08/15/19	4,043
2,000	02/15/20	1,833
13,948	05/15/20	12,686
150	05/15/20	137
12,550	08/15/20	11,332
1,650	05/15/21	1,454
100	08/15/21	87
1,350	11/15/21	1,171
100	08/15/26	73
300	11/15/26	216

	Total U.S. Treasury Obligations (Cost $110,608)	119,908

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 5.5%
	Investment Company — 5.5%
21,255	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $21,255)	21,255

	Total Investments — 99.6% (Cost $355,541)	382,500
	Other Assets in Excess of Liabilities — 0.4%	1,358

	NET ASSETS — 100.0%	$383,858

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2012 (Unaudited)

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2012.
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2012. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2012.
VA	— Veterans Administration

VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2012.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

	Fund	Value	Percentage
	Core Bond Trust	$35,692	1.0%
	Intermediate Bond Trust	2,443	0.6

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2012.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2012 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,548,941	$299,620		$361,245
Investments in affiliates, at value	55,995	7,283		21,255

Total investment securities, at value	3,604,936	306,903		382,500
Receivables:
Investment securities sold	346	1		35
Fund shares sold	630	—		—
Interest and dividends from non-affiliates	17,339	731		1,612
Dividends from affiliates	7	1		2
Tax reclaims	—	—	(a)	—
Securities lending income	—	—	(a)	—
Variation margin on futures contracts	—	24		—
Prepaid expenses and other assets	—	—		3

Total Assets	3,623,258	307,660		384,152

LIABILITIES:
Payables:
Dividends	285	—		34
Investment securities purchased	5,251	—		91
Collateral for securities lending program	—	30		—
Fund shares redeemed	1,109	—		86
Accrued liabilities:
Investment advisory fees	400	18		25
Custodian and accounting fees	42	15		22
Trustees’ and Chief Compliance Officer’s fees	2	—	(a)	—	(a)
Audit fees	26	24		34
Other	7	4		2

Total Liabilities	7,122	91		294

Net Assets	$3,616,136	$307,569		$383,858

NET ASSETS:
Paid-in-Capital	$3,308,266	$266,894		$357,617
Accumulated undistributed (distributions in excess of) net investment income	2,081	1,325		57
Accumulated net realized gains (losses)	(326)	(54,611)		(775)
Net unrealized appreciation (depreciation)	306,115	93,961		26,959

Total Net Assets	$3,616,136	$307,569		$383,858

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	328,870	18,060		35,723

Net Asset Value, offering and redemption price per share (b)	$11.00	$17.03		$10.75

Cost of investments in non-affiliates	$3,242,826	$206,034		$334,286
Cost of investments in affiliates	55,995	7,158		21,255
Value of securities on loan	—	30		—

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2012 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$76,092	$— (a)	$6,742
Dividend income from non-affiliates	—	3,210	—
Dividend income from affiliates	67	58	10
Income from securities lending (net)	—	— (a)	—

Total investment income	76,159	3,268	6,752

EXPENSES:
Investment advisory fees	5,342	377	558
Administration fees	1,781	151	186
Custodian and accounting fees	196	16	87
Professional fees	49	23	33
Trustees’ and Chief Compliance Officer’s fees	20	1	2
Printing and mailing costs	12	2	1
Transfer agent fees	6	1	2
Other	58	4	8

Total expenses	7,464	575	877

Less amounts waived	(4,865)	(428)	(607)

Net expenses	2,599	147	270

Net investment income (loss)	73,560	3,121	6,482

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,489)	1,972	(775)
Investment in affiliates	—	(9)	—
Futures	—	55	—

Net realized gain (loss)	(2,489)	2,018	(775)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	57,359	7,148	4,620
Investments in affiliates	—	(182)	—
Futures	—	35	—

Change in net unrealized appreciation/depreciation	57,359	7,001	4,620

Net realized/unrealized gains (losses)	54,870	9,019	3,845

Change in net assets resulting from operations	$128,430	$12,140	$10,327

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Six Months Ended 8/31/2012 (Unaudited)	Year Ended 2/29/2012	Six Months Ended 8/31/2012 (Unaudited)	Year Ended 2/29/2012	Six Months Ended 8/31/2012 (Unaudited)	Year Ended 2/29/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$73,560	$149,725	$3,121	$6,700	$6,482	$13,338
Net realized gain (loss)	(2,489)	15,415	2,018	(2,629)	(775)	3,171
Change in net unrealized appreciation/depreciation	57,359	90,772	7,001	12,157	4,620	7,860

Change in net assets resulting from operations	128,430	255,912	12,140	16,228	10,327	24,369

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(71,163)	(153,487)	(3,125)	(7,278)	(6,366)	(14,567)
From net realized gains	—	(4,919)	—	—	—	(1,970)
Return of capital	—	—	—	—	—	(790)

Total distributions to shareholders	(71,163)	(158,406)	(3,125)	(7,278)	(6,366)	(17,327)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	243,088	774,356	23,758	30,932	15,996	79,121
Dividends and distributions reinvested	69,426	154,789	3,113	7,278	6,153	16,912
Cost of shares redeemed	(211,966)	(590,970)	(29,415)	(87,258)	(3,557)	(108,690)

Change in net assets resulting from capital transactions	100,548	338,175	(2,544)	(49,048)	18,592	(12,657)

NET ASSETS:
Change in net assets	157,815	435,681	6,471	(40,098)	22,553	(5,615)
Beginning of period	3,458,321	3,022,640	301,098	341,196	361,305	366,920

End of period	$3,616,136	$3,458,321	$307,569	$301,098	$383,858	$361,305

Accumulated undistributed (distributions in excess of) net investment income	$2,081	$(316)	$1,325	$1,329	$57	$(59)

SHARE TRANSACTIONS:
Issued	22,358	72,277	1,413	2,053	1,495	7,492
Reinvested	6,376	14,484	189	481	576	1,602
Redeemed	(19,439)	(55,193)	(1,753)	(5,516)	(333)	(10,442)

Change in Shares	9,295	31,568	(151)	(2,982)	1,738	(1,348)

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Six Months Ended August 31, 2012 (Unaudited)	$10.82	$0.23	$0.17	$0.40	$(0.22)	$—	$—	$(0.22)
Year Ended February 29, 2012	10.50	0.50	0.35	0.85	(0.51)	(0.02)	—	(0.53)
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—	—	(0.55)
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—	—	(0.63)
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—	—	(0.55)
Year Ended February 29, 2008	9.78	0.49	0.31	0.80	(0.49)	—	—	(0.49)

Equity Index Trust
Six Months Ended August 31, 2012 (Unaudited)	16.53	0.17	0.50	0.67	(0.17)	—	—	(0.17)
Year Ended February 29, 2012	16.10	0.31	0.46	0.77	(0.34)	—	—	(0.34)
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	—	(0.27)
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	—	(0.30)
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	—	(0.34)
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	—	(0.67)

Intermediate Bond Trust
Six Months Ended August 31, 2012 (Unaudited)	10.63	0.19	0.11	0.30	(0.18)	—	—	(0.18)
Year Ended February 29, 2012	10.38	0.43	0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	—	(0.48)
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	—	(0.53)
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	—	(0.50)
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—	—	(0.48)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)

$11.00	3.73%	$3,616,136	0.15%	4.12%	0.42%	8%
10.82	8.24	3,458,321	0.15	4.66	0.42	21
10.50	7.71	3,022,640	0.14	5.23	0.42	20
10.27	14.70	2,808,694	0.14	6.24	0.42	19
9.53	(0.06)	2,367,508	0.15	5.60	0.44	13
10.09	8.49	2,626,150	0.15	5.00	0.42	16

17.03	4.11	307,569	0.10	2.06	0.38	4
16.53	4.97	301,098	0.10	2.03	0.38	8
16.10	22.38	341,196	0.10	1.95	0.40	13
13.42	53.50	304,822	0.10	2.37	0.42	18
8.98	(43.42)	243,919	0.10	2.43	0.41	14
16.27	(3.70)	398,720	0.10	1.90	0.40	15

10.75	2.87	383,858	0.15	3.47	0.47	7
10.63	7.98	361,305	0.14	4.05	0.48	35
10.38	5.72	366,920	0.14	4.60	0.46	28
10.28	11.72	359,197	0.15	5.33	0.47	23
9.70	1.29	287,529	0.15	5.07	0.49	11
10.08	8.41	349,739	0.15	4.85	0.45	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$120,615	$38,002		$158,617
Collateralized Mortgage Obligations
Agency	—	736,618	29,341		765,959
Non-Agency	—	375,631	26,337		401,968

Total Collateralized Mortgage Obligations	—	1,112,249	55,678		1,167,927

Commercial Mortgage-Backed Securities	—	70,723	20,833		91,556
Corporate Bonds
Consumer Discretionary	—	50,941	—		50,941
Consumer Staples	—	37,748	—		37,748
Energy	—	41,058	—		41,058
Financials	—	360,042	—		360,042
Health Care	—	15,669	—		15,669
Industrials	—	35,602	2,651		38,253
Information Technology	—	33,587	—		33,587
Materials	—	19,738	—		19,738
Telecommunication Services	—	42,843	—		42,843
Utilities	—	71,398	—		71,398

Total Corporate Bonds	—	708,626	2,651		711,277

Foreign Government Securities	—	48,713	—		48,713
Mortgage Pass-Through Securities	—	414,381	—		414,381
Municipal Bonds	—	6,940	—		6,940
Supranational	—	5,115	—		5,115
U.S. Government Agency Securities	—	54,347	—		54,347
U.S. Treasury Obligations	—	890,068	—		890,068
Short-Term Investment
Investment Company	55,995	—	—		55,995

Total Investments in Securities	$55,995	$3,431,777	$117,164	*	$3,604,936

* Level	3 securities are valued by brokers. At August 31, 2012, the value of these securities was $117,164. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

Equity Index Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$306,613	$290	$—	$306,903

Appreciation in Other Financial Instruments
Futures Contracts	$250	$—	$—	$250

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,097	$3,219		$13,316
Collateralized Mortgage Obligations
Agency	—	76,043	980		77,023
Non-Agency	—	18,629	1,433		20,062

Total Collateralized Mortgage Obligations	—	94,672	2,413		97,085

Commercial Mortgage-Backed Securities	—	4,305	1,289		5,594
Corporate Bonds
Consumer Discretionary	—	4,027	—		4,027
Consumer Staples	—	3,046	—		3,046
Energy	—	3,240	—		3,240
Financials	—	41,613	—		41,613
Health Care	—	1,509	—		1,509
Industrials	—	2,909	945		3,854
Information Technology	—	2,960	—		2,960
Materials	—	1,826	—		1,826
Telecommunication Services	—	3,311	—		3,311
Utilities	—	5,343	—		5,343

Total Corporate Bonds	—	69,784	945		70,729

Foreign Government Securities	—	4,319	—		4,319
Mortgage Pass-Through Securities	—	41,970	—		41,970
Supranational	—	243	—		243
U.S. Government Agency Securities	—	8,081	—		8,081
U.S. Treasury Obligations	—	119,908	—		119,908
Short-Term Investment
Investment Company	21,255	—	—		21,255

Total Investments in Securities	$21,255	$353,379	$7,866	*	$382,500

* Level	3 securities are valued by brokers. At August 31, 2012, the value of these securities was $7,866. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

For each of the Funds, there were no transfers between Levels 1 and 2 during the six months ended August 31, 2012.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases (1)	Sales (2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/12
Investments in Securities
Asset-Backed Securities	$9,683	$—	$123	$3	$25,970	$(8,473)	$10,696	$—	$38,002
Collateralized Mortgage Obligations
Agency	—	—	150	(33)	18,156	(234)	11,302	—	29,341
Non-Agency	13,819	—	3,541	(286)	7,915	(8,598)	9,946	—	26,337
Commercial Mortgage-Backed Securities	—	—	93	5	12,998	(2,637)	10,374	—	20,833
Corporate Bonds —Industrials	—	—	19	(1)	—	(79)	2,712	—	2,651

Total	$23,502	$—	$3,926	$(312)	$65,039	$(20,021)	$45,030	$—	$117,164

Intermediate Bond Trust

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases (1)	Sales (2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/12
Investments in Securities
Asset-Backed Securities	$334	$—	$6	$—	(a)	$2,624	$(413)	$668	$—	$3,219
Collateralized Mortgage Obligations
Agency	—	—	6	—	(a)	—	(35)	1,009	—	980
Non-Agency	632	—	2,918	(226)		816	(3,127)	420	—	1,433
Commercial Mortgage-Backed Securities	—	—	2	—	(a)	1,189	(123)	221	—	1,289
Corporate Bonds — Industrials	—	—	5	(2)		—	(6)	948	—	945

Total	$966	$—	$2,937	$(228)		$4,629	$(3,704)	$3,266	$—	$7,866

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2012, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Value
Core Bond Trust	$3,926
Intermediate Bond Trust	2,937

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (“Securities Act”). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2012, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

The following is the value and percentage of net assets of illiquid securities as of August 31, 2012 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$35,692	1.0%
Intermediate Bond Trust	2,443	0.6

C. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2012 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$4,135
Ending Notional Balance Long	4,145

D. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands) :

Affiliate	Value at February 29, 2012	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend/ Interest Income	Shares at August 31, 2012	Value at August 31, 2012
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$83,998	$370,454	$398,457	$—	$67	55,995	$55,995

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$3,586	$114	$146	$(9)	$55	91	$3,363
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	2,565	21,167	19,842	—	3	3,890	3,890
JPMorgan Prime Money Market Fund, Capital Shares**	33	32	35	—	—	30	30

	$6,184	$21,313	$20,023	$(9)	$58	4,011	$7,283

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$8,286	$39,264	$26,295	$—	$10	21,255	$21,255

*	Security is included in an index in which the Fund, as an index fund, invests.
**	Represents investment of cash collateral related to securities on loan, as described in Note 2.E. Dividend income earned from this investment is included in, and represents a significant portion of, Income from securities lending (net) in the Statements of Operations.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

E. Securities Lending — The Funds may lend securities to brokers, approved by the Advisor, in order to generate additional income. The Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), serves as lending agent for the Equity Index Trust pursuant to a Securities Lending Agreement (the “GSAL Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Fund is required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

For the six months ended August 31, 2012, the Equity Index Trust Fund earned less than $1,000 from the investment of cash collateral, prior to rebates of fees, from an investment in an affiliated fund as described below.

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. securities plus accrued interest. The GSAL Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% of the value of loaned securities.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOIs. At August 31, 2012, the value of outstanding securities on loan and the value of Collateral Investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total Value of Collateral Investments
Equity Index Trust	$30	$30	$30

The Fund bears the risk of loss associated with the Collateral Investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, GSAL has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

The Advisor waived fees associated with the Fund’s investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Value
Equity Index Trust	$—	(a)

(a)	Amount rounds to less than $1,000.

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Fund’s investment in such fund. A portion of the waiver is voluntary.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annualized rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2012. The contractual expense limitation percentages in the table above are in place until at least June 30, 2013.

For the six months ended August 31, 2012, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$3,004	$1,781	$4,785
Equity Index Trust	273	151	424
Intermediate Bond Trust	411	186	597

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2012 were as follows (excluding the reimbursement disclosed in Note 2.E. regarding cash collateral for securities lending invested in JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Trust	$80
Equity Index Trust	4
Intermediate Bond Trust	10

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

F. Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2012, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2012, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2012, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$315,101	$247,575	$48,161	$11,268
Equity Index Trust	12,996	16,991	—	—
Intermediate Bond Trust	20,308	23,347	4,329	—

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2012 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,298,821	$326,400	$20,285	$306,115
Equity Index Trust	213,192	103,716	10,005	93,711
Intermediate Bond Trust	355,541	27,562	603	26,959

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 29, 2012, Equity Index Trust had post-enactment net long-term capital loss carryforwards of approximately $694,000.

At February 29, 2012, the following Funds had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	2019	Total
Equity Index Trust	$9,624	$14,261	$7,018	$30,903

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment advisor or its affiliates who maintain one or more separately managed private accounts. In addition, Equity Index Trust has a shareholder that owns a significant portion of the Fund’s outstanding shares. Significant shareholder transactions by this shareholder may impact the Fund’s performance.

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2012 (Unaudited) (continued)

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2012, and continued to hold your shares at the end of the reporting period, August 31, 2012.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2012	Ending Account Value, August 31, 2012	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,037.30	$0.77	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

Equity Index Trust
Actual	$1,000.00	$1,041.10	$0.51	0.10%
Hypothetical	1,000.00	1,024.70	0.51	0.10

Intermediate Bond Trust
Actual	$1,000.00	$1,028.70	$0.77	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to each Funds’ respective annualized expense ratio, multiplied by the average account value , over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2012, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 23, 2012.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM, an affiliate of the Advisor, earn fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, securities lending for Core Bond Trust and Intermediate Bond Trust, and other related services. The Trustees also considered that the Funds that use JPMCB as securities lending agent are not currently engaging in securities lending and that the Equity Index Trust, while not initiating new loans, uses an unaffiliated lending agent for any securities loans outstanding.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis prepared by the independent consultant. The Lipper performance data noted by the Trustees as part of their review

AUGUST 31, 2012	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that Core Bond Trust’s performance was in the second, first, and first quintiles for the one-, three-, and five-year periods ended December 31, 2011, respectively. The Trustees also noted that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that Equity Index Trust’s performance was in the first quintile for each of the one-, three- and five-year periods ended December 31, 2011, and that the independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that Intermediate Bond Trust’s performance was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2011, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that Equity Index Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2012

FOR MORE INFORMATION:

INVESTMENT ADVISOR

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2012. All rights reserved. August 2012.	SAN-INSTT-812

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 9, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 9, 2012